UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	2-29-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Global Allocation Fund

February 29, 2012

Global Allocation - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares	Value

MUTUAL FUNDS(1) — 80.6%

INTERNATIONAL EQUITY FUNDS — 38.6%
Emerging Markets Fund Institutional Class(2)	42,412	$357,959
Global Gold Fund Institutional Class	7,005	151,387
Global Real Estate Fund Institutional Class	79,075	766,239
International Growth Fund Institutional Class	108,780	1,160,679

		2,436,264

DOMESTIC EQUITY FUNDS — 15.7%
Core Equity Plus Fund Institutional Class	35,239	383,402
Heritage Fund Institutional Class(2)	3,530	81,362
Large Company Value Fund Institutional Class	34,751	206,073
Mid Cap Value Fund Institutional Class	6,237	78,466
Select Fund Institutional Class	4,788	210,562
Small Company Fund Institutional Class	3,660	31,070

		990,935

DOMESTIC FIXED INCOME FUNDS — 13.7%
Diversified Bond Fund Institutional Class	38,850	430,459
High-Yield Fund Institutional Class	72,049	438,780

		869,239

INTERNATIONAL FIXED INCOME FUNDS — 12.6%
International Bond Fund Institutional Class	54,891	794,815

TOTAL MUTUAL FUNDS (Cost $4,939,316)		5,091,253

EXCHANGE-TRADED FUNDS — 14.3%

COMMODITY — 12.3%
iShares S&P GSCI Commodity Indexed Trust(2)	13,241	474,955
PowerShares DB Agriculture Fund(2)	5,275	154,294
SPDR Gold Shares(2)	444	72,945
Sprott Physical Gold Trust(2)	4,994	73,661

		775,855

EQUITY — 2.0%
iShares S&P Global Technology Sector Index Fund	1,869	126,400

TOTAL EXCHANGE-TRADED FUNDS (Cost $871,960)		902,255

TEMPORARY CASH INVESTMENTS — 5.1%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 2.375% - 2.625%, 6/30/14 - 2/28/15, valued at $136,973) in a joint trading account at 0.13%, dated 2/29/12, due 3/1/12 (Delivery value $134,294),		134,293
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.375%, 5/15/41, valued at $136,878) in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $134,294),		134,294

Global Allocation - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $56,825) in a joint trading account at 0.10%, dated 2/29/12, due 3/1/12 (Delivery value $55,565),	$55,565

TOTAL TEMPORARY CASH INVESTMENTS (Cost $324,152)	324,152

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $6,135,428)	6,317,660

OTHER ASSETS AND LIABILITIES†	383

TOTAL NET ASSETS — 100.0%	$6,318,043

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
2,700	AUD for USD	UBS AG	4/27/12	$2,877	$37
600	AUD for USD	UBS AG	4/27/12	639	3
1,000	CAD for USD	UBS AG	4/27/12	1,010	6
4,900	CAD for USD	UBS AG	4/27/12	4,946	66
900	CHF for USD	HSBC Holdings plc	4/27/12	996	7
499,999	KRW for USD	HSBC Holdings plc	4/27/12	445	1
29,900	NOK for USD	UBS AG	4/27/12	5,337	252
300	NZD for USD	UBS AG	4/27/12	249	—
1,000	NZD for USD	UBS AG	4/27/12	831	10
5,200	SEK for USD	UBS AG	4/27/12	784	4
25,300	SEK for USD	UBS AG	4/27/12	3,815	110
20,000	TWD for USD	HSBC Holdings plc	4/27/12	681	2
				$22,610	$498
(Value on Settlement Date $22,112)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
3,500	CHF for USD	UBS AG	4/27/12	$3,871	$(62)
2,100	EUR for USD	UBS AG	4/27/12	2,798	(50)
400	EUR for USD	HSBC Holdings plc	4/27/12	533	(3)
1,900	GBP for USD	UBS AG	4/27/12	3,022	(29)
400	GBP for USD	HSBC Holdings plc	4/27/12	636	(4)
610,000	JPY for USD	UBS AG	4/27/12	7,508	505
168,600	JPY for USD	UBS AG	4/27/12	2,075	40
4,500	NOK for USD	HSBC Holdings plc	4/27/12	803	(14)
				$21,246	$383
(Value on Settlement Date $21,629)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DB	-	Deutsche Bank
EUR	-	Euro
GBP	-	British Pound
GSCI	-	Goldman Sachs Commodities Index

Global Allocation - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

JPY	-	Japanese Yen
KRW	-	Korea Won
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SPDR	-	Standard & Poor's Depositary Receipts
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

†        Category is less than 0.05% of total net assets.
(1)     Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.
(2)     Non-income producing.

Global Allocation - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  Investments in the underlying funds are valued at their reported net asset value.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Repurchase agreements are valued at cost.  Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Global Allocation - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Mutual Funds	$5,091,253	—	—
Exchange-Traded Funds	902,255	—	—
Temporary Cash Investments	—	$324,152	—
Total Value of Investment Securities	$5,993,508	$324,152	—
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$881	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,135,428
Gross tax appreciation of investments	$190,292
Gross tax depreciation of investments	(8,060)
Net tax appreciation (depreciation) of investments	$182,232

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Global Allocation - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

4. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. The portfolio holdings of each underlying mutual fund are available at americancentury.com or upon request at 1-800-345-2021.  A summary of transactions for each underlying mutual fund for the one month ended February 29, 2012 follows:

	November 30, 2011(1)					February 29, 2012
Underlying Mutual Fund	Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Share Balance	Market Value
Emerging Markets Fund Institutional Class(3)	—	$337,242	$—	$—	$—	42,412	$357,959
Global Gold Fund Institutional Class	—	153,292	—	—	—	7,005	151,387
Global Real Estate Fund Institutional Class	—	1,335,802	600,000	—	—	79,075	766,239
International Growth Fund Institutional Class	—	1,103,702	—	—	—	108,780	1,160,679
Core Equity Plus Fund Institutional Class	—	367,901	—	—	—	35,239	383,402
Heritage Fund Institutional Class(3)	—	76,646	—	—	—	3,530	81,362
Large Company Value Fund Institutional Class	—	199,280	—	—	—	34,751	206,073
Mid Cap Value Fund Institutional Class	—	76,646	—	—	—	6,237	78,466
Select Fund Institutional Class	—	199,280	—	—	—	4,788	210,562
Small Company Fund Institutional Class	—	30,658	—	—	—	3,660	31,070
Diversified Bond Fund Institutional Class	—	430,305	—	—	1,088	38,850	430,459
High-Yield Fund Institutional Class	—	431,443	—	—	2,226	72,049	438,780
International Bond Fund Institutional Class	—	797,118	—	—	—	54,891	794,815
		$5,539,315	$600,000	$—	$3,314		$5,091,253
(1)January 31, 2012 (fund inception).
(2)Distributions received includes distributions from net investment income and from capital gains, if any, from the underlying funds.
(3)Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

February 29, 2012

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

COMMON STOCKS — 79.3%

AEROSPACE AND DEFENSE — 2.1%
AAR Corp.	1,165	$25,688
Alliant Techsystems, Inc.	955	57,300
American Science & Engineering, Inc.	1,337	97,200
Astronics Corp.(1)	791	26,443
BE Aerospace, Inc.(1)	51,300	2,351,592
Ceradyne, Inc.(1)	421	13,013
Curtiss-Wright Corp.	1,689	62,746
European Aeronautic Defence and Space Co. NV	31,500	1,144,242
Exelis, Inc.	36,790	386,663
General Dynamics Corp.	3,551	260,040
Hexcel Corp.(1)	18,875	476,971
Honeywell International, Inc.	44,047	2,623,880
Huntington Ingalls Industries, Inc.(1)	3,523	126,405
L-3 Communications Holdings, Inc.	3,600	252,900
Lockheed Martin Corp.	410	36,248
Moog, Inc., Class A(1)	613	26,917
National Presto Industries, Inc.	270	23,379
Northrop Grumman Corp.	29,162	1,744,179
Orbital Sciences Corp.(1)	1,160	16,298
Precision Castparts Corp.	5,521	924,381
Raytheon Co.	13,450	679,494
Safran SA	18,150	608,279
Spirit Aerosystems Holdings, Inc. Class A(1)	39,500	946,420
Teledyne Technologies, Inc.(1)	380	22,648
Textron, Inc.	21,395	588,577
TransDigm Group, Inc.(1)	21,600	2,565,864
Triumph Group, Inc.	4,147	264,579
United Technologies Corp.	57,867	4,853,305
Zodiac Aerospace	12,720	1,225,766

		22,431,417

AIR FREIGHT AND LOGISTICS — 0.4%
Forward Air Corp.	752	25,320
Hyundai Glovis Co. Ltd.	4,139	686,303
United Parcel Service, Inc., Class B	50,965	3,918,699
UTi Worldwide, Inc.	1,600	25,824

		4,656,146

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	583	39,976
Allegiant Travel Co.(1)	705	35,236
JetBlue Airways Corp.(1)	3,289	16,774
Southwest Airlines Co.	101,975	915,736

		1,007,722

AUTO COMPONENTS — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	16,180	184,290
Autoliv, Inc.	16,123	1,073,792

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

BorgWarner, Inc.(1)	42,797	$3,545,304
Cooper Tire & Rubber Co.	1,630	27,058
Dana Holding Corp.(1)	4,155	66,480
Lear Corp.	794	35,897
Mando Corp.	2,400	360,410
Pirelli & C SpA	108,730	1,132,812
Tenneco, Inc.(1)	1,254	48,279

		6,474,322

AUTOMOBILES — 1.1%
Bayerische Motoren Werke AG	13,720	1,269,121
Brilliance China Automotive Holdings Ltd.(1)	354,000	412,137
Daihatsu Motor Co. Ltd.	35,000	670,808
Ford Motor Co.	165,356	2,047,107
Harley-Davidson, Inc.	24,975	1,163,336
Hyundai Motor Co.	10,717	2,069,206
Kia Motors Corp.	12,173	769,296
PT Astra International Tbk	71,000	557,688
Tata Motors Ltd.	171,968	950,719
Tofas Turk Otomobil Fabrikasi	125,428	533,462
Toyota Motor Corp.	37,000	1,527,064

		11,969,944

BEVERAGES — 1.6%
Anheuser-Busch InBev NV	18,169	1,220,494
Boston Beer Co., Inc., Class A(1)	2,094	197,925
Cia de Bebidas das Americas Preference Shares ADR	27,888	1,115,799
Coca-Cola Co. (The)	65,222	4,556,409
Coca-Cola Enterprises, Inc.	33,535	969,161
Constellation Brands, Inc., Class A(1)	49,245	1,075,511
Dr Pepper Snapple Group, Inc.	34,210	1,301,690
Fomento Economico Mexicano SAB de CV ADR	9,637	709,283
Monster Beverage Corp.(1)	16,448	940,661
PepsiCo, Inc.	57,691	3,631,072
Pernod-Ricard SA	13,246	1,370,516
Primo Water Corp.(1)	7,560	20,110

		17,108,631

BIOTECHNOLOGY — 1.1%
Achillion Pharmaceuticals, Inc.(1)	1,154	12,117
Acorda Therapeutics, Inc.(1)	946	24,747
Alexion Pharmaceuticals, Inc.(1)	38,380	3,213,557
Alkermes plc(1)	2,402	42,299
Amgen, Inc.	42,058	2,857,841
ARIAD Pharmaceuticals, Inc.(1)	3,720	53,345
Biogen Idec, Inc.(1)	5,554	646,874
Cepheid, Inc.(1)	21,033	849,523
Cubist Pharmaceuticals, Inc.(1)	1,498	64,204
Exelixis, Inc.(1)	3,200	18,176
Gilead Sciences, Inc.(1)	26,403	1,201,337
Grifols SA(1)	59,070	1,227,703

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Halozyme Therapeutics, Inc.(1)	2,061	$23,722
ImmunoGen, Inc.(1)	1,322	18,204
Incyte Corp. Ltd.(1)	2,133	36,176
InterMune, Inc.(1)	613	8,227
Ironwood Pharmaceuticals, Inc.(1)	1,287	17,233
Isis Pharmaceuticals, Inc.(1)	2,448	22,301
Medivation, Inc.(1)	4,923	322,506
Momenta Pharmaceuticals, Inc.(1)	1,151	16,874
NPS Pharmaceuticals, Inc.(1)	2,184	14,895
Onyx Pharmaceuticals, Inc.(1)	1,600	61,312
PDL BioPharma, Inc.	2,941	18,764
Seattle Genetics, Inc.(1)	2,405	44,396
Theravance, Inc.(1)	1,432	26,778
United Therapeutics Corp.(1)	14,819	707,311

		11,550,422

BUILDING PRODUCTS†
Apogee Enterprises, Inc.	4,445	58,985
Nortek, Inc.(1)	150	5,317
Simpson Manufacturing Co., Inc.	417	12,435

		76,737

CAPITAL MARKETS — 1.1%
Affiliated Managers Group, Inc.(1)	11,700	1,244,763
Ameriprise Financial, Inc.	16,040	894,390
Apollo Investment Corp.	4,941	34,686
Ares Capital Corp.	1,426	23,771
Artio Global Investors, Inc.	1,663	7,966
Bank of New York Mellon Corp. (The)	33,840	748,202
BlackRock Kelso Capital Corp.	1,425	13,894
BlackRock, Inc.	10,083	2,006,517
Charles Schwab Corp. (The)	71,402	991,060
Fifth Street Finance Corp.	1,729	17,117
Franklin Resources, Inc.	1,184	139,582
Goldman Sachs Group, Inc. (The)	8,360	962,570
Hercules Technology Growth Capital, Inc.	3,309	34,149
HFF, Inc., Class A(1)	3,692	53,202
Janus Capital Group, Inc.	56,014	494,043
KKR & Co. LP	85,700	1,227,224
Knight Capital Group, Inc., Class A(1)	1,307	17,318
MCG Capital Corp.	1,882	9,034
Morgan Stanley	10,100	187,254
Northern Trust Corp.	28,939	1,285,181
PennantPark Investment Corp.	4,511	49,801
Prospect Capital Corp.	1,610	17,404
State Street Corp.	4,892	206,589
Triangle Capital Corp.	2,771	54,035
UBS AG(1)	54,960	768,480
Waddell & Reed Financial, Inc.	1,823	57,534

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

WisdomTree Investments, Inc.(1)	2,578	$18,252

		11,564,018

CHEMICALS — 2.2%
A. Schulman, Inc.	228	5,892
Airgas, Inc.	25,800	2,124,114
Albemarle Corp.	22,700	1,510,004
BASF SE	15,450	1,356,487
Celanese Corp.	14,200	675,494
CF Industries Holdings, Inc.	7,591	1,411,926
China BlueChemical Ltd. H Shares	744,000	585,132
Christian Hansen Holding A/S	28,496	704,689
E.I. du Pont de Nemours & Co.	33,509	1,703,933
Ferro Corp.(1)	2,535	14,069
Flotek Industries, Inc.(1)	5,602	62,686
FMC Corp.	14,000	1,385,580
Georgia Gulf Corp.(1)	740	23,872
H.B. Fuller Co.	3,037	91,505
Hawkins, Inc.	672	26,040
Innophos Holdings, Inc.	716	36,072
Intrepid Potash, Inc.(1)	1,379	34,875
Koppers Holdings, Inc.	928	34,921
Kraton Performance Polymers, Inc.(1)	2,129	59,165
LG Chem Ltd.	1,522	542,150
LyondellBasell Industries NV, Class A	22,230	959,891
Mexichem SAB de CV	141,006	508,628
Minerals Technologies, Inc.	5,469	353,133
Monsanto Co.	37,413	2,895,018
NewMarket Corp.	206	37,581
Olin Corp.	10,578	222,455
OM Group, Inc.(1)	897	24,650
Potash Corp. of Saskatchewan, Inc.	14,580	678,273
PPG Industries, Inc.	7,420	677,075
Rockwood Holdings, Inc.(1)	28,325	1,508,306
Sensient Technologies Corp.	315	11,652
Syngenta AG(1)	5,760	1,878,192
TPC Group, Inc.(1)	1,191	41,375
Tredegar Corp.	1,458	33,884
Umicore SA	26,070	1,356,326
W.R. Grace & Co.(1)	413	23,525

		23,598,570

COMMERCIAL BANKS — 4.4%
Agricultural Bank of China Ltd. H Shares	1,360,000	676,826
American National Bankshares, Inc.	1,508	32,045
Banco Bilbao Vizcaya Argentaria SA	139,023	1,246,347
Banco Latinoamericano de Comercio Exterior SA E Shares	1,919	37,440
BancorpSouth, Inc.	1,721	20,377
Bank of Nova Scotia	10,024	540,482
BNP Paribas SA	24,340	1,188,006
BOK Financial Corp.	560	30,061

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Boston Private Financial Holdings, Inc.	3,939	$37,539
Cathay General Bancorp.	3,384	55,295
China Minsheng Banking Corp. Ltd. H Shares	638,000	621,039
CIMB Group Holdings Bhd	88,400	211,298
City National Corp.	5,042	236,974
Columbia Banking System, Inc.	1,643	34,749
Comerica, Inc.	46,319	1,375,211
Commerce Bancshares, Inc.	15,818	610,733
Commonwealth Bank of Australia	23,956	1,269,937
Community Bank System, Inc.	1,069	29,205
Credicorp Ltd.	10,636	1,307,058
Cullen/Frost Bankers, Inc.	4,422	249,755
CVB Financial Corp.	1,710	18,417
DBS Group Holdings Ltd.	51,000	579,059
DNB ASA	62,680	804,611
East West Bancorp., Inc.	32,798	725,492
F.N.B. Corp.	2,598	30,630
First Financial Bancorp	950	15,551
First Horizon National Corp.	13,918	130,829
First Interstate Bancsystem, Inc.	1,465	19,924
First Midwest Bancorp., Inc.	921	10,647
First Republic Bank(1)	785	23,542
FirstMerit Corp.	2,235	35,872
Fulton Financial Corp.	7,955	77,959
HDFC Bank Ltd. ADR	22,860	785,241
HDFC Bank Ltd.	91,216	962,412
Heritage Financial Corp.	2,854	38,244
Home Bancshares, Inc.	2,731	68,821
HSBC Holdings plc (Hong Kong)	97,359	878,669
ICICI Bank Ltd. ADR	11,001	399,336
Industrial & Commercial Bank of China Ltd. H Shares	2,453,660	1,800,021
Itau Unibanco Holding SA Preference Shares	158,400	3,385,226
Kasikornbank PCL NVDR	402,800	1,949,784
Lakeland Financial Corp.	1,358	34,249
Lloyds Banking Group plc(1)	1,460,128	811,511
Mitsubishi UFJ Financial Group, Inc.	188,100	971,854
National Bankshares, Inc.	959	25,903
Old National Bancorp.	1,785	21,563
Pacific Continental Corp.	2,358	19,807
Park Sterling Corp.(1)	5,981	27,214
Pinnacle Financial Partners, Inc.(1)	1,739	28,798
PNC Financial Services Group, Inc.	24,239	1,442,705
Powszechna Kasa Oszczednosci Bank Polski SA	63,902	701,279
PT Bank Mandiri (Persero) Tbk	1,216,319	869,762
PT Bank Rakyat Indonesia (Persero) Tbk	942,500	720,981
Sberbank of Russia	1,056,042	3,611,664
Signature Bank(1)	964	57,223
Standard Chartered plc	47,752	1,228,793
SunTrust Banks, Inc.	12,641	290,237
Susquehanna Bancshares, Inc.	1,550	14,368
Swedbank AB A Shares	43,750	748,474

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

TCF Financial Corp.	6,509	$70,167
Texas Capital Bancshares, Inc.(1)	2,332	79,031
Trico Bancshares	1,804	29,225
Trustmark Corp.	1,737	40,958
Turkiye Garanti Bankasi AS	433,680	1,646,164
U.S. Bancorp	107,639	3,164,587
Umpqua Holdings Corp.	1,882	23,186
United Bankshares, Inc.	583	17,070
Washington Banking Co.	1,408	17,868
Webster Financial Corp.	538	11,771
Wells Fargo & Co.	236,097	7,387,475
Westamerica Bancorp.	7,764	367,703
Wintrust Financial Corp.	599	20,192
Zions BanCorp.	2,497	47,443

		47,099,889

COMMERCIAL SERVICES AND SUPPLIES — 0.6%
ABM Industries, Inc.	747	16,957
Aggreko plc	20,374	717,300
Avery Dennison Corp.	8,900	271,450
Brink's Co. (The)	958	24,190
Clean Harbors, Inc.(1)	21,800	1,464,088
Deluxe Corp.	2,864	70,655
G&K Services, Inc., Class A	2,180	72,659
Metalico, Inc.(1)	7,324	36,766
Republic Services, Inc.	55,756	1,663,201
Stericycle, Inc.(1)	16,800	1,457,736
SYKES Enterprises, Inc.(1)	2,838	39,108
Team, Inc.(1)	1,671	51,133
US Ecology, Inc.	2,243	42,325
Waste Management, Inc.	6,796	237,724

		6,165,292

COMMUNICATIONS EQUIPMENT — 1.2%
AAC Technologies Holdings, Inc.	164,000	421,619
Aruba Networks, Inc.(1)	2,819	60,862
Bel Fuse, Inc., Class B	2,004	35,030
Cisco Systems, Inc.	242,419	4,819,290
Emulex Corp.(1)	3,665	38,336
F5 Networks, Inc.(1)	13,954	1,743,692
Harris Corp.	4,154	181,239
InterDigital, Inc.	661	25,019
Motorola Solutions, Inc.	23,962	1,193,308
Netgear, Inc.(1)	2,157	81,038
Oplink Communications, Inc.(1)	1,411	23,154
Plantronics, Inc.	583	21,746
Polycom, Inc.(1)	13,729	283,504
Procera Networks, Inc.(1)	3,721	72,411
QUALCOMM, Inc.	49,627	3,085,807
Sycamore Networks, Inc.(1)	2,697	49,814
Tellabs, Inc.	5,336	21,130

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Tessco Technologies, Inc.	994	$18,210
ZTE Corp. H Shares	235,560	704,596

		12,879,805

COMPUTERS AND PERIPHERALS — 2.5%
Apple, Inc.(1)	31,107	16,873,681
Catcher Technology Co. Ltd.	71,000	520,496
Dell, Inc.(1)	80,341	1,389,899
Electronics for Imaging, Inc.(1)	2,193	35,000
EMC Corp.(1)	103,039	2,853,150
Hewlett-Packard Co.	45,520	1,152,111
Lexmark International, Inc., Class A	451	16,633
NetApp, Inc.(1)	14,684	631,412
QLogic Corp.(1)	3,763	64,686
Seagate Technology plc	72,641	1,907,553
Synaptics, Inc.(1)	912	33,516
Western Digital Corp.(1)	39,898	1,565,997

		27,044,134

CONSTRUCTION AND ENGINEERING — 0.4%
Chicago Bridge & Iron Co. NV New York Shares	41,874	1,947,978
Comfort Systems USA, Inc.	1,021	11,680
Dycom Industries, Inc.(1)	2,152	45,795
EMCOR Group, Inc.	1,234	34,305
Granite Construction, Inc.	4,423	126,498
JGC Corp.	20,000	578,915
Larsen & Toubro Ltd.	40	1,068
Pike Electric Corp.(1)	3,964	35,398
Quanta Services, Inc.(1)	32,600	681,340
URS Corp.(1)	12,677	553,351

		4,016,328

CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR(1)	40,657	312,246
Eagle Materials, Inc.	2,009	63,042
HeidelbergCement AG	14,800	796,806
PT Semen Gresik (Persero) Tbk	532,500	664,149
Siam Cement PCL NVDR	59,400	700,671

		2,536,914

CONSUMER FINANCE — 0.4%
American Express Co.	32,237	1,705,015
Cash America International, Inc.	14,893	690,737
Discover Financial Services	54,700	1,641,547
First Cash Financial Services, Inc.(1)	17,000	718,420

		4,755,719

CONTAINERS AND PACKAGING — 0.2%
Bemis Co., Inc.	21,637	678,753
Rock-Tenn Co., Class A	15,900	1,120,791

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Sonoco Products Co.	504	$16,551

		1,816,095

DISTRIBUTORS†
Core-Mark Holding Co., Inc.	450	18,036
Dah Chong Hong Holdings Ltd.	249,000	352,495

		370,531

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc., Class A(1)	5,300	225,992
Career Education Corp.(1)	200	1,724
Coinstar, Inc.(1)	9,177	534,377
ITT Educational Services, Inc.(1)	14,584	1,001,046
Sotheby's	1,890	74,352
Steiner Leisure, Ltd.(1)	874	43,735

		1,881,226

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Bank of America Corp.	144,444	1,151,219
CBOE Holdings, Inc.	1,284	35,400
Citigroup, Inc.	52,999	1,765,926
CME Group, Inc.	420	121,586
Compass Diversified Holdings	1,932	28,845
JPMorgan Chase & Co.	147,680	5,794,963
MarketAxess Holdings, Inc.	2,948	97,638
McGraw-Hill Cos., Inc. (The)	15,300	712,062
ORIX Corp.	15,470	1,490,098

		11,197,737

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	133,495	4,083,612
Atlantic Tele-Network, Inc.	320	12,262
CenturyLink, Inc.	41,540	1,671,985
China Unicom Ltd. ADR	56,453	1,007,686
China Unicom Ltd.	186,000	335,732
Premiere Global Services, Inc.(1)	5,532	47,852
tw telecom, inc.(1)	16,300	352,080
Verizon Communications, Inc.	101,130	3,854,064

		11,365,273

ELECTRIC UTILITIES — 0.6%
American Electric Power Co., Inc.	37,558	1,412,556
Cleco Corp.	918	35,325
El Paso Electric Co.	782	25,595
Empire District Electric Co. (The)	24,646	491,688
Exelon Corp.	14,030	548,152
Great Plains Energy, Inc.	39,969	790,587
IDACORP, Inc.	5,000	202,400
Northeast Utilities	10,202	366,252
NV Energy, Inc.	41,857	656,318

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Pinnacle West Capital Corp.	10,870	$511,216
PNM Resources, Inc.	1,572	28,264
Portland General Electric Co.	13,906	342,644
PPL Corp.	23,300	665,215
Unitil Corp.	901	23,966
Westar Energy, Inc.	24,284	668,296

		6,768,474

ELECTRICAL EQUIPMENT — 0.3%
Brady Corp., Class A	1,748	55,849
Emerson Electric Co.	5,363	269,813
Encore Wire Corp.	2,796	81,447
Franklin Electric Co., Inc.	876	43,809
Hubbell, Inc., Class B	2,951	221,974
II-VI, Inc.(1)	1,000	23,390
LSI Industries, Inc.	2,232	15,423
Rockwell Automation, Inc.	12,516	1,001,030
Schneider Electric SA	17,854	1,213,368
Thomas & Betts Corp.(1)	1,879	135,720

		3,061,823

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.0%
Benchmark Electronics, Inc.(1)	1,970	32,347
Cognex Corp.	3,366	143,526
Coherent, Inc.(1)	295	16,367
Electro Scientific Industries, Inc.	1,267	17,535
FARO Technologies, Inc.(1)	836	46,365
Hon Hai Precision Industry Co. Ltd.	912,109	3,180,405
IPG Photonics Corp.(1)	423	22,262
Jabil Circuit, Inc.	94,641	2,444,577
Littelfuse, Inc.	2,749	145,505
Methode Electronics, Inc.	2,583	23,634
Molex, Inc., Class A	11,082	247,904
Murata Manufacturing Co. Ltd.	20,000	1,192,028
OSI Systems, Inc.(1)	1,200	70,800
Park Electrochemical Corp.	1,896	54,036
Plexus Corp.(1)	1,057	36,678
TE Connectivity Ltd.	7,200	263,160
Tech Data Corp.(1)	11,139	595,714
Trimble Navigation Ltd.(1)	44,251	2,225,383

		10,758,226

ENERGY EQUIPMENT AND SERVICES — 2.5%
Atwood Oceanics, Inc.(1)	15,300	727,668
Baker Hughes, Inc.	11,910	598,835
Basic Energy Services, Inc.(1)	5,431	107,860
Bristow Group, Inc.	640	30,214
Cal Dive International, Inc.(1)	18,195	52,765
China Oilfield Services Ltd. H Shares	242,000	425,580
Core Laboratories NV	14,830	1,804,218

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Diamond Offshore Drilling, Inc.	849	$58,131
Halliburton Co.	5,881	215,186
Helix Energy Solutions Group, Inc.(1)	59,710	1,148,820
Hornbeck Offshore Services, Inc.(1)	12,100	493,075
Key Energy Services, Inc.(1)	238	4,060
Mitcham Industries, Inc.(1)	4,123	96,354
National Oilwell Varco, Inc.	63,326	5,226,295
Newpark Resources, Inc.(1)	5,594	44,025
Oceaneering International, Inc.	43,121	2,340,177
Oil States International, Inc.(1)	14,400	1,169,568
Petrofac Ltd.	72,257	1,828,913
Pioneer Drilling Co.(1)	9,774	97,349
Saipem SpA	49,042	2,480,908
SandRidge Permian Trust	767	18,600
Schlumberger Ltd.	61,114	4,743,057
Seadrill Ltd.	30,920	1,281,741
Superior Energy Services, Inc.(1)	3,887	114,045
Technip SA	11,800	1,288,032
Tetra Technologies, Inc.(1)	6,033	54,840
Transocean Ltd.	2,670	142,418
Unit Corp.(1)	350	16,649

		26,609,383

FOOD AND STAPLES RETAILING — 1.6%
Andersons, Inc. (The)	2,862	123,324
BIM Birlesik Magazalar AS	15,848	557,167
Clicks Group Ltd.	76,447	446,758
Costco Wholesale Corp.	17,335	1,491,850
CP ALL PCL	421,200	922,006
CVS Caremark Corp.	50,233	2,265,508
Jeronimo Martins SGPS SA(1)	64,330	1,187,897
Kroger Co. (The)	41,845	995,493
Lawson, Inc.	10,700	629,179
Magnit OJSC GDR	45,173	1,331,248
Ruddick Corp.	251	10,281
SUPERVALU, Inc.	3,122	20,387
SYSCO Corp.	21,289	626,322
Village Super Market, Inc., Class A	972	29,247
Wal-Mart de Mexico SAB de CV	435,778	1,359,812
Wal-Mart Stores, Inc.	19,808	1,170,257
Weis Markets, Inc.	1,393	59,704
Whole Foods Market, Inc.	49,068	3,961,750

		17,188,190

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	15,540	484,848
BRF - Brasil Foods SA	39,900	830,412
Bunge Ltd.	15,159	1,020,504
Campbell Soup Co.	36,572	1,218,579
ConAgra Foods, Inc.	41,694	1,094,467
Danone SA	17,092	1,156,345

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Dole Food Co., Inc.(1)	2,574	$24,659
General Mills, Inc.	8,457	323,988
Green Mountain Coffee Roasters, Inc.(1)	11,000	714,670
H.J. Heinz Co.	4,808	253,430
Hershey Co. (The)	18,241	1,107,229
J&J Snack Foods Corp.	783	39,283
Kellogg Co.	24,777	1,297,076
Kraft Foods, Inc., Class A	15,210	579,045
Mead Johnson Nutrition Co.	34,361	2,671,568
Nestle SA	49,170	3,005,528
PT Charoen Pokphand Indonesia Tbk	1,779,000	527,586
PT Indofood CBP Sukses Makmur Tbk	286,000	179,146
Ralcorp Holdings, Inc.(1)	11,749	876,475
Snyders-Lance, Inc.	1,357	30,465
Tyson Foods, Inc., Class A	39,962	755,681
Unilever plc	32,470	1,049,144

		19,240,128

GAS UTILITIES — 0.1%
AGL Resources, Inc.	6,781	270,358
Atmos Energy Corp.	1,474	45,296
Chesapeake Utilities Corp.	326	13,389
Laclede Group, Inc. (The)	307	12,615
ONEOK, Inc.	13,200	1,090,848
WGL Holdings, Inc.	641	26,172

		1,458,678

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Abaxis, Inc.(1)	567	15,060
Align Technology, Inc.(1)	1,493	38,236
Arthrocare Corp.(1)	659	17,200
Becton, Dickinson and Co.	6,460	492,381
Boston Scientific Corp.(1)	62,051	385,957
CareFusion Corp.(1)	29,973	773,603
Cie Generale d'Optique Essilor International SA	8,540	679,940
Cooper Cos., Inc. (The)	5,345	424,821
Covidien plc	35,507	1,855,241
Cutera, Inc.(1)	2,214	20,701
Cyberonics, Inc.(1)	707	26,322
DENTSPLY International, Inc.	8,206	317,408
DexCom, Inc.(1)	1,711	18,462
Edwards Lifesciences Corp.(1)	8,197	599,447
Gen-Probe, Inc.(1)	3,498	238,843
Getinge AB B Shares	33,200	948,815
Haemonetics Corp.(1)	645	43,234
HeartWare International, Inc.(1)	299	21,905
Hill-Rom Holdings, Inc.	12,674	430,536
Hologic, Inc.(1)	8,228	170,566
ICU Medical, Inc.(1)	771	35,373
IDEXX Laboratories, Inc.(1)	3,908	335,111
Insulet Corp.(1)	1,131	22,303

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Integra LifeSciences Holdings Corp.(1)	1,075	$33,970
Intuitive Surgical, Inc.(1)	1,301	665,618
MAKO Surgical Corp.(1)	27,907	1,091,164
Masimo Corp.(1)	1,347	29,365
Medtronic, Inc.	49,554	1,888,998
Meridian Bioscience, Inc.	1,036	18,669
Mettler-Toledo International, Inc.(1)	7,500	1,352,100
Neogen Corp.(1)	538	18,669
NuVasive, Inc.(1)	1,028	16,129
NxStage Medical, Inc.(1)	1,090	21,800
Orthofix International NV(1)	1,088	42,660
ResMed, Inc.(1)	16,928	495,990
St. Jude Medical, Inc.	5,479	230,775
STERIS Corp.	9,868	309,658
Stryker Corp.	4,158	223,035
Utah Medical Products, Inc.	903	27,496
Volcano Corp.(1)	1,287	36,075
West Pharmaceutical Services, Inc.	470	19,552
Young Innovations, Inc.	3,884	117,491
Zimmer Holdings, Inc.(1)	25,277	1,535,578
Zoll Medical Corp.(1)	549	40,159

		16,126,416

HEALTH CARE PROVIDERS AND SERVICES — 1.2%
Accretive Health, Inc.(1)	946	24,587
Aetna, Inc.	11,870	555,041
Air Methods Corp.(1)	284	25,625
Amsurg Corp.(1)	856	22,367
Assisted Living Concepts, Inc., Class A	754	12,102
Bio-Reference Labs, Inc.(1)	664	13,373
Catalyst Health Solutions, Inc.(1)	12,600	781,452
Centene Corp.(1)	16,326	796,709
Chemed Corp.	474	29,303
CIGNA Corp.	6,918	305,153
Express Scripts, Inc.(1)	38,343	2,044,832
Fresenius Medical Care AG & Co. KGaA	10,380	727,143
HealthSouth Corp.(1)	2,158	43,937
HMS Holdings Corp.(1)	2,108	67,920
Humana, Inc.	16,764	1,460,144
IPC The Hospitalist Co., Inc.(1)	410	14,912
Landauer, Inc.	231	12,391
LifePoint Hospitals, Inc.(1)	15,663	610,387
Lincare Holdings, Inc.	2,007	53,908
Magellan Health Services, Inc.(1)	868	41,022
McKesson Corp.	10,875	908,171
MWI Veterinary Supply, Inc.(1)	304	26,317
National Healthcare Corp.	667	29,895
Owens & Minor, Inc.	2,998	89,820
Patterson Cos., Inc.	17,163	547,843
PSS World Medical, Inc.(1)	2,832	68,619
Quest Diagnostics, Inc.	3,070	178,214

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

U.S. Physical Therapy, Inc.	849	$16,139
UnitedHealth Group, Inc.	38,281	2,134,166
VCA Antech, Inc.(1)	2,161	47,520
WellCare Health Plans, Inc.(1)	6,378	432,811
WellPoint, Inc.	10,170	667,457

		12,789,280

HEALTH CARE TECHNOLOGY — 0.3%
athenahealth, Inc.(1)	855	60,423
Computer Programs & Systems, Inc.	272	16,549
MedAssets, Inc.(1)	958	13,680
Quality Systems, Inc.	974	41,755
SXC Health Solutions Corp.(1)	45,100	3,193,080

		3,325,487

HOTELS, RESTAURANTS AND LEISURE — 2.1%
AFC Enterprises, Inc.(1)	1,985	31,740
Ameristar Casinos, Inc.	823	16,328
Arcos Dorados Holdings, Inc., Class A	34,000	714,680
Bally Technologies, Inc.(1)	20,775	892,079
Bob Evans Farms, Inc.	758	27,894
Brinker International, Inc.	16,755	462,270
Carnival Corp.	9,356	283,393
Carnival plc	8,270	243,137
CEC Entertainment, Inc.	12,839	489,936
Cedar Fair LP	3,353	95,527
Chipotle Mexican Grill, Inc.(1)	7,722	3,013,279
Compass Group plc	76,830	770,042
Domino's Pizza, Inc.(1)	18,900	726,894
Genting Malaysia Bhd	215,800	281,682
Hotel Shilla Co. Ltd.	17,370	659,881
Intercontinental Hotels Group plc	42,190	962,502
International Game Technology	30,015	450,825
International Speedway Corp., Class A	6,526	164,194
Jack in the Box, Inc.(1)	994	23,707
Jubilant Foodworks Ltd.(1)	17,986	382,014
Las Vegas Sands Corp.(1)	18,700	1,039,907
Marcus Corp.	2,571	30,981
Marriott International, Inc. Class A	20,341	717,630
McDonald's Corp.	22,118	2,195,875
Orient-Express Hotels Ltd. Class A(1)	1,637	16,190
Panera Bread Co., Class A(1)	6,900	1,066,602
Papa John's International, Inc.(1)	1,907	70,864
Ruth's Hospitality Group, Inc.(1)	5,237	32,627
Sands China Ltd.	184,400	693,028
Shuffle Master, Inc.(1)	4,232	61,787
Speedway Motorsports, Inc.	6,593	102,323
Starbucks Corp.	48,697	2,364,726
Starwood Hotels & Resorts Worldwide, Inc.	23,349	1,258,511
Vail Resorts, Inc.	984	41,426
Whitbread plc	20,320	548,591

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

WMS Industries, Inc.(1)	766	$16,875
Wyndham Worldwide Corp.	3,800	167,162
Yum! Brands, Inc.	21,619	1,432,043

		22,549,152

HOUSEHOLD DURABLES — 0.5%
CSS Industries, Inc.	1,554	30,458
Garmin Ltd.	9,587	452,411
Helen of Troy Ltd.(1)	306	9,945
La-Z-Boy, Inc.(1)	1,656	23,664
M.D.C. Holdings, Inc.	242	5,948
M/I Homes, Inc.(1)	2,979	36,076
PDG Realty SA Empreendimentos e Participacoes	138,100	597,515
Tempur-Pedic International, Inc.(1)	40,390	3,190,810
Toll Brothers, Inc.(1)	16,400	384,744
Tupperware Brands Corp.	795	49,839
Whirlpool Corp.	5,259	397,423
Zagg, Inc.(1)	3,169	33,274

		5,212,107

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	37,959	1,812,163
Clorox Co.	4,992	337,509
Colgate-Palmolive Co.	16,806	1,565,983
Kimberly-Clark Corp.	11,723	854,372
LG Household & Health Care Ltd.	838	385,021
Procter & Gamble Co. (The)	60,888	4,111,158
Reckitt Benckiser Group plc	30,855	1,708,235
Unicharm Corp.	23,300	1,205,271

		11,979,712

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	1,682	147,343
Alfa SAB de CV, Series A	54,466	727,588
General Electric Co.	250,089	4,764,196
Koninklijke Philips Electronics NV	32,829	689,093
Raven Industries, Inc.	2,743	172,946
Standex International Corp.	870	33,243
Tyco International Ltd.	36,970	1,915,785

		8,450,194

INSURANCE — 2.4%
ACE Ltd.	21,125	1,514,874
Admiral Group plc	28,904	495,241
AIA Group Ltd.	231,100	875,988
Allied World Assurance Co. Holdings AG	15,416	1,016,994
Allstate Corp. (The)	45,221	1,421,296
Alterra Capital Holdings Ltd.	2,083	47,826
American Equity Investment Life Holding Co.	3,152	38,139
American Financial Group, Inc.	10,722	401,539
American International Group, Inc.(1)	9,630	281,389

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

AMERISAFE, Inc.(1)	2,438	$55,001
Amtrust Financial Services, Inc.	3,246	87,674
Aon Corp.	12,044	563,780
Arch Capital Group Ltd.(1)	8,250	305,662
Arthur J. Gallagher & Co.	695	23,713
Aspen Insurance Holdings Ltd.	2,234	59,268
Baldwin & Lyons, Inc., Class B	1,681	35,368
Berkshire Hathaway, Inc., Class B(1)	20,413	1,601,400
Brown & Brown, Inc.	23,070	545,144
Chubb Corp. (The)	9,300	632,028
Employers Holdings, Inc.	1,783	30,828
Hanover Insurance Group, Inc. (The)	776	31,676
HCC Insurance Holdings, Inc.	29,485	900,472
Horace Mann Educators Corp.	641	11,109
Infinity Property & Casualty Corp.	441	24,180
Loews Corp.	33,324	1,304,301
Marsh & McLennan Cos., Inc.	20,959	653,921
MetLife, Inc.	32,300	1,245,165
Muenchener Rueckversicherungs AG	10,120	1,475,700
National Financial Partners Corp.(1)	1,516	23,134
Ping An Insurance Group Co. H Shares	144,500	1,264,063
Platinum Underwriters Holdings Ltd.	1,434	50,993
Primerica, Inc.	1,227	30,700
Principal Financial Group, Inc.	63,310	1,751,155
ProAssurance Corp.	410	35,982
Progressive Corp. (The)	393	8,418
Prudential Financial, Inc.	44,406	2,715,871
RLI Corp.	187	13,101
Symetra Financial Corp.	18,111	180,023
Torchmark Corp.	8,538	413,581
Travelers Cos., Inc. (The)	26,973	1,563,625
United Fire Group, Inc.	1,774	35,640
Unum Group	16,918	389,960
Zurich Financial Services AG(1)	4,570	1,150,708

		25,306,630

INTERNET AND CATALOG RETAIL — 0.5%
Amazon.com, Inc.(1)	12,154	2,183,952
priceline.com, Inc.(1)	3,751	2,351,952
Rakuten, Inc.	1,083	1,076,472

		5,612,376

INTERNET SOFTWARE AND SERVICES — 1.4%
Ancestry.com, Inc.(1)	4,483	102,123
Baidu, Inc. ADR(1)	28,616	3,911,807
Dice Holdings, Inc.(1)	8,748	77,682
eBay, Inc.(1)	13,984	499,788
Google, Inc., Class A(1)	9,505	5,876,466
Internap Network Services Corp.(1)	2,473	18,498
j2 Global, Inc.	1,736	51,334
Keynote Systems, Inc.	4,061	80,773

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

KIT Digital, Inc.(1)	3,027	$30,603
Liquidity Services, Inc.(1)	601	25,993
LogMeIn, Inc.(1)	483	17,804
Mail.ru Group Ltd. GDR(1)	21,075	833,516
MercadoLibre, Inc.	6,190	602,349
Perficient, Inc.(1)	5,131	61,983
Rackspace Hosting, Inc.(1)	31,018	1,620,380
SPS Commerce, Inc.(1)	599	14,885
Stamps.com, Inc.(1)	3,245	83,883
Tencent Holdings Ltd.	37,200	968,825
ValueClick, Inc.(1)	8,315	172,952
Vocus, Inc.(1)	2,596	35,124
Web.com Group, Inc.(1)	3,065	40,581

		15,127,349

IT SERVICES — 2.3%
Accenture plc, Class A	45,117	2,686,266
Alliance Data Systems Corp.(1)	38,683	4,694,569
Automatic Data Processing, Inc.	22,715	1,233,879
Booz Allen Hamilton Holding Corp.	13,596	250,302
CACI International, Inc., Class A(1)	1,542	91,194
Cardtronics, Inc.(1)	2,881	76,606
Cognizant Technology Solutions Corp., Class A(1)	10,400	737,880
Convergys Corp.(1)	3,737	48,133
DST Systems, Inc.	2,121	112,413
Euronet Worldwide, Inc.(1)	1,026	19,791
Fiserv, Inc.(1)	7,240	480,012
Heartland Payment Systems, Inc.	4,683	132,623
International Business Machines Corp.	36,548	7,190,088
MasterCard, Inc., Class A	3,369	1,414,980
MAXIMUS, Inc.	1,219	50,844
NeuStar, Inc., Class A(1)	871	30,528
Teradata Corp.(1)	48,300	3,214,365
Total System Services, Inc.	4,242	92,815
Visa, Inc., Class A	15,872	1,847,025
Wipro Ltd.	52,230	460,756

		24,865,069

LEISURE EQUIPMENT AND PRODUCTS†
Brunswick Corp.	1,522	36,391
Polaris Industries, Inc.	5,209	344,107
Sturm Ruger & Co., Inc.	1,622	67,767

		448,265

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.(1)	19,819	864,505
Covance, Inc.(1)	938	44,770
Life Technologies Corp.(1)	2,900	137,199
Luminex Corp.(1)	953	21,414
PAREXEL International Corp.(1)	1,385	33,905

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Sequenom, Inc.(1)	1,856	$8,018

		1,109,811

MACHINERY — 2.5%
Actuant Corp., Class A	1,114	31,381
AGCO Corp.(1)	9,173	473,602
Altra Holdings, Inc.(1)	3,187	62,115
Atlas Copco AB A Shares	42,860	1,118,008
Barnes Group, Inc.	1,205	33,378
Blount International, Inc.(1)	4,641	79,593
Briggs & Stratton Corp.	2,609	44,196
Chart Industries, Inc.(1)	22,400	1,531,936
CLARCOR, Inc.	2,424	122,339
Cummins, Inc.	20,969	2,528,232
Deere & Co.	15,151	1,256,472
Douglas Dynamics, Inc.	831	10,803
Dover Corp.	7,900	505,758
Dynamic Materials Corp.	1,089	24,296
EnPro Industries, Inc.(1)	594	22,459
FANUC CORP.	6,800	1,232,181
Flow International Corp.(1)	6,952	27,808
FreightCar America, Inc.	829	22,922
Greenbrier Cos., Inc.(1)	3,010	76,093
Harsco Corp.	982	21,830
IDEX Corp.	737	30,807
Illinois Tool Works, Inc.	30,445	1,695,482
Ingersoll-Rand plc	16,900	673,972
ITT Corp.	14,140	352,793
Joy Global, Inc.	42,603	3,704,757
Kaydon Corp.	18,180	683,932
Kennametal, Inc.	1,965	90,528
Komatsu Ltd.	34,200	1,018,974
Kone Oyj	9,010	535,259
Lincoln Electric Holdings, Inc.	776	35,843
Lindsay Corp.	1,818	119,243
Marcopolo SA Preference Shares	96,900	487,533
Middleby Corp.(1)	763	74,576
Mitsubishi Heavy Industries Ltd.	282,000	1,321,712
Mueller Industries, Inc., Class A	619	28,474
NN, Inc.(1)	8,827	78,913
Oshkosh Corp.(1)	675	15,734
Pall Corp.	12,000	761,400
Parker-Hannifin Corp.	4,925	442,314
Robbins & Myers, Inc.	3,354	163,709
Sauer-Danfoss, Inc.(1)	27,270	1,476,398
Snap-On, Inc.	3,725	227,709
Stanley Black & Decker, Inc.	1,692	129,946
Terex Corp.(1)	34,600	878,494
Titan International, Inc.	38,537	949,552
Trinity Industries, Inc.	21,100	733,436
Volvo AB B Shares	46,370	676,615

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Weir Group plc (The)	14,270	$478,107

		27,091,614

MARINE — 0.2%
Alexander & Baldwin, Inc.	387	17,961
Diana Shipping, Inc.(1)	4,442	40,600
Kirby Corp.(1)	29,202	2,003,841
Kuehne + Nagel International AG	4,010	527,900

		2,590,302

MEDIA — 1.8%
Belo Corp. Class A	6,605	47,358
CBS Corp., Class B	165,526	4,949,227
Charter Communications, Inc., Class A(1)	3,851	244,192
Cheil Worldwide, Inc.	19,220	326,425
Comcast Corp., Class A	52,640	1,546,563
DirecTV, Class A(1)	24,653	1,141,927
DISH Network Corp., Class A	37,658	1,098,484
E.W. Scripps Co. (The), Class A(1)	1,640	15,613
Entercom Communications Corp., Class A(1)	3,789	26,523
Entravision Communications Corp., Class A	16,135	26,784
Eutelsat Communications SA	10,610	395,658
Focus Media Holding Ltd. ADR(1)	42,276	1,025,616
Gannett Co., Inc.	2,127	31,565
Grupo Televisa SAB ADR	15,278	325,880
Harte-Hanks, Inc.	647	5,655
Kabel Deutschland Holding AG(1)	24,629	1,478,891
LIN TV Corp., Class A(1)	8,344	34,377
Naspers Ltd. N Shares	10,701	593,915
Omnicom Group, Inc.	3,370	166,613
Sinclair Broadcast Group, Inc., Class A	6,142	70,141
Time Warner Cable, Inc.	18,707	1,484,213
Time Warner, Inc.	75,632	2,814,267
Viacom, Inc., Class B	28,134	1,339,741
Walt Disney Co. (The)	1,402	58,870

		19,248,498

METALS AND MINING — 1.9%
AK Steel Holding Corp.	8,173	64,730
Allied Nevada Gold Corp.(1)	864	29,730
Antofagasta plc	72,469	1,533,369
BHP Billiton Ltd.	60,644	2,347,861
Carpenter Technology Corp.	18,200	933,660
Century Aluminum Co.(1)	1,415	13,881
Cliffs Natural Resources, Inc.	25,400	1,612,392
Coeur d'Alene Mines Corp.(1)	11,999	341,252
Exxaro Resources Ltd.	32,911	924,423
Ferrexpo plc	59,923	305,823
Freeport-McMoRan Copper & Gold, Inc.	54,339	2,312,668
Haynes International, Inc.	1,123	71,075
Hecla Mining Co.	6,689	33,980

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Iluka Resources Ltd.	21,480	$384,705
Koza Altin Isletmeleri AS	32,620	647,067
Materion Corp.(1)	1,345	39,476
Newmont Mining Corp.	9,128	542,203
Noranda Aluminum Holding Corp.	5,946	71,352
Nucor Corp.	33,312	1,450,071
Rio Tinto plc	41,130	2,345,145
RTI International Metals, Inc.(1)	1,377	31,038
Schnitzer Steel Industries, Inc. Class A	790	35,676
Teck Resources Ltd.	10,982	438,951
Thompson Creek Metals Co., Inc.(1)	5,593	40,717
ThyssenKrupp AG	8,680	234,236
Vale SA Preference Shares	69,000	1,711,288
Xstrata plc	66,460	1,268,775

		19,765,544

MULTI-UTILITIES — 0.7%
Ameren Corp.	30,442	976,275
Avista Corp.	1,056	26,083
Black Hills Corp.	741	24,334
Consolidated Edison, Inc.	23,579	1,369,940
MDU Resources Group, Inc.	714	15,494
National Grid plc	109,350	1,115,985
NorthWestern Corp.	712	24,728
PG&E Corp.	41,281	1,720,592
Public Service Enterprise Group, Inc.	34,386	1,058,401
Wisconsin Energy Corp.	5,501	187,474
Xcel Energy, Inc.	15,900	421,191

		6,940,497

MULTILINE RETAIL — 1.1%
Big Lots, Inc.(1)	956	41,920
Dillard's, Inc., Class A	22,556	1,379,074
Dollar General Corp.(1)	20,694	870,390
Dollar Tree, Inc.(1)	25,700	2,274,707
Fred's, Inc., Class A	1,422	19,695
JC Penney Co., Inc.	9,570	378,972
Kohl's Corp.	11,400	566,352
Macy's, Inc.	87,552	3,324,349
SACI Falabella	50,531	502,309
Target Corp.	33,698	1,910,340

		11,268,108

OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	550	21,142

OIL, GAS AND CONSUMABLE FUELS — 5.8%
Apache Corp.	10,590	1,142,979
Banpu PCL	41,300	895,186
Berry Petroleum Co., Class A	1,527	82,397
BG Group plc	108,750	2,625,433

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Bill Barrett Corp.(1)	1,492	$43,611
BP Prudhoe Bay Royalty Trust	236	28,927
Cabot Oil & Gas Corp.	38,100	1,328,928
Chevron Corp.	72,198	7,878,246
CNOOC Ltd.	691,000	1,585,802
Comstock Resources, Inc.(1)	1,904	30,521
Concho Resources, Inc.(1)	21,300	2,275,692
ConocoPhillips	41,758	3,196,575
CVR Energy, Inc.(1)	2,380	64,760
Devon Energy Corp.	20,302	1,488,340
Dragon Oil plc	50,474	460,917
Energy XXI Bermuda Ltd.(1)	7,726	289,184
EOG Resources, Inc.	11,082	1,261,797
EQT Corp.	4,640	246,013
Exxon Mobil Corp.	177,073	15,316,814
Forest Oil Corp.(1)	1,297	16,770
Goodrich Petroleum Corp.(1)	2,247	35,795
Gulfport Energy Corp.(1)	4,421	148,634
Hugoton Royalty Trust	1,526	22,539
Imperial Oil Ltd.	16,738	799,980
Kodiak Oil & Gas Corp.(1)	89,319	865,501
Lone Pine Resources, Inc.(1)	628	4,666
Marathon Oil Corp.	39,116	1,325,641
Murphy Oil Corp.	10,997	703,148
Noble Energy, Inc.	14,437	1,409,773
NovaTek OAO GDR	3,841	557,329
Occidental Petroleum Corp.	23,866	2,490,894
Overseas Shipholding Group, Inc.	367	3,248
Peabody Energy Corp.	23,200	809,216
Penn Virginia Corp.	754	3,687
Rosetta Resources, Inc.(1)	2,766	141,177
SandRidge Energy, Inc.(1)	88,900	770,763
Sasol Ltd.	22,243	1,183,962
SM Energy Co.	11,700	921,024
Southwestern Energy Co.(1)	7,735	255,719
Statoil ASA	74,990	2,146,635
Stone Energy Corp.(1)	3,830	122,368
Suncor Energy, Inc.	8,700	312,678
Swift Energy Co.(1)	1,314	39,459
Tesoro Corp.(1)	22,626	600,268
Tesoro Logistics LP	629	22,958
Total SA ADR	15,940	893,756
Tullow Oil plc	27,751	651,199
Ultra Petroleum Corp.(1)	37,565	937,622
Ultrapar Participacoes SA	40,400	909,750
Vaalco Energy, Inc.(1)	4,714	37,193
Valero Energy Corp.	69,935	1,712,708
W&T Offshore, Inc.	34,373	867,918
Western Refining, Inc.	6,452	117,104

		62,083,204

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

PAPER AND FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	5,197	$177,530
Clearwater Paper Corp.(1)	1,223	41,961
Domtar Corp.	10,432	1,000,116
International Paper Co.	31,229	1,097,699
KapStone Paper and Packaging Corp.(1)	9,325	187,432
Neenah Paper, Inc.	1,538	42,895

		2,547,633

PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The), Class A	27,625	1,617,168
Inter Parfums, Inc.	1,443	24,343
Nu Skin Enterprises, Inc., Class A	1,441	83,232
Prestige Brands Holdings, Inc.(1)	872	14,388

		1,739,131

PHARMACEUTICALS — 3.5%
Abbott Laboratories	96,190	5,445,316
Allergan, Inc.	11,236	1,006,633
Auxilium Pharmaceuticals, Inc.(1)	1,137	22,467
Bristol-Myers Squibb Co.	11,881	382,212
Celltrion, Inc.	10,066	314,921
Elan Corp. plc ADR(1)	66,500	831,250
Eli Lilly & Co.	41,229	1,617,826
Genomma Lab Internacional SAB de CV Class B(1)	77,349	147,275
GlaxoSmithKline plc	62,258	1,373,772
Hospira, Inc.(1)	5,012	178,527
Impax Laboratories, Inc.(1)	2,634	61,504
Jazz Pharmaceuticals plc(1)	523	27,442
Johnson & Johnson	101,793	6,624,689
Medicis Pharmaceutical Corp., Class A	1,613	56,358
Merck & Co., Inc.	74,319	2,836,756
Nektar Therapeutics(1)	1,943	13,931
Novartis AG	18,530	1,009,554
Novo Nordisk A/S B Shares	13,893	1,948,117
Optimer Pharmaceuticals, Inc.(1)	1,085	13,877
Par Pharmaceutical Cos., Inc.(1)	2,090	77,560
Perrigo Co.	19,092	1,967,622
Pfizer, Inc.	293,951	6,202,366
Questcor Pharmaceuticals, Inc.(1)	31,278	1,216,714
Salix Pharmaceuticals Ltd.(1)	1,457	71,859
Sanofi	19,560	1,446,578
Shire plc	66,050	2,309,635
ViroPharma, Inc.(1)	1,240	39,754
VIVUS, Inc.(1)	2,311	51,998

		37,296,513

PROFESSIONAL SERVICES — 0.3%
Adecco SA(1)	16,010	802,358
Advisory Board Co. (The)(1)	684	55,363
Capita Group plc (The)	61,506	750,509

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

CDI Corp.	2,802	$42,058
Experian plc	45,765	688,395
Heidrick & Struggles International, Inc.	1,411	28,672
Kelly Services, Inc., Class A	2,380	35,700
Kforce, Inc.(1)	1,946	27,439
On Assignment, Inc.(1)	8,366	116,120
SGS SA	450	843,097
TrueBlue, Inc.(1)	2,631	43,569

		3,433,280

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.6%
Alexandria Real Estate Equities, Inc.	2,162	154,994
American Campus Communities, Inc.	10,330	425,080
American Tower Corp.	8,461	529,489
Apartment Investment & Management Co., Class A	16,900	419,796
Associated Estates Realty Corp.	1,131	16,875
AvalonBay Communities, Inc.	8,116	1,052,402
BioMed Realty Trust, Inc.	2,525	46,511
Boston Properties, Inc.	9,284	942,790
Brandywine Realty Trust	9,000	97,290
BRE Properties, Inc.	5,663	274,259
Camden Property Trust	3,718	230,516
Campus Crest Communities, Inc.	3,873	41,015
CBL & Associates Properties, Inc.	12,082	213,006
Cedar Realty Trust, Inc.	2,926	13,928
Chimera Investment Corp.	14,097	43,278
CommonWealth REIT	1,604	29,834
CreXus Investment Corp.	1,604	17,885
CubeSmart	13,782	155,461
DCT Industrial Trust, Inc.	36,951	209,143
DDR Corp.	32,104	453,630
DiamondRock Hospitality Co.	2,140	21,314
Digital Realty Trust, Inc.	7,837	568,183
Douglas Emmett, Inc.	16,600	349,762
Duke Realty Corp.	35,057	486,591
Education Realty Trust, Inc.	18,256	187,672
Equity Lifestyle Properties, Inc.	287	19,088
Equity One, Inc.	7,600	144,552
Equity Residential	18,700	1,063,843
Essex Property Trust, Inc.	2,405	336,676
Extra Space Storage, Inc.	9,962	262,698
Federal Realty Investment Trust	2,647	252,391
First Industrial Realty Trust, Inc.(1)	13,666	161,532
First Potomac Realty Trust	1,557	20,599
General Growth Properties, Inc.	31,756	516,670
Glimcher Realty Trust	8,877	87,882
Government Properties Income Trust	8,794	205,164
Hatteras Financial Corp.	611	17,401
HCP, Inc.	19,326	763,377
Health Care REIT, Inc.	13,787	750,564
Healthcare Realty Trust, Inc.	1,430	29,558

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Hersha Hospitality Trust	3,432	$17,263
Highwoods Properties, Inc.	6,624	211,968
Host Hotels & Resorts, Inc.	63,993	1,009,810
Kilroy Realty Corp.	10,803	473,604
Kimco Realty Corp.	27,571	506,755
LaSalle Hotel Properties	14,164	377,896
Lexington Realty Trust	5,369	46,442
Link Real Estate Investment Trust (The)	139,500	523,381
Macerich Co. (The)	11,690	631,143
Mack-Cali Realty Corp.	1,450	41,470
Medical Properties Trust, Inc.	1,214	11,800
MFA Financial, Inc.	4,742	34,617
National Retail Properties, Inc.	1,044	27,823
Piedmont Office Realty Trust, Inc., Class A	30,844	543,471
Post Properties, Inc.	5,532	241,582
ProLogis, Inc.	35,476	1,194,122
PS Business Parks, Inc.	691	43,132
Public Storage	7,900	1,059,153
RLJ Lodging Trust	2,527	44,273
Sabra Health Care REIT, Inc.	2,736	39,070
Simon Property Group, Inc.	33,171	4,494,007
SL Green Realty Corp.	9,623	731,829
Sovran Self Storage, Inc.	1,260	59,863
Strategic Hotels & Resorts, Inc.(1)	24,989	155,681
Sun Communities, Inc.	426	17,632
Sunstone Hotel Investors, Inc.(1)	19,193	172,353
Taubman Centers, Inc.	6,932	478,793
UDR, Inc.	9,869	246,922
Urstadt Biddle Properties, Inc., Class A	1,376	26,172
Ventas, Inc.	26,837	1,500,725
Vornado Realty Trust	8,119	663,566
Washington Real Estate Investment Trust	804	23,814
Weyerhaeuser Co.	13,723	286,673

		27,549,504

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
BR Malls Participacoes SA	141,200	1,831,962
BR Properties SA	17,500	228,680
Brookfield Asset Management, Inc. Class A	6,400	200,064
CBRE Group, Inc.(1)	99,968	1,832,413
China Overseas Land & Investment Ltd.	324,000	679,229
Daito Trust Construction Co. Ltd.	3,800	334,703
Forest City Enterprises, Inc. Class A(1)	12,900	188,598

		5,295,649

ROAD AND RAIL — 0.6%
Arkansas Best Corp.	933	16,607
Canadian National Railway Co.	8,820	679,607
Heartland Express, Inc.	17,711	256,278
Kansas City Southern(1)	37,300	2,595,334

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Union Pacific Corp.	24,713	$2,724,608
Werner Enterprises, Inc.	634	15,356

		6,287,790

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Applied Materials, Inc.	180,216	2,205,844
ARM Holdings plc	403,610	3,656,778
Asia Pacific Systems, Inc.(1)	14,687	186,422
ASML Holding NV	21,420	984,556
Avago Technologies Ltd.	56,101	2,109,959
Broadcom Corp., Class A(1)	22,647	841,336
Cavium Networks, Inc.(1)	1,149	41,054
CEVA, Inc.(1)	3,633	89,554
Cirrus Logic, Inc.(1)	2,924	68,948
Cymer, Inc.(1)	528	24,277
Cypress Semiconductor Corp.(1)	42,048	725,328
Entegris, Inc.(1)	6,595	59,619
Formfactor, Inc.(1)	3,947	20,169
Infineon Technologies AG(1)	46,530	470,581
Intel Corp.	189,676	5,098,491
Intersil Corp., Class A	1,987	22,493
KLA-Tencor Corp.	37,541	1,816,984
Linear Technology Corp.	27,007	904,194
Marvell Technology Group Ltd.(1)	70,477	1,057,155
MKS Instruments, Inc.	423	12,669
Nanometrics, Inc.(1)	1,839	32,274
Photronics, Inc.(1)	10,161	71,229
Rudolph Technologies, Inc.(1)	3,585	35,384
Samsung Electronics Co. Ltd.	5,660	6,101,553
Semtech Corp.(1)	3,451	99,078
Silicon Motion Technology Corp. ADR(1)	3,941	70,150
Skyworks Solutions, Inc.(1)	4,627	124,790
Spansion, Inc., Class A(1)	6,578	84,198
Standard Microsystems Corp.(1)	1,745	44,655
Taiwan Semiconductor Manufacturing Co. Ltd.	1,151,425	3,176,642
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	76,443	1,109,952
Teradyne, Inc.(1)	31,734	521,072
Ultratech, Inc.(1)	3,621	98,527
Xilinx, Inc.	86,162	3,181,963

		35,147,878

SOFTWARE — 2.9%
ACI Worldwide, Inc.(1)	287	10,843
Activision Blizzard, Inc.	79,221	946,691
Actuate Corp.(1)	6,283	37,949
Adobe Systems, Inc.(1)	11,630	382,511
Allot Communications Ltd.(1)	5,353	95,551
Bottomline Technologies, Inc.(1)	1,119	31,444
BroadSoft, Inc.(1)	1,217	44,262
CA, Inc.	5,273	142,529

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Cadence Design Systems, Inc.(1)	46,158	$543,280
Cerner Corp.(1)	17,965	1,326,356
Check Point Software Technologies Ltd.(1)	69,991	4,070,677
Citrix Systems, Inc.(1)	30,800	2,301,992
Clicksoftware Technologies Ltd.	4,446	48,773
CommVault Systems, Inc.(1)	4,441	229,022
Compuware Corp.(1)	2,967	26,733
Fortinet, Inc.(1)	15,340	414,947
Glu Mobile, Inc.(1)	3,536	13,366
Intuit, Inc.	1,340	77,506
JDA Software Group, Inc.(1)	696	17,442
Kenexa Corp.(1)	5,946	165,239
Konami Corp.	25,900	711,780
Microsoft Corp.	272,032	8,634,296
Mitek Systems, Inc.(1)	5,581	58,042
NCSoft Corp.	786	194,616
NetScout Systems, Inc.(1)	2,442	51,844
NetSuite, Inc.(1)	32,900	1,569,330
Opnet Technologies, Inc.	1,494	42,654
Oracle Corp.	145,084	4,246,609
PROS Holdings, Inc.(1)	4,684	82,110
QLIK Technologies, Inc.(1)	9,061	274,276
Quest Software, Inc.(1)	11,636	232,953
Red Hat, Inc.(1)	12,707	628,488
SAP AG	26,770	1,806,465
Symantec Corp.(1)	64,170	1,144,793
Synopsys, Inc.(1)	549	16,728
TIBCO Software, Inc.(1)	3,027	87,692
Ultimate Software Group, Inc.(1)	704	49,153
Websense, Inc.(1)	3,479	62,657

		30,821,599

SPECIALTY RETAIL — 2.7%
America's Car-Mart, Inc.(1)	1,248	55,673
American Eagle Outfitters, Inc.	2,111	30,694
Best Buy Co., Inc.	44,153	1,090,579
Body Central Corp.(1)	1,131	31,487
Buckle, Inc. (The)	1,121	50,355
Cabela's, Inc.(1)	475	16,853
Cia Hering	39,900	1,071,125
Collective Brands, Inc.(1)	1,303	23,480
Cost Plus, Inc.(1)	3,066	40,287
Destination Maternity Corp.	1,874	33,695
DSW, Inc., Class A	17,500	987,000
Fast Retailing Co. Ltd.	4,000	828,146
Finish Line, Inc. (The), Class A	2,033	46,739
Foot Locker, Inc.	29,109	849,110
GameStop Corp., Class A	12,493	284,591
Genesco, Inc.(1)	2,101	143,162
GNC Holdings, Inc. Class A(1)	28,978	938,018
Guess?, Inc.	661	22,904

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Home Depot, Inc. (The)	77,835	$3,702,611
Inditex SA	11,340	1,047,155
Kingfisher plc	194,050	877,366
Lithia Motors, Inc., Class A	13,324	314,580
Lowe's Cos., Inc.	64,180	1,821,428
Men's Wearhouse, Inc. (The)	818	31,681
Mr Price Group Ltd.	64,552	766,689
Nitori Holdings Co. Ltd.	3,800	321,146
O'Reilly Automotive, Inc.(1)	36,617	3,167,370
Penske Automotive Group, Inc.	1,892	45,559
PetSmart, Inc.	63,643	3,547,461
RadioShack Corp.	5,140	36,443
Rent-A-Center, Inc.	684	24,227
Staples, Inc.	87,363	1,280,742
Tractor Supply Co.	31,817	2,719,399
Ulta Salon Cosmetics & Fragrance, Inc.(1)	27,300	2,272,452
Urban Outfitters, Inc.(1)	19,870	564,109
Williams-Sonoma, Inc.	965	37,249

		29,121,565

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
adidas AG	8,750	687,566
Burberry Group plc	43,397	974,849
Carter's, Inc.(1)	992	48,181
Coach, Inc.	17,819	1,333,574
Columbia Sportswear Co.	1,096	54,723
Culp, Inc.(1)	2,691	28,121
Deckers Outdoor Corp.(1)	3,000	224,280
Fossil, Inc.(1)	6,100	744,078
G-III Apparel Group Ltd.(1)	2,462	61,353
Hugo Boss AG Preference Shares	6,526	679,395
Iconix Brand Group, Inc.(1)	8,137	147,768
Lululemon Athletica, Inc.(1)	5,436	364,321
LVMH Moet Hennessy Louis Vuitton SA	6,940	1,167,790
Michael Kors Holdings Ltd.(1)	27,824	1,203,388
Movado Group, Inc.	1,056	22,598
Oxford Industries, Inc.	1,687	85,025
Swatch Group AG (The)	1,200	544,092
VF Corp.	5,300	774,065
Wolverine World Wide, Inc.	582	22,198

		9,167,365

THRIFTS AND MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	3,628	83,553
Berkshire Hills Bancorp, Inc.	1,197	26,322
Brookline Bancorp., Inc.	2,704	24,823
Capitol Federal Financial, Inc.	42,440	496,124
Flushing Financial Corp.	1,332	17,249
Hudson City Bancorp., Inc.	67,814	464,526
Kaiser Federal Financial Group, Inc.	1,338	18,076
Oritani Financial Corp.	1,270	16,548

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

People's United Financial, Inc.	40,797	$513,634
Provident Financial Services, Inc.	2,255	30,984
Rockville Financial, Inc.	2,237	25,837
Washington Federal, Inc.	1,790	28,998

		1,746,674

TOBACCO — 1.0%
Altria Group, Inc.	24,250	729,925
British American Tobacco plc	34,715	1,754,596
ITC Ltd.	136,801	579,611
Japan Tobacco, Inc.	280	1,488,006
Philip Morris International, Inc.	70,661	5,901,607

		10,453,745

TRADING COMPANIES AND DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	2,109	84,719
Barloworld Ltd.	70,097	832,267
Beacon Roofing Supply, Inc.(1)	3,923	92,504
DXP Enterprises, Inc.(1)	1,581	58,497
Fastenal Co.	27,400	1,443,432
H&E Equipment Services, Inc.(1)	4,102	70,924
Kaman Corp.	1,035	35,697
Lawson Products, Inc.	1,846	30,108
Mitsubishi Corp.	64,800	1,587,118
PT AKR Corporindo Tbk	503,500	200,953
Rush Enterprises, Inc., Class A(1)	2,784	66,315
SeaCube Container Leasing Ltd.	2,796	45,687
TAL International Group, Inc.	1,231	44,365
Titan Machinery, Inc.(1)	5,951	155,857
United Rentals, Inc.(1)	47,713	1,988,678
WESCO International, Inc.(1)	494	31,068
Wolseley plc	38,920	1,508,318

		8,276,507

TRANSPORTATION INFRASTRUCTURE†
Koninklijke Vopak NV	8,130	453,844

WATER UTILITIES†
Artesian Resources Corp., Class A	1,500	28,650

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Advanced Info Service PCL	100,100	529,192
America Movil SAB de CV Series L ADR	24,742	592,324
Crown Castle International Corp.(1)	36,578	1,895,106
ENTEL Chile SA	14,182	289,640
Millicom International Cellular SA	3,628	406,565
Mobile Telesystems OJSC ADR	39,879	727,792
MTN Group Ltd.	25,035	450,913
Rogers Communications, Inc., Class B	12,521	479,985
SBA Communications Corp., Class A(1)	55,122	2,586,876
SOFTBANK CORP.	13,200	393,126
Telephone & Data Systems, Inc.	15,034	379,909

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Tim Participacoes SA ADR	23,796	$715,070
Vodafone Group plc	335,520	903,954

		10,350,452

TOTAL COMMON STOCKS (Cost $657,165,679)		848,280,310

CORPORATE BONDS — 8.4%

AEROSPACE AND DEFENSE — 0.1%
BE Aerospace, Inc., 6.875%, 10/1/20(2)	$125,000	140,000
L-3 Communications Corp., 6.375%, 10/15/15(2)	100,000	102,500
L-3 Communications Corp., 4.75%, 7/15/20	50,000	51,862
Lockheed Martin Corp., 4.25%, 11/15/19(2)	90,000	98,283
Lockheed Martin Corp., 4.85%, 9/15/41(2)	30,000	32,219
Raytheon Co., 4.40%, 2/15/20(2)	10,000	11,242
United Technologies Corp., 6.05%, 6/1/36(2)	228,000	295,042

		731,148

AIRLINES†
United Air Lines, Inc., 9.875%, 8/1/13(2)(3)	250,000	264,375

AUTO COMPONENTS — 0.2%
Allison Transmission, Inc., 7.125%, 5/15/19(2)(3)	150,000	155,250
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(2)	150,000	156,000
Delphi Corp., 5.875%, 5/15/19(2)(3)	125,000	132,500
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(2)	225,000	246,938
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22(2)	250,000	254,375
Tenneco, Inc., 6.875%, 12/15/20	250,000	269,375
TRW Automotive, Inc., 8.875%, 12/1/17(2)(3)	225,000	251,437
Visteon Corp., 6.75%, 4/15/19(2)	250,000	253,750

		1,719,625

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(2)(3)	150,000	152,714
American Honda Finance Corp., 2.50%, 9/21/15(2)(3)	160,000	165,542
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	150,000	153,731
Ford Motor Co., 7.45%, 7/16/31(2)	300,000	386,625
Ford Motor Credit Co. LLC, 7.50%, 8/1/12	250,000	255,634
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	250,000	256,480
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(2)	150,000	158,508
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(3)	30,000	30,293

		1,559,527

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)	210,000	276,838
Coca-Cola Co. (The), 1.80%, 9/1/16	100,000	102,938
Constellation Brands, Inc., 7.25%, 9/1/16(2)	125,000	141,875
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(2)	40,000	41,867
PepsiCo, Inc., 4.875%, 11/1/40(2)	40,000	45,711
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	110,000	112,296

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

SABMiller Holdings, Inc., 4.95%, 1/15/42(3)	$30,000	$32,256

		753,781

BIOTECHNOLOGY†
Gilead Sciences, Inc., 4.40%, 12/1/21(2)	70,000	74,723

BUILDING PRODUCTS†
Boise Cascade LLC, 7.125%, 10/15/14(2)	269,000	272,363

CAPITAL MARKETS†
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)	170,000	197,787
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17(2)	40,000	41,229
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	49,954
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	66,150
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14(2)	125,000	130,109

		485,229

CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18	145,000	171,100
Dow Chemical Co. (The), 5.90%, 2/15/15(2)	70,000	79,070
Dow Chemical Co. (The), 2.50%, 2/15/16(2)	60,000	61,888
Ecolab, Inc., 4.35%, 12/8/21(2)	30,000	33,014
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(2)	125,000	130,000
Lyondell Chemical Co., 8.00%, 11/1/17	136,000	152,660

		627,732

COMMERCIAL BANKS — 0.3%
Bank of America N.A., 5.30%, 3/15/17(2)	453,000	461,042
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	82,900
BB&T Corp., 5.70%, 4/30/14(2)	50,000	54,996
BB&T Corp., 3.20%, 3/15/16	120,000	127,236
Capital One Financial Corp., 4.75%, 7/15/21	50,000	52,798
Fifth Third Bancorp, 6.25%, 5/1/13(2)	90,000	95,063
HSBC Bank plc, 3.50%, 6/28/15(2)(3)	100,000	103,763
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)	20,000	22,651
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(2)	160,000	172,397
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	160,000	165,724
LBG Capital No.1 plc, 7.875%, 11/1/20(2)(3)	250,000	216,375
National Australia Bank Ltd., 2.75%, 9/28/15(2)(3)	100,000	101,727
PNC Funding Corp., 4.25%, 9/21/15(2)	100,000	110,102
Regions Bank, 6.45%, 6/26/37(2)	300,000	279,000
Regions Financial Corp., 5.75%, 6/15/15(2)	225,000	232,186
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31(2)	125,000	104,063
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	140,000	141,137
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)	140,000	143,364
Royal Bank of Scotland plc (The), 5.625%, 8/24/20(2)	50,000	52,114
SunTrust Bank, 7.25%, 3/15/18(2)	100,000	115,534
SunTrust Banks, Inc., 3.60%, 4/15/16(2)	29,000	30,092
Toronto-Dominion Bank (The), 2.375%, 10/19/16	120,000	123,872
U.S. Bancorp., 3.44%, 2/1/16	70,000	72,446
Wachovia Bank N.A., 4.80%, 11/1/14(2)	269,000	289,640
Wachovia Bank N.A., 4.875%, 2/1/15(2)	101,000	109,325

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Wells Fargo & Co., 3.68%, 6/15/16(2)	$90,000	$96,550
Wells Fargo & Co., 4.60%, 4/1/21(2)	30,000	33,145

		3,589,242

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Emergency Medical Services Corp., 8.125%, 6/1/19(2)	250,000	263,750
Republic Services, Inc., 3.80%, 5/15/18(2)	40,000	43,332
Republic Services, Inc., 5.50%, 9/15/19(2)	100,000	115,596
Republic Services, Inc., 6.20%, 3/1/40(2)	70,000	87,918
ServiceMaster Co., 8.00%, 2/15/20(2)(3)	250,000	265,000
Waste Management, Inc., 6.125%, 11/30/39(2)	70,000	87,010

		862,606

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29(2)	125,000	96,875
American Tower Corp., 4.625%, 4/1/15(2)	150,000	159,171
Avaya, Inc., 7.00%, 4/1/19(2)(3)	140,000	142,625
Cisco Systems, Inc., 5.90%, 2/15/39(2)	115,000	145,918
Crown Castle International Corp., 9.00%, 1/15/15(2)	500,000	553,750

		1,098,339

COMPUTERS AND PERIPHERALS†
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	250,000	279,375

CONSTRUCTION MATERIALS — 0.1%
Nortek, Inc., 8.50%, 4/15/21(2)	125,000	121,563
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20(2)(3)	250,000	259,375
USG Corp., 8.375%, 10/15/18(2)(3)	100,000	103,500
Vulcan Materials Co., 7.00%, 6/15/18(2)	100,000	108,000

		592,438

CONSUMER FINANCE — 0.3%
American Express Credit Corp., 2.80%, 9/19/16	70,000	72,612
American Express Credit Corp., MTN, 2.75%, 9/15/15(2)	150,000	156,193
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	50,000	61,176
CIT Group, Inc., 4.75%, 2/15/15(2)(3)	350,000	356,125
CIT Group, Inc., 7.00%, 5/2/16(3)	490,000	491,837
CIT Group, Inc., 7.00%, 5/2/17(3)	250,000	250,625
Credit Suisse (New York), 6.00%, 2/15/18(2)	70,000	73,827
Credit Suisse (New York), 5.30%, 8/13/19(2)	130,000	138,744
PNC Bank N.A., 6.00%, 12/7/17(2)	230,000	261,690
SLM Corp., 6.25%, 1/25/16(2)	80,000	83,681
SLM Corp., MTN, 5.00%, 10/1/13(2)	100,000	102,650
Springleaf Finance Corp., Series 1, MTN, 4.875%, 7/15/12(2)	500,000	481,250
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15(2)	250,000	199,375

		2,729,785

CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19(2)	125,000	133,750
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)(3)	300,000	324,000
Ball Corp., 7.125%, 9/1/16(2)	200,000	220,000
Ball Corp., 5.00%, 3/15/22(4)	125,000	127,969

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Berry Plastics Corp., 4.42%, 9/15/14(2)	$125,000	$120,312
Crown Americas LLC / Crown Americas Capital Corp. II, 7.625%, 5/15/17(2)	250,000	274,375
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14(2)	350,000	358,750

		1,559,156

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Ally Financial, Inc., 8.30%, 2/12/15(2)	400,000	443,000
Ally Financial, Inc., 5.50%, 2/15/17	250,000	253,510
Ally Financial, Inc., 6.25%, 12/1/17(2)	225,000	233,441
Bank of America Corp., 4.50%, 4/1/15(2)	130,000	132,072
Bank of America Corp., 6.50%, 8/1/16(2)	200,000	216,420
Bank of America Corp., 5.75%, 12/1/17(2)	120,000	125,791
BankAmerica Capital II, 8.00%, 12/15/26(2)	300,000	302,625
Citigroup, Inc., 6.01%, 1/15/15(2)	280,000	305,162
Citigroup, Inc., 4.75%, 5/19/15	50,000	53,026
Citigroup, Inc., 6.125%, 5/15/18(2)	390,000	436,249
Citigroup, Inc., 4.50%, 1/14/22	60,000	61,743
Citigroup, Inc., 5.875%, 1/30/42	20,000	21,338
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	130,000	135,881
General Electric Capital Corp., 3.75%, 11/14/14(2)	110,000	117,660
General Electric Capital Corp., 2.25%, 11/9/15(2)	130,000	133,838
General Electric Capital Corp., 5.625%, 9/15/17(2)	415,000	479,085
General Electric Capital Corp., 4.375%, 9/16/20(2)	190,000	202,948
General Electric Capital Corp., 5.30%, 2/11/21(2)	50,000	55,173
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	400,000	401,853
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	200,000	227,942
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(2)	80,000	82,090
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)	60,000	62,043
HSBC Holdings plc, 5.10%, 4/5/21	70,000	76,730
HSBC Holdings plc, 6.80%, 6/1/38(2)	50,000	57,136
JPMorgan Chase & Co., 3.45%, 3/1/16	100,000	103,983
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	520,000	603,344
Morgan Stanley, 4.20%, 11/20/14(2)	125,000	125,546
Morgan Stanley, 6.625%, 4/1/18(2)	300,000	318,525
Morgan Stanley, 5.625%, 9/23/19(2)	140,000	140,157
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	50,000	50,172
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	200,000	222,181

		6,180,664

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 6.80%, 5/15/36(2)	270,000	345,850
AT&T, Inc., 6.55%, 2/15/39(2)	170,000	217,153
British Telecommunications plc, 5.95%, 1/15/18(2)	170,000	198,885
CenturyLink, Inc., 6.15%, 9/15/19(2)	90,000	94,662
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	150,000	143,625
France Telecom SA, 4.375%, 7/8/14(2)	190,000	203,311
Frontier Communications Corp., 6.25%, 1/15/13(2)	280,000	290,500
Frontier Communications Corp., 7.125%, 3/15/19(2)	200,000	205,500
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(2)	200,000	212,000
Intelsat Jackson Holdings SA, 7.25%, 4/1/19(2)	250,000	263,750

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Intelsat Luxembourg SA, 11.25%, 2/4/17(2)	$250,000	$258,437
Sprint Capital Corp., 8.75%, 3/15/32(2)	500,000	447,500
Telecom Italia Capital SA, 6.18%, 6/18/14(2)	160,000	165,200
Telecom Italia Capital SA, 4.95%, 9/30/14(2)	125,000	126,406
Telecom Italia Capital SA, 7.00%, 6/4/18(2)	40,000	41,400
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	150,000	156,544
Telefonica Emisiones SAU, 5.46%, 2/16/21	50,000	50,371
Virgin Media Finance plc, 9.50%, 8/15/16(2)	350,000	400,750
Windstream Corp., 7.875%, 11/1/17(2)	300,000	339,750

		4,161,594

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17(2)	380,000	439,850
Edison Mission Energy, 7.00%, 5/15/17(2)	375,000	253,125

		692,975

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	225,000	240,750
Sanmina-SCI Corp., 7.00%, 5/15/19(2)(3)	125,000	128,750

		369,500

ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19(2)	250,000	258,750
Ensco plc, 3.25%, 3/15/16(2)	60,000	62,682
Noble Holding International Ltd., 3.95%, 3/15/22(2)	20,000	20,607
Pioneer Drilling Co., 9.875%, 3/15/18(2)	125,000	134,375
Transocean, Inc., 6.50%, 11/15/20(2)	70,000	81,754
Transocean, Inc., 6.375%, 12/15/21(2)	20,000	23,640
Weatherford International Ltd., 9.625%, 3/1/19(2)	80,000	108,508

		690,316

FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)(3)	120,000	126,600
CVS Caremark Corp., 6.60%, 3/15/19(2)	190,000	238,443
Ingles Markets, Inc., 8.875%, 5/15/17(2)	500,000	551,250
Kroger Co. (The), 6.40%, 8/15/17(2)	120,000	145,746
Rite Aid Corp., 9.25%, 3/15/20(2)(3)	125,000	126,875
Safeway, Inc., 4.75%, 12/1/21	20,000	21,106
SUPERVALU, Inc., 8.00%, 5/1/16(2)	205,000	213,969
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	250,000	275,625
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	213,000	261,995
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	170,000	224,578
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	110,000	128,233

		2,314,420

FOOD PRODUCTS — 0.2%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(2)(3)	95,000	100,225
Del Monte Corp., 7.625%, 2/15/19(2)	140,000	141,050
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)(3)	250,000	258,750
Kellogg Co., 4.45%, 5/30/16(2)	170,000	189,786

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Kraft Foods, Inc., 6.125%, 2/1/18(2)	$70,000	$84,033
Kraft Foods, Inc., 5.375%, 2/10/20(2)	320,000	373,622
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	70,000	72,880
Post Holdings, Inc., 7.375%, 2/15/22(3)	250,000	266,875
Smithfield Foods, Inc., 7.75%, 7/1/17(2)	400,000	459,000

		1,946,221

GAS UTILITIES — 0.2%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	220,000	261,734
El Paso Corp., 6.875%, 6/15/14(2)	125,000	135,915
El Paso Corp., 7.25%, 6/1/18(2)	225,000	255,882
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	90,000	106,380
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	50,000	56,163
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	230,000	272,290
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	70,000	82,510
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	160,000	191,298
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	70,000	79,645
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	86,000	103,036
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(2)	40,000	42,513
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(2)	170,000	219,117
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)(3)	250,000	242,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22(2)(3)	200,000	211,500
Williams Partners LP, 4.125%, 11/15/20(2)	80,000	84,603

		2,345,086

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Alere, Inc., 9.00%, 5/15/16(2)	500,000	530,000
Biomet, Inc., 10.00%, 10/15/17(2)	200,000	218,250
Covidien International Finance SA, 1.875%, 6/15/13(2)	120,000	121,596
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(2)(3)	125,000	131,250

		1,001,096

HEALTH CARE PROVIDERS AND SERVICES — 0.4%
Apria Healthcare Group, Inc., 11.25%, 11/1/14(2)	125,000	132,500
Aristotle Holding, Inc., 3.90%, 2/15/22(3)	70,000	71,705
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(2)	90,000	94,500
DaVita, Inc., 6.375%, 11/1/18(2)	175,000	185,937
DaVita, Inc., 6.625%, 11/1/20(2)	500,000	538,750
Express Scripts, Inc., 7.25%, 6/15/19(2)	240,000	298,657
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	430,000	459,025
HCA Holdings, Inc., 7.75%, 5/15/21(2)	250,000	264,375
HCA, Inc., 5.75%, 3/15/14(2)	125,000	130,469
HCA, Inc., 6.50%, 2/15/16(2)	200,000	213,000
HCA, Inc., 8.50%, 4/15/19(2)	125,000	140,625
HCA, Inc., 7.875%, 2/15/20(2)	250,000	276,875
HCA, Inc., 7.50%, 2/15/22(2)	375,000	406,875
Healthsouth Corp., 8.125%, 2/15/20(2)	250,000	276,094
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	240,000	258,650
Tenet Healthcare Corp., 8.875%, 7/1/19	600,000	687,000

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(2)	$75,000	$77,250
WellPoint, Inc., 5.80%, 8/15/40(2)	40,000	49,261

		4,561,548

HOTELS, RESTAURANTS AND LEISURE — 0.3%
Ameristar Casinos, Inc., 7.50%, 4/15/21	300,000	325,500
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(2)	500,000	550,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(2)	275,000	213,812
Chester Downs & Marina LLC, 9.25%, 2/1/20(2)(3)	200,000	210,000
CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 1/15/16(2)	75,000	79,500
Dave & Buster's, Inc., 11.00%, 6/1/18	300,000	321,000
McDonald's Corp., 5.35%, 3/1/18(2)	130,000	157,760
MGM Resorts International, 6.75%, 9/1/12(2)	400,000	410,250
MGM Resorts International, 7.625%, 1/15/17(2)	125,000	128,125
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(2)	250,000	265,625
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	250,000	291,875
Station Casinos LLC, 3.65%, 6/18/18(2)(3)	125,000	84,688
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15(2)	156,000	171,308
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(2)	325,000	368,062

		3,577,505

HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16(2)	125,000	117,656
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(2)	125,000	117,031
KB Home, 6.25%, 6/15/15(2)	325,000	326,625
Lennar Corp., Series B, 5.60%, 5/31/15(2)	225,000	235,688
Standard Pacific Corp., 8.375%, 5/15/18(2)	350,000	376,250
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	150,000	163,077

		1,336,327

HOUSEHOLD PRODUCTS — 0.2%
Central Garden and Pet Co., 8.25%, 3/1/18	450,000	459,000
Jarden Corp., 6.125%, 11/15/22(2)	500,000	531,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19(2)(3)	500,000	531,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19(3)	125,000	129,375
Yankee Candle Co., Inc., Series B, 8.50%, 2/15/15(2)	200,000	205,252

		1,856,439

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)(3)	225,000	257,062
General Electric Co., 5.25%, 12/6/17(2)	190,000	224,559
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	320,000	253,600
Schaeffler Finance BV, 7.75%, 2/15/17(2)(3)	125,000	133,594
SPX Corp., 7.625%, 12/15/14(2)	175,000	197,313

		1,066,128

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

INSURANCE — 0.2%
Allstate Corp. (The), 7.45%, 5/16/19	$130,000	$165,201
Allstate Corp. (The), 5.20%, 1/15/42(2)	50,000	54,928
American International Group, Inc., 3.65%, 1/15/14	40,000	40,747
American International Group, Inc., 5.85%, 1/16/18(2)	220,000	237,827
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	70,000	76,785
CNA Financial Corp., 5.875%, 8/15/20(2)	50,000	54,396
CNA Financial Corp., 5.75%, 8/15/21	30,000	32,247
Genworth Financial, Inc., 7.20%, 2/15/21(2)	40,000	40,466
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	120,000	123,695
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	60,000	64,899
International Lease Finance Corp., 8.75%, 3/15/17(2)	375,000	424,687
International Lease Finance Corp., 8.25%, 12/15/20(2)	375,000	418,961
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(3)	56,000	55,971
Lincoln National Corp., 6.25%, 2/15/20(2)	100,000	114,771
MetLife, Inc., 6.75%, 6/1/16(2)	170,000	203,674
Prudential Financial, Inc., 5.375%, 6/21/20(2)	30,000	33,888
Prudential Financial, Inc., 5.40%, 6/13/35(2)	190,000	195,859
Prudential Financial, Inc., 5.625%, 5/12/41(2)	40,000	43,040

		2,382,042

INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21(2)	75,000	83,062
Google, Inc., 2.125%, 5/19/16(2)	70,000	73,244

		156,306

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	125,000	137,031
First Data Corp., 9.875%, 9/24/15(2)	325,000	332,313
First Data Corp., 7.375%, 6/15/19(2)(3)	350,000	355,687
International Business Machines Corp., 1.95%, 7/22/16	230,000	238,067
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	200,000	209,500

		1,272,598

MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17(2)	150,000	177,000
Deere & Co., 5.375%, 10/16/29(2)	120,000	147,601
Dematic SA, 8.75%, 5/1/16(2)(3)	125,000	130,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(2)	120,000	129,150

		583,751

MEDIA — 0.9%
AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	235,000
Cablevision Systems Corp., 8.625%, 9/15/17(2)	250,000	283,125
CBS Corp., 4.30%, 2/15/21(2)	110,000	117,089
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(2)	375,000	411,562
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)(3)	200,000	172,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17(2)(3)	125,000	134,687
Cinemark USA, Inc., 8.625%, 6/15/19(2)	150,000	167,625
Clear Channel Communications, Inc., 10.75%, 8/1/16(2)	275,000	225,500

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)(3)	$350,000	$342,125
Comcast Corp., 5.90%, 3/15/16(2)	243,000	282,908
Comcast Corp., 6.50%, 11/15/35(2)	50,000	62,195
Comcast Corp., 6.40%, 5/15/38(2)	80,000	99,657
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	80,000	87,223
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15(2)	130,000	138,086
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	130,000	144,652
Discovery Communications LLC, 5.625%, 8/15/19(2)	50,000	58,676
DISH DBS Corp., 7.125%, 2/1/16(2)	125,000	138,750
DISH DBS Corp., 6.75%, 6/1/21(2)	550,000	613,250
Embarq Corp., 7.08%, 6/1/16(2)	98,000	109,269
Gray Television, Inc., 10.50%, 6/29/15(2)	125,000	132,656
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	750,000	862,500
Lamar Media Corp., 7.875%, 4/15/18(2)	200,000	221,000
Lamar Media Corp., 5.875%, 2/1/22(2)(3)	250,000	262,187
Mediacom LLC/Mediacom Capital Corp., 9.125%, 8/15/19(2)	250,000	274,375
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)(3)	250,000	245,000
NBCUniversal Media LLC, 5.15%, 4/30/20(2)	60,000	69,473
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	54,858
News America, Inc., 4.50%, 2/15/21(2)	90,000	97,175
News America, Inc., 6.90%, 8/15/39(2)	100,000	124,355
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(2)	225,000	241,875
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	81,000	94,163
Omnicom Group, Inc., 4.45%, 8/15/20(2)	45,000	49,567
PAETEC Holding Corp., 8.875%, 6/30/17(2)	125,000	136,875
Qwest Corp., 7.50%, 10/1/14(2)	90,000	100,399
Sable International Finance Ltd., 8.75%, 2/1/20(3)	125,000	133,437
Sinclair Television Group, Inc., 8.375%, 10/15/18(2)	250,000	273,125
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)(3)	430,000	490,200
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	210,000	258,472
Time Warner, Inc., 3.15%, 7/15/15(2)	90,000	95,662
Time Warner, Inc., 4.875%, 3/15/20(2)	130,000	146,425
Time Warner, Inc., 7.70%, 5/1/32(2)	130,000	177,300
Univision Communications, Inc., 6.875%, 5/15/19(2)(3)	225,000	230,625
UPCB Finance VI Ltd., 6.875%, 1/15/22(3)	250,000	258,125
Viacom, Inc., 4.375%, 9/15/14(2)	80,000	86,564
Viacom, Inc., 4.50%, 3/1/21(2)	120,000	132,043
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	257,500
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	250,000	244,375
WMG Acquisition Corp., 9.50%, 6/15/16	450,000	499,500

		10,073,190

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20(2)	350,000	353,937
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	115,000	118,567
ArcelorMittal, 9.85%, 6/1/19(2)	160,000	194,287
ArcelorMittal, 5.25%, 8/5/20(2)	80,000	78,949
Barrick North America Finance LLC, 4.40%, 5/30/21	70,000	77,163
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)(3)	500,000	530,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	120,000	125,616
Newmont Mining Corp., 6.25%, 10/1/39(2)	70,000	86,544

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Novelis, Inc., 8.375%, 12/15/17(2)	$300,000	$330,000
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	50,000	52,337
Teck Resources Ltd., 3.15%, 1/15/17	60,000	62,256
Vale Overseas Ltd., 5.625%, 9/15/19(2)	170,000	193,719
Vale Overseas Ltd., 4.625%, 9/15/20	50,000	53,753

		2,257,128

MULTI-UTILITIES — 0.3%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(2)(3)	500,000	546,250
Carolina Power & Light Co., 5.15%, 4/1/15(2)	83,000	92,878
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	59,000	65,863
Dominion Resources, Inc., 6.40%, 6/15/18(2)	120,000	148,785
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	33,417
Duke Energy Corp., 3.95%, 9/15/14(2)	80,000	85,926
Edison International, 3.75%, 9/15/17(2)	90,000	95,788
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	35,000	29,925
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	489,000	533,621
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	180,000	205,495
Florida Power Corp., 6.35%, 9/15/37(2)	170,000	229,523
GenOn Energy, Inc., 7.625%, 6/15/14(2)	400,000	410,000
GenOn Energy, Inc., 9.50%, 10/15/18(2)	250,000	240,000
Nisource Finance Corp., 4.45%, 12/1/21	40,000	42,427
PG&E Corp., 5.75%, 4/1/14(2)	40,000	43,734
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	34,041
Sempra Energy, 8.90%, 11/15/13(2)	70,000	78,222
Sempra Energy, 6.50%, 6/1/16(2)	80,000	95,107
Southern California Edison Co., 5.625%, 2/1/36(2)	49,000	61,444
Southern Power Co., 5.15%, 9/15/41	20,000	21,699
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)(3)	125,000	85,000

		3,179,145

MULTILINE RETAIL — 0.1%
JC Penney Corp., Inc., 7.65%, 8/15/16(2)	125,000	138,125
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	127,000	127,122
Macy's Retail Holdings, Inc., 5.90%, 12/1/16(2)	250,000	288,030

		553,277

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13(2)	50,000	52,522

OIL, GAS AND CONSUMABLE FUELS — 0.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	150,000	154,875
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	126,875
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	60,000	69,542
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	60,000	73,583
Arch Coal, Inc., 8.75%, 8/1/16(2)	275,000	303,875
Arch Western Finance LLC, 6.75%, 7/1/13(2)	61,000	61,458
Bill Barrett Corp., 9.875%, 7/15/16(2)	325,000	360,750
BP Capital Markets plc, 3.20%, 3/11/16(2)	70,000	74,885

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

BP Capital Markets plc, 2.25%, 11/1/16	$100,000	$103,501
BP Capital Markets plc, 4.50%, 10/1/20(2)	70,000	79,092
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	125,000	133,125
Chesapeake Energy Corp., 9.50%, 2/15/15(2)	125,000	144,375
Chesapeake Energy Corp., 6.625%, 8/15/20(2)	300,000	315,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(2)(3)	125,000	128,125
ConocoPhillips, 5.75%, 2/1/19(2)	160,000	197,170
ConocoPhillips Holding Co., 6.95%, 4/15/29(2)	40,000	54,699
Consol Energy, Inc., 8.00%, 4/1/17(2)	400,000	437,000
Devon Energy Corp., 5.60%, 7/15/41(2)	70,000	83,650
Encore Acquisition Co., 9.50%, 5/1/16(2)	125,000	140,312
EOG Resources, Inc., 5.625%, 6/1/19(2)	120,000	143,754
Hess Corp., 6.00%, 1/15/40(2)	70,000	85,047
Marathon Petroleum Corp., 3.50%, 3/1/16(2)	30,000	31,136
Marathon Petroleum Corp., 5.125%, 3/1/21(2)	90,000	97,893
Nexen, Inc., 5.875%, 3/10/35(2)	70,000	75,706
Noble Energy, Inc., 4.15%, 12/15/21	70,000	73,450
Peabody Energy Corp., 6.00%, 11/15/18(2)(3)	250,000	263,125
Peabody Energy Corp., 6.50%, 9/15/20(2)	50,000	54,313
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	30,000	34,500
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	140,000	154,700
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	130,000	140,376
Petroleos Mexicanos, 6.00%, 3/5/20(2)	80,000	91,000
Quicksilver Resources, Inc., 8.25%, 8/1/15(2)	125,000	127,812
Sabine Pass LNG LP, 7.25%, 11/30/13(2)	250,000	265,000
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	400,000	432,000
Samson Investment Co., 9.75%, 2/15/20(2)(3)	125,000	131,719
SandRidge Energy, Inc., 8.75%, 1/15/20(2)	225,000	240,750
Shell International Finance BV, VRN, 0.92%, 3/22/12(2)	400,000	400,855
Suncor Energy, Inc., 6.10%, 6/1/18(2)	110,000	134,396
Suncor Energy, Inc., 6.85%, 6/1/39(2)	40,000	54,357
Talisman Energy, Inc., 7.75%, 6/1/19(2)	160,000	200,739
Venoco, Inc., 8.875%, 2/15/19(2)	140,000	127,400

		6,401,920

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 9.50%, 8/1/16(2)	250,000	305,000
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	475,000	558,924
International Paper Co., 4.75%, 2/15/22	50,000	54,560

		918,484

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21(2)	145,000	156,963

PHARMACEUTICALS — 0.1%
Abbott Laboratories, 5.30%, 5/27/40(2)	10,000	12,148
AstraZeneca plc, 5.40%, 9/15/12(2)	180,000	184,823
AstraZeneca plc, 5.90%, 9/15/17(2)	180,000	219,650
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(2)	350,000	385,438
Roche Holdings, Inc., 6.00%, 3/1/19(2)(3)	50,000	61,496

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Roche Holdings, Inc., 7.00%, 3/1/39(2)(3)	$90,000	$128,585
Sanofi, 4.00%, 3/29/21(2)	55,000	61,155
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)(3)	300,000	307,500
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	160,000	170,935

		1,531,730

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
HCP, Inc., 3.75%, 2/1/16(2)	40,000	41,551
HCP, Inc., 5.375%, 2/1/21	50,000	54,888
Host Hotels & Resorts LP, 6.75%, 6/1/16(2)	300,000	311,625
Kimco Realty Corp., 6.875%, 10/1/19(2)	60,000	70,716
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21(2)	125,000	133,516
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(2)	500,000	538,750
Simon Property Group LP, 5.10%, 6/15/15(2)	120,000	133,142
UDR, Inc., 4.25%, 6/1/18(2)	70,000	72,570
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	105,000	107,983
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	40,000	41,278
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	40,000	39,817
WEA Finance LLC, 4.625%, 5/10/21(2)(3)	140,000	147,918

		1,693,754

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)	100,000	116,000
ProLogis LP, 6.625%, 12/1/19(2)	110,000	123,853

		239,853

ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(2)	103,000	108,740
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	40,000	44,026
CSX Corp., 4.25%, 6/1/21(2)	10,000	10,963
CSX Corp., 4.75%, 5/30/42	60,000	62,743
Union Pacific Corp., 4.75%, 9/15/41	80,000	87,482

		313,954

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(2)	375,000	413,438
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)(3)	450,000	497,250
Freescale Semiconductor, Inc., 8.05%, 2/1/20(2)	200,000	199,000

		1,109,688

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)	303,000	344,692
Oracle Corp., 5.375%, 7/15/40(2)	160,000	194,931

		539,623

SPECIALTY RETAIL — 0.3%
Ashtead Capital, Inc., 9.00%, 8/15/16(2)(3)	350,000	367,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(2)	175,000	191,625
Hertz Corp. (The), 6.75%, 4/15/19(2)	125,000	131,563
Hertz Corp. (The), 7.375%, 1/15/21(2)	200,000	217,500

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Home Depot, Inc. (The), 5.95%, 4/1/41(2)	$50,000	$64,609
Michaels Stores, Inc., 11.375%, 11/1/16(2)	250,000	266,225
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)(3)	225,000	248,625
Rent-A-Center, Inc., 6.625%, 11/15/20(2)	300,000	313,875
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(2)	365,000	378,687
Stewart Enterprises, Inc., 6.50%, 4/15/19(2)	65,000	68,575
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17	500,000	556,875
United Rentals (North America), Inc., 8.375%, 9/15/20(2)	250,000	260,000

		3,065,659

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21(2)	70,000	70,307
Gymboree Corp., 9.125%, 12/1/18(2)	250,000	225,000
Hanesbrands, Inc., 6.375%, 12/15/20(2)	225,000	236,250
Ltd. Brands, Inc., 6.625%, 4/1/21(2)	300,000	331,500
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)	500,000	557,500
Polymer Group, Inc., 7.75%, 2/1/19	300,000	322,500

		1,743,057

TOBACCO†
Altria Group, Inc., 10.20%, 2/6/39(2)	60,000	95,745
Philip Morris International, Inc., 4.125%, 5/17/21(2)	110,000	121,877

		217,622

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32(2)	80,000	118,205
America Movil SAB de CV, 5.00%, 3/30/20(2)	100,000	114,040
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)	270,000	375,393
Cricket Communications, Inc., 7.75%, 10/15/20(2)	500,000	499,375
MetroPCS Wireless, Inc., 7.875%, 9/1/18(2)	250,000	269,375
Nextel Communications, Inc., 7.375%, 8/1/15(2)	600,000	595,500
Sprint Nextel Corp., 7.00%, 3/1/20(3)(4)	250,000	254,688
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)(3)	120,000	119,970
Vodafone Group plc, 5.625%, 2/27/17(2)	30,000	35,602

		2,382,148

TOTAL CORPORATE BONDS (Cost $84,120,985)		90,123,677

U.S. TREASURY SECURITIES — 5.0%

U.S. Treasury Bonds, 5.50%, 8/15/28(2)	50,000	69,133
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	200,000	278,406
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	1,890,000	2,370,769
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	400,000	502,688
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(2)	6,070,160	8,246,883
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(2)	549,104	870,458
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(2)	793,516	1,091,457
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(2)	824,408	1,137,876
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(2)	6,895,144	6,954,401
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(2)	2,722,584	2,814,896
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(2)	8,422,393	9,746,949

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(2)	$4,590,754	$5,246,373
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(2)	2,353,008	2,585,367
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22(2)	548,389	571,138
U.S. Treasury Inflation Indexed Notes, 0.75%, 2/15/42	299,616	300,599
U.S. Treasury Notes, 1.375%, 1/15/13(2)	375,000	378,911
U.S. Treasury Notes, 0.75%, 8/15/13(2)	700,000	705,086
U.S. Treasury Notes, 0.75%, 9/15/13(2)	1,000,000	1,007,461
U.S. Treasury Notes, 1.25%, 3/15/14(2)	1,620,000	1,651,008
U.S. Treasury Notes, 2.375%, 8/31/14(2)	2,000,000	2,099,062
U.S. Treasury Notes, 2.625%, 12/31/14(2)	1,000,000	1,061,797
U.S. Treasury Notes, 0.875%, 2/28/17	600,000	600,188
U.S. Treasury Notes, 2.625%, 4/30/18(2)	220,000	239,284
U.S. Treasury Notes, 2.125%, 8/15/21(2)	3,000,000	3,059,532
U.S. Treasury Notes, 2.00%, 2/15/22(2)	250,000	250,469

TOTAL U.S. TREASURY SECURITIES (Cost $48,296,469)		53,840,191

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 3.1%

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 3.0%
FHLMC, 6.50%, 12/1/12(2)	102	103
FHLMC, 7.00%, 6/1/14(2)	6,766	7,168
FHLMC, 4.50%, 1/1/19(2)	284,890	305,960
FHLMC, 5.00%, 1/1/21(2)	285,461	310,886
FHLMC, 5.00%, 4/1/21(2)	471,338	509,048
FHLMC, 7.00%, 8/1/29(2)	2,906	3,392
FHLMC, 8.00%, 7/1/30(2)	18,568	22,695
FHLMC, 5.50%, 12/1/33(2)	181,106	199,904
FHLMC, 6.00%, 11/1/38	2,292,011	2,523,770
FHLMC, 6.50%, 7/1/47(2)	29,897	33,257
FNMA, 6.00%, 4/1/14(2)	9,644	10,395
FNMA, 7.50%, 6/1/15(2)	1,798	1,822
FNMA, 5.50%, 12/1/16(2)	52,865	57,594
FNMA, 4.50%, 5/1/19(2)	168,281	180,883
FNMA, 4.50%, 5/1/19(2)	195,087	209,697
FNMA, 5.00%, 9/1/20(2)	143,392	155,296
FNMA, 7.00%, 6/1/26(2)	904	1,046
FNMA, 7.50%, 3/1/27(2)	14,450	17,207
FNMA, 7.00%, 1/1/29(2)	7,593	8,851
FNMA, 6.50%, 4/1/29(2)	23,297	26,698
FNMA, 6.50%, 8/1/29(2)	17,855	20,461
FNMA, 6.50%, 12/1/29(2)	37,335	42,784
FNMA, 7.00%, 3/1/30(2)	11,300	13,185
FNMA, 8.00%, 7/1/30(2)	12,456	13,910
FNMA, 7.50%, 9/1/30(2)	5,169	6,231
FNMA, 5.00%, 7/1/31	19,048	20,608
FNMA, 7.00%, 9/1/31(2)	20,306	23,720
FNMA, 6.50%, 1/1/32(2)	14,810	16,898

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FNMA, 7.00%, 6/1/32(2)	$94,955	$110,933
FNMA, 6.50%, 8/1/32(2)	18,822	21,475
FNMA, 6.50%, 11/1/32(2)	154,127	175,852
FNMA, 5.50%, 6/1/33(2)	96,777	106,350
FNMA, 5.50%, 8/1/33(2)	96,769	105,800
FNMA, 5.00%, 11/1/33(2)	1,013,582	1,096,117
FNMA, 4.50%, 9/1/35(2)	770,582	822,751
FNMA, 5.00%, 1/1/36	4,075,628	4,406,864
FNMA, 5.00%, 2/1/36(2)	948,164	1,025,224
FNMA, 5.50%, 1/1/37	762,623	833,319
FNMA, 5.50%, 2/1/37(2)	464,199	506,506
FNMA, 6.50%, 8/1/37(2)	370,067	413,269
FNMA, 4.50%, 2/1/39	1,293,805	1,380,184
FNMA, 4.00%, 1/1/41	2,133,469	2,281,050
FNMA, 4.50%, 1/1/41	1,186,039	1,281,160
FNMA, 4.50%, 2/1/41	1,289,253	1,375,731
FNMA, 4.00%, 5/1/41	1,168,808	1,231,945
FNMA, 4.50%, 7/1/41	1,401,716	1,506,250
FNMA, 4.00%, 12/1/41	741,123	788,221
FNMA, 6.50%, 6/1/47(2)	42,145	46,815
FNMA, 6.50%, 8/1/47(2)	92,004	102,198
FNMA, 6.50%, 8/1/47(2)	170,450	189,336
FNMA, 6.50%, 9/1/47(2)	191,288	212,484
FNMA, 6.50%, 9/1/47(2)	10,004	11,113
FNMA, 6.50%, 9/1/47(2)	89,082	98,953
FNMA, 6.50%, 9/1/47(2)	49,641	55,141
FNMA, 6.50%, 9/1/47(2)	68,183	75,738
GNMA, 7.50%, 10/15/25(2)	2,724	3,144
GNMA, 6.00%, 3/15/26(2)	31,328	35,495
GNMA, 7.00%, 12/15/27(2)	5,615	6,588
GNMA, 6.50%, 2/15/28(2)	3,551	4,078
GNMA, 7.00%, 8/15/29(2)	1,975	2,333
GNMA, 7.50%, 5/15/30(2)	3,567	3,788
GNMA, 7.00%, 5/15/31(2)	32,874	38,957
GNMA, 5.50%, 11/15/32(2)	102,715	115,144
GNMA, 6.50%, 10/15/38(2)	1,676,504	1,931,036
GNMA, 4.00%, 1/20/41	2,309,044	2,492,564
GNMA, 4.50%, 5/20/41	1,369,604	1,498,528
GNMA, 4.50%, 6/15/41	882,444	970,142

		32,106,045

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
FHLMC, VRN, 2.61%, 3/15/12	178,720	186,086
FHLMC, VRN, 4.03%, 3/15/12	383,796	403,246
FNMA, VRN, 3.35%, 3/25/12	209,090	219,438
FNMA, VRN, 3.38%, 3/25/12	194,100	203,265

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FNMA, VRN, 3.96%, 3/25/12	$119,234	$125,872

		1,137,907

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $31,057,856)		33,243,952

U.S. GOVERNMENT AGENCY SECURITIES — 0.7%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FHLMC, 2.375%, 1/13/22	150,000	152,032
FNMA, 2.375%, 7/28/15(2)	4,500,000	4,772,142

		4,924,174

GOVERNMENT-BACKED CORPORATE BONDS(6) — 0.2%
Bank of America Corp., VRN, 0.85%, 4/30/12(2)	700,000	700,846
Citigroup Funding, Inc., VRN, 0.88%, 4/30/12(2)	700,000	700,857
Morgan Stanley, VRN, 0.91%, 3/20/12(2)	700,000	701,677

		2,103,380

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,982,363)		7,027,554

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 0.6%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(2)	249,678	255,359
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/10/12(2)	200,000	223,842
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/10/12(2)	200,000	213,589
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	130,000	132,031
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 3/10/12(2)	130,942	135,411
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 3/15/12(2)	300,000	323,240
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.43%, 3/15/12(2)(3)	212,406	199,456
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 3/10/12(2)	150,000	150,579
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 3/10/12(2)	250,000	271,680
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 3/10/12(2)	100,000	104,277

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 3/10/12(2)	$375,000	$405,728
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(2)	450,000	483,542
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(2)	600,000	654,567
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(2)	225,000	237,279
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(2)	400,000	421,099
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 3/15/12(2)	200,000	215,910
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 3/15/12(2)	75,000	80,906
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(2)	100,000	99,833
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 3/15/12(2)	250,000	269,370
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 3/15/12(2)	350,000	376,157
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)	61,426	62,226
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41(2)	300,000	324,209
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(2)	76,595	77,629
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41(2)	450,000	485,872
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 3/15/12(2)	528,030	536,394

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,576,992)		6,740,185

COMMERCIAL PAPER(7) — 0.5%

Austin, TX, 0.16%, 3/20/12(2)	400,000	399,956
BP Captial Markets plc, 0.34%, 6/29/12(3)	450,000	449,505
Catholic Health Initiatives, 0.30%, 6/1/12(2)	400,000	400,000
Charta LLC, 0.17%, 3/23/12(2)(3)	450,000	449,937
Chicago, IL, 0.23%, 3/7/12	400,000	399,976
CRC Funding LLC, 0.18%, 3/23/12(2)(3)	450,000	449,937
Crown Point Capital Co. LLC, 0.30%, 3/5/12(2)(3)	450,000	449,989
General Electric Captial Corp., 0.25%, 4/11/12(2)	450,000	449,939
Govco LLC, 0.20%, 3/27/12(2)(3)	450,000	449,943
Legacy Capital Co., 0.30%, 3/9/12(2)(3)	450,000	449,981
Lexington Parker Capital, 0.30%, 3/9/12(2)(3)	450,000	449,975
Salvation Army (The), 1.00%, 4/4/12(2)	250,000	250,025
Toyota Motor Credit Corp., 0.28%, 6/15/12(2)	450,000	449,655

TOTAL COMMERCIAL PAPER (Cost $5,498,721)		5,498,818

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.4%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	$167,399	$173,511
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	341,433	215,548
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	150,811	155,008
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(2)	112,216	110,973
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 3/25/12(2)	201,129	187,562
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(2)	172,104	180,277
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.125%, 3/18/12	199,737	211,709
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	199,688	194,685
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/25/12	198,065	201,856
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(2)	212,047	222,888
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(2)	225,427	237,569
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	249,864	242,268
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	94,365	94,696
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	110,178	112,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 3/25/12(2)	152,126	153,320
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.72%, 3/25/12(2)	54,303	54,056
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	280,671	279,561
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	152,707	149,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.09%, 3/25/12	225,394	228,535

		3,405,621

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	824,827	900,367

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FNMA, Series 2003-52, Class KF SEQ, VRN, 0.64%, 3/25/12(2)	$20,763	$20,780

		921,147

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,345,915)		4,326,768

MUNICIPAL SECURITIES — 0.4%

Alameda County Industrial Development Authority Rev., Series 1997 A, (Plyproperties Project), VRDN, 0.21%, 5/1/12 (LOC: Wells Fargo Bank N.A.)(2)	450,000	450,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(2)	60,000	64,748
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(2)	50,000	65,183
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(2)	95,000	129,522
California GO, (Building Bonds), 6.65%, 3/1/22(2)	60,000	73,171
California GO, (Building Bonds), 7.30%, 10/1/39(2)	45,000	58,046
California GO, (Building Bonds), 7.60%, 11/1/40(2)	20,000	26,667
Illinois GO, 5.88%, 3/1/19(2)	145,000	160,431
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	210,000	202,511
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	40,000	44,837
Kansas State Department of Transportation Highway Rev., Series 2010A, (Building Bonds), 4.60%, 9/1/35(2)	50,000	54,345
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	140,000	183,191
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(2)	35,000	41,966
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(2)	75,000	94,846
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(2)	40,000	52,480
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	70,000	102,190
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(2)	30,000	42,227
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(2)	60,000	76,863
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(2)	80,000	88,466
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.23%, 3/15/12 (LOC: FNMA)(2)	275,000	275,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(2)	50,000	62,219
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(2)	135,000	162,192
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(2)	140,000	170,430
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(2)	70,000	80,520
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	100,000	120,351

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

San Jose Redevelopment Agency Rev., Series 2003 B, (Sub-Merged Area Redevelopment Project), VRDN, 0.11%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)(2)	$400,000	$400,000
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(2)	85,000	102,638
Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood),VRDN, 0.20%, 3/7/12(2)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(2)	120,000	143,561

TOTAL MUNICIPAL SECURITIES (Cost $3,537,358)		3,928,601

EXCHANGE-TRADED FUNDS — 0.2%

iShares Russell 2000 Index Fund	3,033	245,643
iShares Russell Midcap Value Index Fund	38,102	1,801,082
iShares S&P SmallCap 600 Index Fund	1,859	138,272

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,995,209)		2,184,997

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(2)	$390,000	469,950
Brazilian Government International Bond, 5.625%, 1/7/41(2)	80,000	94,400

		564,350

CANADA†
Hydro-Quebec, 8.40%, 1/15/22(2)	37,000	53,135
Province of Ontario Canada, 5.45%, 4/27/16(2)	100,000	116,615
Province of Ontario Canada, 1.60%, 9/21/16(2)	60,000	60,694

		230,444

COLOMBIA†
Republic of Colombia, 4.375%, 7/12/21	50,000	54,375

ITALY†
Republic of Italy, 6.875%, 9/27/23(2)	40,000	42,260

MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(2)	70,000	81,025
United Mexican States, 5.95%, 3/19/19(2)	200,000	240,400
United Mexican States, 5.125%, 1/15/20(2)	70,000	80,325
United Mexican States, 6.05%, 1/11/40(2)	110,000	134,475

		536,225

PERU†
Republic of Peru, 6.55%, 3/14/37(2)	40,000	50,900
Republic of Peru, 5.625%, 11/18/50(2)	60,000	66,300

		117,200

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

POLAND†
Republic of Poland, 5.125%, 4/21/21(2)	$70,000	$75,425

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16	100,000	102,534
Korea Development Bank, 3.25%, 3/9/16(2)	80,000	80,783
Korea Development Bank, 4.00%, 9/9/16(2)	70,000	72,619

		255,936

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,696,937)		1,876,215

CONVERTIBLE PREFERRED STOCKS†

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	2,656	141,598

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	246	24,907

MEDIA†
LodgeNet Interactive Corp., 10.00%(3)	18	21,488

REAL ESTATE INVESTMENT TRUSTS (REITs)†
Lexington Realty Trust, Series C, 6.50%	294	12,701

TOBACCO†
Universal Corp., 6.75%	33	35,359

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $249,728)		236,053

PREFERRED STOCKS†

DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(3)	131	113,675

REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	761	19,710
Inland Real Estate Corp., Series A, 8.125%	591	15,035
National Retail Properties, Inc., Series C, 7.375%	1,575	39,438

		74,183

TOTAL PREFERRED STOCKS (Cost $198,333)		187,858

TEMPORARY CASH INVESTMENTS — 1.1%

SSgA U.S. Government Money Market Fund (Cost $11,763,413)	11,763,413	11,763,413

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $863,485,958)	1,069,258,592

OTHER ASSETS AND LIABILITIES — 0.1%	1,136,758

TOTAL NET ASSETS — 100.0%	$1,070,395,350

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
1,093,201	CAD for USD	UBS AG	3/30/12	$1,104,169	$(10,203)
440,335	EUR for USD	UBS AG	3/30/12	586,722	6,234
598,472	EUR for USD	UBS AG	3/30/12	797,431	8,472
2,117,659	GBP for USD	Credit Suisse AG	3/30/12	3,368,314	(9,072)
				$5,856,636	$(4,569)
(Value on Settlement Date $5,852,067)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX North America Investment Grade 16 Index	$3,500,000	Buy	1.00%	6/20/16	$(4,209)	$(18,115)	$(22,324)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for when-issued securities and/or swap agreements. At the period end, the aggregate value of securities pledged was $405,000.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $18,148,926, which represented 1.7% of total net assets.

(4)	When-issued security.
(5)	Final maturity date indicated, unless otherwise noted.
(6)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$603,862,971	—	—
Foreign Common Stocks	47,357,912	$197,059,427	—
Corporate Bonds	—	90,123,677	—
U.S. Treasury Securities	—	53,840,191	—
U.S. Government Agency Mortgage-Backed Securities	—	33,243,952	—
U.S. Government Agency Securities	—	7,027,554	—
Commercial Mortgage-Backed Securities	—	6,740,185	—
Commercial Paper	—	5,498,818	—
Collateralized Mortgage Obligations	—	4,326,768	—
Municipal Securities	—	3,928,601	—
Exchange-Traded Funds	2,184,997	—	—
Sovereign Governments and Agencies	—	1,876,215	—
Convertible Preferred Stocks	—	236,053	—
Preferred Stocks	—	187,858	—
Temporary Cash Investments	11,763,413	—	—
Total Value of Investment Securities	$665,169,293	$404,089,299	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$(4,569)	—
Swap Agreements	—	(18,115)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$(22,684)	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$890,322,886
Gross tax appreciation of investments	$186,280,307
Gross tax depreciation of investments	(7,344,601)
Net tax appreciation (depreciation) of investments	$178,935,706

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

February 29, 2012

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

COMMON STOCKS — 45.3%

AEROSPACE AND DEFENSE — 1.1%
AAR Corp.	477	$10,518
Alliant Techsystems, Inc.	391	23,460
American Science & Engineering, Inc.	548	39,840
Astronics Corp.(1)	262	8,759
BE Aerospace, Inc.(1)	8,800	403,392
Ceradyne, Inc.(1)	172	5,316
Curtiss-Wright Corp.	691	25,671
European Aeronautic Defence and Space Co. NV	11,120	403,936
Exelis, Inc.	29,137	306,230
General Dynamics Corp.	2,897	212,147
Hexcel Corp.(1)	3,510	88,698
Honeywell International, Inc.	11,788	702,211
Huntington Ingalls Industries, Inc.(1)	2,897	103,944
L-3 Communications Holdings, Inc.	2,900	203,725
Lockheed Martin Corp.	300	26,523
Moog, Inc., Class A(1)	251	11,021
National Presto Industries, Inc.	111	9,611
Northrop Grumman Corp.	14,059	840,869
Orbital Sciences Corp.(1)	475	6,674
Precision Castparts Corp.	1,006	168,435
Raytheon Co.	9,750	492,570
Safran SA	3,320	111,266
Spirit Aerosystems Holdings, Inc. Class A(1)	6,800	162,928
Teledyne Technologies, Inc.(1)	155	9,238
Textron, Inc.	3,945	108,527
TransDigm Group, Inc.(1)	3,700	439,523
Triumph Group, Inc.	1,400	89,320
United Technologies Corp.	14,666	1,230,037
Zodiac Aerospace	3,930	378,715

		6,623,104

AIR FREIGHT AND LOGISTICS — 0.2%
Forward Air Corp.	264	8,889
United Parcel Service, Inc., Class B	13,509	1,038,707
UTi Worldwide, Inc.	655	10,572

		1,058,168

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	239	16,388
Allegiant Travel Co.(1)	256	12,795
JetBlue Airways Corp.(1)	1,347	6,870
Southwest Airlines Co.	79,770	716,334

		752,387

AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc.(1)	5,706	64,992
Autoliv, Inc.	2,926	194,872
BorgWarner, Inc.(1)	7,631	632,152

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Cooper Tire & Rubber Co.	667	$11,072
Dana Holding Corp.(1)	1,701	27,216
Lear Corp.	325	14,693
Pirelli & C SpA	42,520	442,998
Tenneco, Inc.(1)	414	15,939

		1,403,934

AUTOMOBILES — 0.4%
Bayerische Motoren Werke AG	3,730	345,031
Daihatsu Motor Co. Ltd.	16,000	306,655
Ford Motor Co.	86,072	1,065,571
Harley-Davidson, Inc.	4,599	214,221
Toyota Motor Corp.	9,300	383,830

		2,315,308

BEVERAGES — 0.8%
Anheuser-Busch InBev NV	6,730	452,085
Boston Beer Co., Inc., Class A(1)	389	36,768
Coca-Cola Co. (The)	14,259	996,134
Coca-Cola Enterprises, Inc.	11,923	344,575
Constellation Brands, Inc., Class A(1)	17,127	374,054
Dr Pepper Snapple Group, Inc.	19,932	758,412
Monster Beverage Corp.(1)	2,832	161,962
PepsiCo, Inc.	17,749	1,117,122
Pernod-Ricard SA	2,871	297,052
Primo Water Corp.(1)	3,077	8,185

		4,546,349

BIOTECHNOLOGY — 0.6%
Achillion Pharmaceuticals, Inc.(1)	381	4,001
Acorda Therapeutics, Inc.(1)	313	8,188
Alexion Pharmaceuticals, Inc.(1)	6,728	563,335
Alkermes plc(1)	794	13,982
Amgen, Inc.	21,106	1,434,153
ARIAD Pharmaceuticals, Inc.(1)	1,230	17,638
Biogen Idec, Inc.(1)	1,901	221,409
Cepheid, Inc.(1)	3,807	153,765
Cubist Pharmaceuticals, Inc.(1)	495	21,216
Exelixis, Inc.(1)	1,065	6,049
Gilead Sciences, Inc.(1)	7,070	321,685
Grifols SA(1)	18,340	381,176
Halozyme Therapeutics, Inc.(1)	681	7,838
ImmunoGen, Inc.(1)	437	6,018
Incyte Corp. Ltd.(1)	732	12,415
InterMune, Inc.(1)	202	2,711
Ironwood Pharmaceuticals, Inc.(1)	426	5,704
Isis Pharmaceuticals, Inc.(1)	809	7,370
Medivation, Inc.(1)	1,027	67,279
Momenta Pharmaceuticals, Inc.(1)	381	5,585
NPS Pharmaceuticals, Inc.(1)	722	4,924
Onyx Pharmaceuticals, Inc.(1)	540	20,693

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

PDL BioPharma, Inc.	972	$6,201
Seattle Genetics, Inc.(1)	795	14,676
Theravance, Inc.(1)	473	8,845
United Therapeutics Corp.(1)	5,189	247,671

		3,564,527

BUILDING PRODUCTS†
Apogee Enterprises, Inc.	1,598	21,206
Simpson Manufacturing Co., Inc.	171	5,099

		26,305

CAPITAL MARKETS — 1.0%
Affiliated Managers Group, Inc.(1)	2,000	212,780
Ameriprise Financial, Inc.	11,630	648,489
Apollo Investment Corp.	2,023	14,201
Ares Capital Corp.	584	9,735
Artio Global Investors, Inc.	681	3,262
Bank of New York Mellon Corp. (The)	24,430	540,147
BlackRock Kelso Capital Corp.	583	5,684
BlackRock, Inc.	3,527	701,873
Charles Schwab Corp. (The)	42,613	591,468
Fifth Street Finance Corp.	708	7,009
Franklin Resources, Inc.	966	113,882
Goldman Sachs Group, Inc. (The)	6,060	697,748
Hercules Technology Growth Capital, Inc.	1,355	13,984
HFF, Inc., Class A(1)	1,221	17,595
Janus Capital Group, Inc.	19,952	175,977
KKR & Co. LP	14,700	210,504
Knight Capital Group, Inc., Class A(1)	535	7,089
MCG Capital Corp.	770	3,696
Morgan Stanley	7,320	135,713
Northern Trust Corp.	23,616	1,048,787
PennantPark Investment Corp.	1,846	20,380
Prospect Capital Corp.	659	7,124
State Street Corp.	4,026	170,018
Triangle Capital Corp.	917	17,881
UBS AG(1)	27,760	388,155
Waddell & Reed Financial, Inc.	746	23,544
WisdomTree Investments, Inc.(1)	853	6,039

		5,792,764

CHEMICALS — 1.0%
A. Schulman, Inc.	94	2,429
Air Liquide SA	1,396	181,395
Airgas, Inc.	4,400	362,252
Albemarle Corp.	3,900	259,428
BASF SE	4,450	390,704
Celanese Corp.	2,400	114,168
CF Industries Holdings, Inc.	2,638	490,668
Christian Hansen Holding A/S	10,380	256,691
E.I. du Pont de Nemours & Co.	11,222	570,639

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Ferro Corp.(1)	1,038	$5,761
Flotek Industries, Inc.(1)	1,852	20,724
FMC Corp.	2,400	237,528
Georgia Gulf Corp.(1)	303	9,775
H.B. Fuller Co.	1,091	32,872
Hawkins, Inc.	275	10,656
Innophos Holdings, Inc.	293	14,761
Intrepid Potash, Inc.(1)	564	14,264
Koppers Holdings, Inc.	307	11,552
Kraton Performance Polymers, Inc.(1)	745	20,704
LyondellBasell Industries NV, Class A	7,696	332,313
Minerals Technologies, Inc.	4,261	275,133
Monsanto Co.	10,235	791,984
NewMarket Corp.	68	12,405
Olin Corp.	8,378	176,189
OM Group, Inc.(1)	367	10,085
PPG Industries, Inc.	2,580	235,425
Rockwood Holdings, Inc.(1)	5,098	271,469
Sensient Technologies Corp.	129	4,772
Syngenta AG(1)	1,130	368,465
TPC Group, Inc.(1)	408	14,174
Tredegar Corp.	597	13,874
Umicore SA	5,870	305,394
W.R. Grace & Co.(1)	170	9,683

		5,828,336

COMMERCIAL BANKS — 2.2%
American National Bankshares, Inc.	617	13,111
Banco Bilbao Vizcaya Argentaria SA	55,582	498,295
Banco Latinoamericano de Comercio Exterior SA E Shares	634	12,369
BancorpSouth, Inc.	705	8,347
Bank of Nova Scotia	4,549	245,277
BNP Paribas SA	6,842	333,950
BOK Financial Corp.	229	12,293
Boston Private Financial Holdings, Inc.	1,613	15,372
Cathay General Bancorp.	1,119	18,284
City National Corp.	3,970	186,590
Columbia Banking System, Inc.	543	11,484
Comerica, Inc.	22,546	669,391
Commerce Bancshares, Inc.	12,908	498,378
Commonwealth Bank of Australia	9,321	494,118
Community Bank System, Inc.	438	11,966
Cullen/Frost Bankers, Inc.	3,371	190,394
CVB Financial Corp.	700	7,539
DBS Group Holdings Ltd.	20,000	227,082
DNB ASA	13,220	169,702
East West Bancorp., Inc.	5,571	123,230
F.N.B. Corp.	1,064	12,545
First Financial Bancorp	389	6,368
First Horizon National Corp.	5,697	53,552
First Interstate Bancsystem, Inc.	600	8,160

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

First Midwest Bancorp., Inc.	376	$4,347
First Republic Bank(1)	322	9,657
FirstMerit Corp.	915	14,686
Fulton Financial Corp.	3,256	31,909
Heritage Financial Corp.	1,132	15,169
Home Bancshares, Inc.	903	22,756
HSBC Holdings plc (Hong Kong)	70,800	638,973
Lakeland Financial Corp.	556	14,022
Lloyds Banking Group plc(1)	400,940	222,835
National Bankshares, Inc.	393	10,615
Old National Bancorp.	731	8,830
Pacific Continental Corp.	965	8,106
Park Sterling Corp.(1)	2,449	11,143
Pinnacle Financial Partners, Inc.(1)	574	9,505
PNC Financial Services Group, Inc.	18,141	1,079,752
Signature Bank(1)	319	18,936
Standard Chartered plc	16,106	414,453
Sumitomo Mitsui Financial Group, Inc.	9,100	308,632
SunTrust Banks, Inc.	10,435	239,588
Susquehanna Bancshares, Inc.	634	5,877
Swedbank AB A Shares	23,530	402,550
TCF Financial Corp.	2,664	28,718
Texas Capital Bancshares, Inc.(1)	771	26,129
Trico Bancshares	739	11,972
Trustmark Corp.	711	16,765
U.S. Bancorp	56,455	1,659,777
Umpqua Holdings Corp.	770	9,486
United Bankshares, Inc.	238	6,969
Washington Banking Co.	576	7,309
Webster Financial Corp.	220	4,814
Wells Fargo & Co.	111,307	3,482,796
Westamerica Bancorp.	6,336	300,073
Wintrust Financial Corp.	245	8,259
Zions BanCorp.	1,022	19,418

		12,902,623

COMMERCIAL SERVICES AND SUPPLIES — 0.4%
ABM Industries, Inc.	306	6,946
Aggreko plc	7,172	252,502
Avery Dennison Corp.	6,450	196,725
Brink's Co. (The)	392	9,898
Clean Harbors, Inc.(1)	3,700	248,492
Deluxe Corp.	947	23,363
G&K Services, Inc., Class A	721	24,031
Metalico, Inc.(1)	2,999	15,055
Republic Services, Inc.	45,545	1,358,607
Stericycle, Inc.(1)	2,900	251,633
SYKES Enterprises, Inc.(1)	1,162	16,012
Team, Inc.(1)	553	16,922
US Ecology, Inc.	919	17,342

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Waste Management, Inc.	5,598	$195,818

		2,633,346

COMMUNICATIONS EQUIPMENT — 0.7%
Aruba Networks, Inc.(1)	932	20,122
Bel Fuse, Inc., Class B	820	14,334
Cisco Systems, Inc.	111,939	2,225,347
Emulex Corp.(1)	2,267	23,713
F5 Networks, Inc.(1)	2,492	311,400
Harris Corp.	3,390	147,906
InterDigital, Inc.	218	8,251
Motorola Solutions, Inc.	8,417	419,167
Netgear, Inc.(1)	713	26,787
Oplink Communications, Inc.(1)	578	9,485
Plantronics, Inc.	239	8,915
Polycom, Inc.(1)	2,789	57,593
Procera Networks, Inc.(1)	1,231	23,955
QUALCOMM, Inc.	9,207	572,491
Sycamore Networks, Inc.(1)	915	16,900
Tellabs, Inc.	2,185	8,653
Tessco Technologies, Inc.	329	6,027

		3,901,046

COMPUTERS AND PERIPHERALS — 1.2%
Apple, Inc.(1)	7,302	3,960,897
Dell, Inc.(1)	28,115	486,389
Electronics for Imaging, Inc.(1)	725	11,571
EMC Corp.(1)	19,030	526,941
Hewlett-Packard Co.	32,990	834,977
Lexmark International, Inc., Class A	185	6,823
NetApp, Inc.(1)	2,693	115,799
QLogic Corp.(1)	1,540	26,473
Seagate Technology plc	20,418	536,177
Synaptics, Inc.(1)	302	11,098
Western Digital Corp.(1)	17,352	681,066

		7,198,211

CONSTRUCTION AND ENGINEERING — 0.2%
Chicago Bridge & Iron Co. NV New York Shares	11,421	531,305
Comfort Systems USA, Inc.	418	4,782
Dycom Industries, Inc.(1)	734	15,619
EMCOR Group, Inc.	505	14,039
Granite Construction, Inc.	1,811	51,795
JGC Corp.	3,000	86,837
Pike Electric Corp.(1)	1,623	14,493
Quanta Services, Inc.(1)	5,600	117,040
URS Corp.(1)	4,438	193,719

		1,029,629

CONSTRUCTION MATERIALS†
Eagle Materials, Inc.	680	21,338

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

HeidelbergCement AG	3,480	$187,357

		208,695

CONSUMER FINANCE — 0.2%
American Express Co.	11,125	588,401
Cash America International, Inc.	5,181	240,295
Discover Financial Services	9,400	282,094
First Cash Financial Services, Inc.(1)	2,900	122,554

		1,233,344

CONTAINERS AND PACKAGING — 0.1%
Bemis Co., Inc.	16,925	530,937
Rock-Tenn Co., Class A	2,700	190,323
Sonoco Products Co.	206	6,765

		728,025

DISTRIBUTORS†
Core-Mark Holding Co., Inc.	179	7,174

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc., Class A(1)	900	38,376
Career Education Corp.(1)	115	991
Coinstar, Inc.(1)	3,119	181,619
ITT Educational Services, Inc.(1)	5,073	348,211
Sotheby's	625	24,587
Steiner Leisure, Ltd.(1)	289	14,462

		608,246

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Bank of America Corp.	73,892	588,919
CBOE Holdings, Inc.	526	14,502
Citigroup, Inc.	37,305	1,243,003
CME Group, Inc.	135	39,081
Compass Diversified Holdings	791	11,810
JPMorgan Chase & Co.	79,150	3,105,846
MarketAxess Holdings, Inc.	960	31,795
McGraw-Hill Cos., Inc. (The)	2,600	121,004
ORIX Corp.	4,970	478,719

		5,634,679

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	80,817	2,472,192
Atlantic Tele-Network, Inc.	131	5,020
CenturyLink, Inc.	31,451	1,265,903
Premiere Global Services, Inc.(1)	1,829	15,821
Telenor ASA	25,790	476,636
tw telecom, inc.(1)	13,200	285,120
Verizon Communications, Inc.	48,686	1,855,423

		6,376,115

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	20,659	$776,985
Cleco Corp.	376	14,468
El Paso Electric Co.	320	10,474
Empire District Electric Co. (The)	19,763	394,272
Exelon Corp.	10,170	397,342
Great Plains Energy, Inc.	30,794	609,105
IDACORP, Inc.	4,000	161,920
Northeast Utilities	8,369	300,447
NV Energy, Inc.	33,082	518,726
Pinnacle West Capital Corp.	7,870	370,126
PNM Resources, Inc.	644	11,579
Portland General Electric Co.	10,782	265,669
PPL Corp.	16,890	482,210
Unitil Corp.	369	9,815
Westar Energy, Inc.	19,695	542,006

		4,865,144

ELECTRICAL EQUIPMENT — 0.2%
Brady Corp., Class A	715	22,844
Emerson Electric Co.	4,377	220,207
Encore Wire Corp.	1,144	33,325
Franklin Electric Co., Inc.	296	14,803
Hubbell, Inc., Class B	2,275	171,125
II-VI, Inc.(1)	409	9,566
LSI Industries, Inc.	914	6,316
Rockwell Automation, Inc.	2,299	183,874
Schneider Electric SA	4,540	308,541
Thomas & Betts Corp.(1)	1,473	106,395

		1,076,996

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.4%
Benchmark Electronics, Inc.(1)	807	13,251
Cognex Corp.	1,113	47,458
Coherent, Inc.(1)	121	6,713
Electro Scientific Industries, Inc.	518	7,169
FARO Technologies, Inc.(1)	284	15,751
Ingenico	3,860	184,802
IPG Photonics Corp.(1)	173	9,105
Jabil Circuit, Inc.	25,514	659,027
Littelfuse, Inc.	1,015	53,724
Methode Electronics, Inc.	1,057	9,671
Molex, Inc., Class A	9,011	201,576
Murata Manufacturing Co. Ltd.	6,300	375,489
OSI Systems, Inc.(1)	397	23,423
Park Electrochemical Corp.	776	22,116
Plexus Corp.(1)	433	15,025
TE Connectivity Ltd.	5,900	215,645
Tech Data Corp.(1)	3,789	202,636

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Trimble Navigation Ltd.(1)	7,707	$387,585

		2,450,166

ENERGY EQUIPMENT AND SERVICES — 1.0%
Atwood Oceanics, Inc.(1)	2,600	123,656
Baker Hughes, Inc.	8,630	433,916
Basic Energy Services, Inc.(1)	1,797	35,688
Bristow Group, Inc.	262	12,369
Cal Dive International, Inc.(1)	6,417	18,609
Core Laboratories NV	2,607	317,168
Diamond Offshore Drilling, Inc.	359	24,581
Halliburton Co.	2,110	77,205
Helix Energy Solutions Group, Inc.(1)	20,941	402,905
Hornbeck Offshore Services, Inc.(1)	2,676	109,047
Key Energy Services, Inc.(1)	97	1,655
Mitcham Industries, Inc.(1)	1,364	31,877
National Oilwell Varco, Inc.	14,211	1,172,834
Newpark Resources, Inc.(1)	1,913	15,055
Oceaneering International, Inc.	7,742	420,158
Oil States International, Inc.(1)	2,500	203,050
Pioneer Drilling Co.(1)	3,232	32,191
Saipem SpA	12,198	617,065
SandRidge Permian Trust	314	7,614
Schlumberger Ltd.	15,923	1,235,784
Seadrill Ltd.	7,250	300,538
Superior Energy Services, Inc.(1)	1,389	40,753
Technip SA	3,600	392,959
Tetra Technologies, Inc.(1)	2,470	22,452
Transocean Ltd.	1,940	103,480
Unit Corp.(1)	143	6,803

		6,159,412

FOOD AND STAPLES RETAILING — 0.8%
Andersons, Inc. (The)	962	41,453
Costco Wholesale Corp.	3,192	274,703
CVS Caremark Corp.	23,764	1,071,756
Jeronimo Martins SGPS SA(1)	24,830	458,503
Kroger Co. (The)	23,635	562,277
Lawson, Inc.	2,100	123,484
Ruddick Corp.	103	4,219
SUPERVALU, Inc.	1,415	9,240
SYSCO Corp.	17,373	511,114
Village Super Market, Inc., Class A	398	11,976
Wal-Mart Stores, Inc.	12,494	738,145
Weis Markets, Inc.	570	24,430
Wesfarmers Ltd.	5,523	172,363
Whole Foods Market, Inc.	8,571	692,023

		4,695,686

FOOD PRODUCTS — 0.9%
Archer-Daniels-Midland Co.	4,918	153,442

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Bunge Ltd.	5,126	$345,082
Campbell Soup Co.	16,348	544,715
ConAgra Foods, Inc.	14,355	376,819
Danone SA	3,332	225,424
Dole Food Co., Inc.(1)	1,054	10,097
General Mills, Inc.	6,901	264,377
Green Mountain Coffee Roasters, Inc.(1)	1,900	123,443
H.J. Heinz Co.	3,961	208,784
Hershey Co. (The)	3,585	217,610
J&J Snack Foods Corp.	321	16,105
Kellogg Co.	9,343	489,106
Kraft Foods, Inc., Class A	11,020	419,531
Mead Johnson Nutrition Co.	5,962	463,545
Nestle SA	10,410	636,314
Ralcorp Holdings, Inc.(1)	9,444	704,522
Snyders-Lance, Inc.	555	12,460
Tyson Foods, Inc., Class A	14,108	266,782
Unilever NV CVA	4,400	146,143

		5,624,301

GAS UTILITIES — 0.1%
AGL Resources, Inc.	5,295	211,112
Atmos Energy Corp.	603	18,530
Chesapeake Utilities Corp.	134	5,503
Laclede Group, Inc. (The)	125	5,136
ONEOK, Inc.	2,300	190,072
WGL Holdings, Inc.	262	10,698

		441,051

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
Abaxis, Inc.(1)	187	4,967
Align Technology, Inc.(1)	494	12,651
Arthrocare Corp.(1)	218	5,690
Becton, Dickinson and Co.	5,400	411,588
Boston Scientific Corp.(1)	49,386	307,181
CareFusion Corp.(1)	24,098	621,969
Cie Generale d'Optique Essilor International SA	2,860	227,708
Cooper Cos., Inc. (The)	995	79,083
Covidien plc	9,216	481,536
Cutera, Inc.(1)	906	8,471
Cyberonics, Inc.(1)	234	8,712
DENTSPLY International, Inc.	1,505	58,213
DexCom, Inc.(1)	565	6,096
Edwards Lifesciences Corp.(1)	1,515	110,792
Gen-Probe, Inc.(1)	647	44,177
Getinge AB B Shares	4,530	129,462
Haemonetics Corp.(1)	213	14,277
HeartWare International, Inc.(1)	100	7,326
Hill-Rom Holdings, Inc.	2,345	79,660
Hologic, Inc.(1)	6,725	139,409
ICU Medical, Inc.(1)	315	14,452

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

IDEXX Laboratories, Inc.(1)	717	$61,483
Insulet Corp.(1)	374	7,375
Integra LifeSciences Holdings Corp.(1)	397	12,545
Intuitive Surgical, Inc.(1)	239	122,277
MAKO Surgical Corp.(1)	4,967	194,210
Masimo Corp.(1)	445	9,701
Medtronic, Inc.	25,689	979,265
Meridian Bioscience, Inc.	342	6,163
Mettler-Toledo International, Inc.(1)	1,300	234,364
Neogen Corp.(1)	178	6,177
NuVasive, Inc.(1)	337	5,288
NxStage Medical, Inc.(1)	361	7,220
Orthofix International NV(1)	410	16,076
ResMed, Inc.(1)	3,110	91,123
St. Jude Medical, Inc.	1,882	79,270
STERIS Corp.	7,386	231,773
Stryker Corp.	3,393	182,000
Utah Medical Products, Inc.	379	11,541
Volcano Corp.(1)	425	11,913
West Pharmaceutical Services, Inc.	155	6,448
Young Innovations, Inc.	1,590	48,097
Zimmer Holdings, Inc.(1)	12,967	787,745
Zoll Medical Corp.(1)	182	13,313

		5,898,787

HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Accretive Health, Inc.(1)	313	8,135
Aetna, Inc.	8,600	402,136
Air Methods Corp.(1)	94	8,482
Amsurg Corp.(1)	350	9,146
Assisted Living Concepts, Inc., Class A	308	4,943
Bio-Reference Labs, Inc.(1)	219	4,411
Catalyst Health Solutions, Inc.(1)	2,200	136,444
Centene Corp.(1)	3,083	150,450
Chemed Corp.	157	9,706
CIGNA Corp.	5,398	238,106
Express Scripts, Inc.(1)	7,049	375,923
Fresenius Medical Care AG & Co. KGaA	5,377	376,671
HealthSouth Corp.(1)	883	17,978
HMS Holdings Corp.(1)	697	22,457
Humana, Inc.	7,058	614,752
IPC The Hospitalist Co., Inc.(1)	136	4,946
Landauer, Inc.	78	4,184
LifePoint Hospitals, Inc.(1)	12,466	485,800
Lincare Holdings, Inc.	821	22,052
Magellan Health Services, Inc.(1)	355	16,777
McKesson Corp.	3,663	305,897
MWI Veterinary Supply, Inc.(1)	100	8,657
National Healthcare Corp.	273	12,236
Owens & Minor, Inc.	1,126	33,735
Patterson Cos., Inc.	13,708	437,559

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

PSS World Medical, Inc.(1)	1,048	$25,393
Quest Diagnostics, Inc.	2,160	125,388
U.S. Physical Therapy, Inc.	347	6,597
UnitedHealth Group, Inc.	11,972	667,439
VCA Antech, Inc.(1)	885	19,461
WellCare Health Plans, Inc.(1)	2,211	150,039
WellPoint, Inc.	7,370	483,693

		5,189,593

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	283	20,000
Computer Programs & Systems, Inc.	90	5,476
MedAssets, Inc.(1)	333	4,755
Quality Systems, Inc.	322	13,804
SXC Health Solutions Corp.(1)	7,800	552,240

		596,275

HOTELS, RESTAURANTS AND LEISURE — 0.9%
AFC Enterprises, Inc.(1)	657	10,505
Ameristar Casinos, Inc.	272	5,397
Bally Technologies, Inc.(1)	3,958	169,957
Bob Evans Farms, Inc.	310	11,408
Brinker International, Inc.	5,743	158,449
Carnival Corp.	7,635	231,264
Carnival plc	4,862	142,942
CEC Entertainment, Inc.	10,337	394,460
Cedar Fair LP	1,109	31,595
Chipotle Mexican Grill, Inc.(1)	1,348	526,017
Domino's Pizza, Inc.(1)	3,200	123,072
Intercontinental Hotels Group plc	9,080	207,147
International Game Technology	15,671	235,378
International Speedway Corp., Class A	5,384	135,462
Jack in the Box, Inc.(1)	407	9,707
Las Vegas Sands Corp.(1)	3,200	177,952
Marcus Corp.	851	10,255
Marriott International, Inc. Class A	3,739	131,912
McDonald's Corp.	4,618	458,475
Orient-Express Hotels Ltd. Class A(1)	687	6,794
Panera Bread Co., Class A(1)	1,200	185,496
Papa John's International, Inc.(1)	644	23,931
Ruth's Hospitality Group, Inc.(1)	1,732	10,790
Sands China Ltd.	72,400	272,100
Shuffle Master, Inc.(1)	1,400	20,440
Speedway Motorsports, Inc.	5,378	83,467
Starbucks Corp.	9,047	439,322
Starwood Hotels & Resorts Worldwide, Inc.	6,016	324,262
Tim Hortons, Inc.	3,160	170,735
Vail Resorts, Inc.	403	16,966
Whitbread plc	6,640	179,264
WMS Industries, Inc.(1)	314	6,917
Wyndham Worldwide Corp.	2,100	92,379

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Yum! Brands, Inc.	7,528	$498,655

		5,502,872

HOUSEHOLD DURABLES — 0.2%
CSS Industries, Inc.	636	12,466
Garmin Ltd.	3,117	147,091
Helen of Troy Ltd.(1)	125	4,062
La-Z-Boy, Inc.(1)	678	9,689
M.D.C. Holdings, Inc.	99	2,433
M/I Homes, Inc.(1)	1,027	12,437
Tempur-Pedic International, Inc.(1)	9,360	739,440
Toll Brothers, Inc.(1)	2,800	65,688
Tupperware Brands Corp.	326	20,437
Whirlpool Corp.	4,291	324,271
Zagg, Inc.(1)	1,048	11,004

		1,349,018

HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	6,579	314,081
Clorox Co.	4,151	280,649
Colgate-Palmolive Co.	3,128	291,467
Kimberly-Clark Corp.	9,566	697,170
Procter & Gamble Co. (The)	37,225	2,513,432
Reckitt Benckiser Group plc	5,757	318,727
Unicharm Corp.	8,100	419,000

		4,834,526

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	322	28,207
General Electric Co.	153,937	2,932,500
Koninklijke Philips Electronics NV	26,776	562,038
Raven Industries, Inc.	914	57,628
Standex International Corp.	288	11,004
Tyco International Ltd.	24,469	1,267,984

		4,859,361

INSURANCE — 2.2%
ACE Ltd.	8,801	631,120
Admiral Group plc	12,207	209,155
AIA Group Ltd.	90,200	341,905
Allianz SE	2,270	275,304
Allied World Assurance Co. Holdings AG	5,360	353,599
Allstate Corp. (The)	34,615	1,087,949
Alterra Capital Holdings Ltd.	853	19,585
American Equity Investment Life Holding Co.	1,290	15,609
American Financial Group, Inc.	3,321	124,371
American International Group, Inc.(1)	6,980	203,956
AMERISAFE, Inc.(1)	828	18,680
Amtrust Financial Services, Inc.	1,091	29,468
Aon Corp.	9,902	463,513
Arch Capital Group Ltd.(1)	2,772	102,703

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Arthur J. Gallagher & Co.	280	$9,554
Aspen Insurance Holdings Ltd.	915	24,275
Baldwin & Lyons, Inc., Class B	688	14,476
Berkshire Hathaway, Inc., Class B(1)	11,765	922,964
Brown & Brown, Inc.	4,254	100,522
Chubb Corp. (The)	6,740	458,050
Employers Holdings, Inc.	589	10,184
Hanover Insurance Group, Inc. (The)	318	12,981
HCC Insurance Holdings, Inc.	22,128	675,789
Hiscox Ltd.	34,880	227,511
Horace Mann Educators Corp.	153	2,651
Infinity Property & Casualty Corp.	180	9,869
Loews Corp.	19,605	767,340
Marsh & McLennan Cos., Inc.	17,372	542,006
MetLife, Inc.	23,410	902,455
Muenchener Rueckversicherungs AG	1,910	278,517
National Financial Partners Corp.(1)	621	9,476
Platinum Underwriters Holdings Ltd.	587	20,874
Primerica, Inc.	502	12,560
Principal Financial Group, Inc.	30,425	841,555
ProAssurance Corp.	168	14,744
Progressive Corp. (The)	286	6,126
Prudential Financial, Inc.	21,937	1,341,667
RLI Corp.	62	4,344
Symetra Financial Corp.	13,965	138,812
Torchmark Corp.	6,447	312,293
Travelers Cos., Inc. (The)	20,058	1,162,762
United Fire Group, Inc.	726	14,585
Unum Group	14,050	323,852
Zurich Financial Services AG(1)	1,270	319,781

		13,359,492

INTERNET AND CATALOG RETAIL — 0.2%
Amazon.com, Inc.(1)	2,250	404,302
priceline.com, Inc.(1)	756	474,027
Rakuten, Inc.	400	397,589

		1,275,918

INTERNET SOFTWARE AND SERVICES — 0.4%
Ancestry.com, Inc.(1)	1,568	35,719
Dice Holdings, Inc.(1)	2,944	26,143
eBay, Inc.(1)	4,862	173,768
Google, Inc., Class A(1)	2,217	1,370,660
Internap Network Services Corp.(1)	818	6,119
j2 Global, Inc.	591	17,476
Keynote Systems, Inc.	1,344	26,732
KIT Digital, Inc.(1)	1,000	10,110
Liquidity Services, Inc.(1)	199	8,607
LogMeIn, Inc.(1)	159	5,861
Perficient, Inc.(1)	1,698	20,512
Rackspace Hosting, Inc.(1)	5,545	289,671

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

SPS Commerce, Inc.(1)	198	$4,920
Stamps.com, Inc.(1)	1,073	27,737
Telecity Group plc(1)	27,930	306,371
ValueClick, Inc.(1)	2,750	57,200
Vocus, Inc.(1)	859	11,622
Web.com Group, Inc.(1)	1,014	13,425

		2,412,653

IT SERVICES — 1.1%
Accenture plc, Class A	12,258	729,841
Alliance Data Systems Corp.(1)	7,770	942,967
Automatic Data Processing, Inc.	4,174	226,732
Booz Allen Hamilton Holding Corp.	11,293	207,904
CACI International, Inc., Class A(1)	476	28,150
Cardtronics, Inc.(1)	952	25,314
Cognizant Technology Solutions Corp., Class A(1)	1,800	127,710
Convergys Corp.(1)	1,530	19,706
DST Systems, Inc.	868	46,004
Euronet Worldwide, Inc.(1)	420	8,102
Fiserv, Inc.(1)	5,250	348,075
Heartland Payment Systems, Inc.	1,566	44,349
International Business Machines Corp.	10,126	1,992,088
MasterCard, Inc., Class A	627	263,340
MAXIMUS, Inc.	403	16,809
NeuStar, Inc., Class A(1)	356	12,478
Teradata Corp.(1)	8,300	552,365
Total System Services, Inc.	1,736	37,984
Visa, Inc., Class A	5,486	638,406

		6,268,324

LEISURE EQUIPMENT AND PRODUCTS†
Brunswick Corp.	623	14,896
Polaris Industries, Inc.	1,778	117,455
Sturm Ruger & Co., Inc.	536	22,394

		154,745

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.(1)	3,667	159,955
Covance, Inc.(1)	384	18,328
Life Technologies Corp.(1)	2,300	108,813
Luminex Corp.(1)	315	7,078
PAREXEL International Corp.(1)	458	11,212
Sequenom, Inc.(1)	613	2,648

		308,034

MACHINERY — 1.3%
Actuant Corp., Class A	456	12,846
AGCO Corp.(1)	3,248	167,694
Altra Holdings, Inc.(1)	1,236	24,090
Atlas Copco AB A Shares	16,700	435,621
Barnes Group, Inc.	493	13,656

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Blount International, Inc.(1)	1,535	$26,325
Briggs & Stratton Corp.	1,068	18,092
Chart Industries, Inc.(1)	3,900	266,721
CLARCOR, Inc.	811	40,931
Cummins, Inc.	5,470	659,518
Deere & Co.	2,773	229,965
Douglas Dynamics, Inc.	340	4,420
Dover Corp.	5,730	366,835
Dynamic Materials Corp.	446	9,950
EnPro Industries, Inc.(1)	197	7,449
FANUC CORP.	2,100	380,527
Flow International Corp.(1)	2,299	9,196
FreightCar America, Inc.	340	9,401
Greenbrier Cos., Inc.(1)	995	25,154
Harsco Corp.	402	8,936
IDEX Corp.	302	12,624
Illinois Tool Works, Inc.	5,657	315,038
Ingersoll-Rand plc	12,694	506,237
ITT Corp.	11,539	287,898
Joy Global, Inc.	7,528	654,635
Kaydon Corp.	13,876	522,015
Kennametal, Inc.	805	37,086
Komatsu Ltd.	10,500	312,843
Lincoln Electric Holdings, Inc.	318	14,688
Lindsay Corp.	609	39,944
Middleby Corp.(1)	252	24,630
Mitsubishi Heavy Industries Ltd.	54,000	253,094
Mueller Industries, Inc., Class A	253	11,638
NN, Inc.(1)	2,919	26,096
Oshkosh Corp.(1)	276	6,434
Pall Corp.	2,100	133,245
Parker-Hannifin Corp.	1,782	160,041
Robbins & Myers, Inc.	1,138	55,546
Sauer-Danfoss, Inc.(1)	9,479	513,193
Snap-On, Inc.	3,040	185,835
Stanley Black & Decker, Inc.	1,443	110,822
Terex Corp.(1)	6,000	152,340
Titan International, Inc.	8,379	206,459
Trinity Industries, Inc.	3,600	125,136
Volvo AB B Shares	15,050	219,604
Weir Group plc (The)	5,010	167,857

		7,772,305

MARINE — 0.1%
Alexander & Baldwin, Inc.	159	7,379
Diana Shipping, Inc.(1)	1,818	16,617
Kirby Corp.(1)	5,130	352,021
Kuehne + Nagel International AG	1,230	161,924

		537,941

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

MEDIA — 1.1%
Belo Corp. Class A	2,704	$19,388
CBS Corp., Class B	45,760	1,368,224
Comcast Corp., Class A	38,180	1,121,728
Dentsu, Inc.	4,100	127,353
DirecTV, Class A(1)	4,542	210,385
DISH Network Corp., Class A	13,118	382,652
E.W. Scripps Co. (The), Class A(1)	671	6,388
Entercom Communications Corp., Class A(1)	1,551	10,857
Entravision Communications Corp., Class A	6,605	10,964
Eutelsat Communications SA	8,828	329,206
Gannett Co., Inc.	786	11,664
Harte-Hanks, Inc.	265	2,316
Kabel Deutschland Holding AG(1)	8,076	484,938
LIN TV Corp., Class A(1)	3,416	14,074
Omnicom Group, Inc.	2,823	139,569
Publicis Groupe SA	3,320	181,640
Sinclair Broadcast Group, Inc., Class A	2,074	23,685
Time Warner Cable, Inc.	6,259	496,589
Time Warner, Inc.	39,828	1,482,000
Viacom, Inc., Class B	8,451	402,437

		6,826,057

METALS AND MINING — 0.7%
AK Steel Holding Corp.	2,702	21,400
Allied Nevada Gold Corp.(1)	286	9,841
Antofagasta plc	11,610	245,655
BHP Billiton Ltd.	11,760	455,294
Carpenter Technology Corp.	3,100	159,030
Century Aluminum Co.(1)	579	5,680
Cliffs Natural Resources, Inc.	4,400	279,312
Coeur d'Alene Mines Corp.(1)	4,202	119,505
Freeport-McMoRan Copper & Gold, Inc.	14,541	618,865
Haynes International, Inc.	379	23,987
Hecla Mining Co.	2,738	13,909
Iluka Resources Ltd.	9,270	166,025
Materion Corp.(1)	551	16,172
Newmont Mining Corp.	7,095	421,443
Noranda Aluminum Holding Corp.	1,967	23,604
Nucor Corp.	14,402	626,919
Rio Tinto Ltd.	6,140	444,148
RTI International Metals, Inc.(1)	564	12,712
Schnitzer Steel Industries, Inc. Class A	323	14,587
Teck Resources Ltd.	3,769	150,647
Thompson Creek Metals Co., Inc.(1)	2,290	16,671
Xstrata plc	21,960	419,234

		4,264,640

MULTI-UTILITIES — 0.6%
Ameren Corp.	10,746	344,624
Avista Corp.	432	10,670

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Black Hills Corp.	303	$9,951
Consolidated Edison, Inc.	10,037	583,150
MDU Resources Group, Inc.	292	6,336
National Grid plc	37,370	381,384
NorthWestern Corp.	292	10,141
PG&E Corp.	31,829	1,326,633
Public Service Enterprise Group, Inc.	11,941	367,544
Wisconsin Energy Corp.	4,141	141,125
Xcel Energy, Inc.	13,193	349,483

		3,531,041

MULTILINE RETAIL — 0.7%
Big Lots, Inc.(1)	391	17,145
Dillard's, Inc., Class A	7,890	482,395
Dollar General Corp.(1)	3,840	161,510
Dollar Tree, Inc.(1)	4,400	389,444
Fred's, Inc., Class A	582	8,061
JC Penney Co., Inc.	1,768	70,013
Kohl's Corp.	8,260	410,357
Macy's, Inc.	30,098	1,142,821
Target Corp.	25,280	1,433,123

		4,114,869

OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	225	8,649

OIL, GAS AND CONSUMABLE FUELS — 3.8%
Apache Corp.	7,890	851,568
Berry Petroleum Co., Class A	540	29,138
BG Group plc	34,270	827,343
Bill Barrett Corp.(1)	611	17,860
BP Prudhoe Bay Royalty Trust	97	11,889
Cabot Oil & Gas Corp.	6,500	226,720
Chevron Corp.	38,844	4,238,657
Comstock Resources, Inc.(1)	779	12,487
Concho Resources, Inc.(1)	3,600	384,624
ConocoPhillips	18,124	1,387,392
CVR Energy, Inc.(1)	804	21,877
Devon Energy Corp.	6,506	476,955
Energy XXI Bermuda Ltd.(1)	2,534	94,848
EOG Resources, Inc.	2,065	235,121
EQT Corp.	3,786	200,734
Exxon Mobil Corp.	63,650	5,505,725
Forest Oil Corp.(1)	531	6,866
Goodrich Petroleum Corp.(1)	775	12,346
Gulfport Energy Corp.(1)	1,462	49,152
Hugoton Royalty Trust	625	9,231
Imperial Oil Ltd.	13,885	663,623
Kodiak Oil & Gas Corp.(1)	16,735	162,162
Lone Pine Resources, Inc.(1)	257	1,910
Marathon Oil Corp.	13,629	461,887

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Murphy Oil Corp.	8,897	$568,874
Noble Energy, Inc.	2,695	263,167
Occidental Petroleum Corp.	6,221	649,286
Overseas Shipholding Group, Inc.	150	1,328
Peabody Energy Corp.	7,100	247,648
Penn Virginia Corp.	309	1,511
Rosetta Resources, Inc.(1)	924	47,161
Royal Dutch Shell plc, Class A	18,533	676,424
SandRidge Energy, Inc.(1)	15,200	131,784
SM Energy Co.	2,000	157,440
Southwestern Energy Co.(1)	6,312	208,675
Statoil ASA	13,790	394,747
Stone Energy Corp.(1)	1,281	40,928
Suncor Energy, Inc.	3,096	111,270
Swift Energy Co.(1)	538	16,156
Tesoro Corp.(1)	7,833	207,809
Tesoro Logistics LP	208	7,592
Total SA ADR	11,550	647,608
Tullow Oil plc	6,190	145,253
Ultra Petroleum Corp.(1)	29,365	732,950
Vaalco Energy, Inc.(1)	1,930	15,228
Valero Energy Corp.	31,077	761,076
W&T Offshore, Inc.	12,070	304,768
Western Refining, Inc.	2,263	41,073

		22,269,871

PAPER AND FOREST PRODUCTS — 0.2%
Buckeye Technologies, Inc.	1,756	59,985
Clearwater Paper Corp.(1)	501	17,189
Domtar Corp.	3,579	343,119
International Paper Co.	17,451	613,402
KapStone Paper and Packaging Corp.(1)	3,268	65,687
Neenah Paper, Inc.	509	14,196

		1,113,578

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	6,508	380,978
Inter Parfums, Inc.	591	9,970
Nu Skin Enterprises, Inc., Class A	322	18,599
Prestige Brands Holdings, Inc.(1)	357	5,891

		415,438

PHARMACEUTICALS — 2.4%
Abbott Laboratories	31,197	1,766,062
Allergan, Inc.	2,079	186,257
Auxilium Pharmaceuticals, Inc.(1)	376	7,430
Bristol-Myers Squibb Co.	4,175	134,310
Elan Corp. plc ADR(1)	11,400	142,500
Eli Lilly & Co.	15,832	621,248
GlaxoSmithKline plc	17,631	389,042
Hospira, Inc.(1)	4,090	145,686

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Impax Laboratories, Inc.(1)	965	$22,533
Jazz Pharmaceuticals plc(1)	173	9,077
Johnson & Johnson	46,137	3,002,596
Medicis Pharmaceutical Corp., Class A	567	19,811
Merck & Co., Inc.	49,883	1,904,034
Nektar Therapeutics(1)	642	4,603
Novartis AG	6,460	351,955
Novo Nordisk A/S B Shares	2,560	358,971
Optimer Pharmaceuticals, Inc.(1)	359	4,592
Par Pharmaceutical Cos., Inc.(1)	807	29,948
Perrigo Co.	3,330	343,190
Pfizer, Inc.	159,587	3,367,286
Questcor Pharmaceuticals, Inc.(1)	5,623	218,735
Salix Pharmaceuticals Ltd.(1)	482	23,772
Sanofi	8,460	625,667
Shire plc	14,070	491,999
ViroPharma, Inc.(1)	507	16,254
VIVUS, Inc.(1)	765	17,212

		14,204,770

PROFESSIONAL SERVICES — 0.2%
Adecco SA(1)	4,370	219,007
Advisory Board Co. (The)(1)	226	18,292
Capita Group plc (The)	16,880	205,973
CDI Corp.	1,147	17,217
Experian plc	12,430	186,972
Heidrick & Struggles International, Inc.	578	11,745
Intertek Group plc	6,830	251,544
Kelly Services, Inc., Class A	787	11,805
Kforce, Inc.(1)	797	11,238
On Assignment, Inc.(1)	3,052	42,362
TrueBlue, Inc.(1)	899	14,887

		991,042

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Alexandria Real Estate Equities, Inc.	1,146	82,157
American Campus Communities, Inc.	2,052	84,440
American Tower Corp.	6,499	406,707
Apartment Investment & Management Co., Class A	9,300	231,012
Associated Estates Realty Corp.	463	6,908
AvalonBay Communities, Inc.	3,446	446,843
BioMed Realty Trust, Inc.	1,033	19,028
Boston Properties, Inc.	5,133	521,256
Brandywine Realty Trust	5,000	54,050
BRE Properties, Inc.	3,107	150,472
Camden Property Trust	2,042	126,604
Campus Crest Communities, Inc.	1,585	16,785
CBL & Associates Properties, Inc.	6,298	111,034
Cedar Realty Trust, Inc.	967	4,603
Chimera Investment Corp.	5,771	17,717
CommonWealth REIT	656	12,202

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

CreXus Investment Corp.	656	$7,314
CubeSmart	7,634	86,112
DCT Industrial Trust, Inc.	20,198	114,321
DDR Corp.	17,833	251,980
DiamondRock Hospitality Co.	876	8,725
Digital Realty Trust, Inc.	4,337	314,432
Douglas Emmett, Inc.	9,200	193,844
Duke Realty Corp.	19,418	269,522
Education Realty Trust, Inc.	10,072	103,540
Equity Lifestyle Properties, Inc.	117	7,782
Equity One, Inc.	4,200	79,884
Equity Residential	10,400	591,656
Essex Property Trust, Inc.	1,302	182,267
Extra Space Storage, Inc.	5,502	145,088
Federal Realty Investment Trust	1,486	141,690
First Industrial Realty Trust, Inc.(1)	7,339	86,747
First Potomac Realty Trust	637	8,427
General Growth Properties, Inc.	17,574	285,929
Glimcher Realty Trust	4,948	48,985
Government Properties Income Trust	6,786	158,317
Hatteras Financial Corp.	250	7,120
HCP, Inc.	10,718	423,361
Health Care REIT, Inc.	7,672	417,664
Healthcare Realty Trust, Inc.	585	12,092
Hersha Hospitality Trust	1,405	7,067
Highwoods Properties, Inc.	3,614	115,648
Host Hotels & Resorts, Inc.	37,899	598,046
Kilroy Realty Corp.	5,929	259,927
Kimco Realty Corp.	15,250	280,295
LaSalle Hotel Properties	7,695	205,303
Lexington Realty Trust	2,198	19,013
Macerich Co. (The)	6,464	348,991
Mack-Cali Realty Corp.	594	16,988
Medical Properties Trust, Inc.	497	4,831
MFA Financial, Inc.	1,941	14,169
National Retail Properties, Inc.	427	11,380
Piedmont Office Realty Trust, Inc., Class A	25,574	450,614
Post Properties, Inc.	2,842	124,110
ProLogis, Inc.	19,622	660,476
PS Business Parks, Inc.	283	17,665
Public Storage	4,400	589,908
RLJ Lodging Trust	1,040	18,221
Sabra Health Care REIT, Inc.	1,120	15,994
Simon Property Group, Inc.	14,240	1,929,235
SL Green Realty Corp.	5,298	402,913
Sovran Self Storage, Inc.	417	19,812
Strategic Hotels & Resorts, Inc.(1)	13,818	86,086
Sun Communities, Inc.	174	7,202
Sunstone Hotel Investors, Inc.(1)	10,651	95,646
Taubman Centers, Inc.	3,760	259,703
UDR, Inc.	5,456	136,509

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Urstadt Biddle Properties, Inc., Class A	563	$10,708
Ventas, Inc.	10,040	561,437
Vornado Realty Trust	4,509	368,521
Washington Real Estate Investment Trust	329	9,745
Weyerhaeuser Co.	11,198	233,926

		14,118,706

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
Brookfield Asset Management, Inc. Class A	3,500	109,410
CBRE Group, Inc.(1)	17,576	322,168
Daito Trust Construction Co. Ltd.	2,000	176,159
Forest City Enterprises, Inc. Class A(1)	7,100	103,802

		711,539

ROAD AND RAIL — 0.3%
Arkansas Best Corp.	382	6,800
Canadian National Railway Co.	3,220	248,110
Heartland Express, Inc.	14,453	209,135
Kansas City Southern(1)	6,400	445,312
Union Pacific Corp.	6,626	730,517
Werner Enterprises, Inc.	260	6,297

		1,646,171

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.4%
Applied Materials, Inc.	100,273	1,227,342
ARM Holdings plc	79,850	723,455
ASML Holding NV	9,460	434,823
Avago Technologies Ltd.	9,849	370,421
Broadcom Corp., Class A(1)	4,173	155,027
Cavium Networks, Inc.(1)	380	13,577
CEVA, Inc.(1)	1,215	29,950
Cirrus Logic, Inc.(1)	968	22,825
Cymer, Inc.(1)	216	9,932
Cypress Semiconductor Corp.(1)	7,183	123,907
Entegris, Inc.(1)	2,181	19,716
Formfactor, Inc.(1)	1,616	8,258
Infineon Technologies AG(1)	30,870	312,203
Intel Corp.	98,905	2,658,566
Intersil Corp., Class A	814	9,214
KLA-Tencor Corp.	10,129	490,244
Linear Technology Corp.	4,974	166,530
Marvell Technology Group Ltd.(1)	17,282	259,230
MKS Instruments, Inc.	173	5,181
Nanometrics, Inc.(1)	753	13,215
Photronics, Inc.(1)	3,548	24,871
Rudolph Technologies, Inc.(1)	1,186	11,706
Semtech Corp.(1)	1,193	34,251
Skyworks Solutions, Inc.(1)	1,531	41,291

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Spansion, Inc., Class A(1)	2,693	$34,470
Standard Microsystems Corp.(1)	714	18,271
Teradyne, Inc.(1)	25,894	425,180
Ultratech, Inc.(1)	1,198	32,598
Xilinx, Inc.	15,254	563,330

		8,239,584

SOFTWARE — 1.4%
ACI Worldwide, Inc.(1)	95	3,589
Activision Blizzard, Inc.	27,799	332,198
Actuate Corp.(1)	2,078	12,551
Adobe Systems, Inc.(1)	8,490	279,236
Allot Communications Ltd.(1)	1,770	31,595
Bottomline Technologies, Inc.(1)	370	10,397
BroadSoft, Inc.(1)	403	14,657
CA, Inc.	1,310	35,409
Cadence Design Systems, Inc.(1)	16,464	193,781
Cerner Corp.(1)	3,245	239,579
Check Point Software Technologies Ltd.(1)	13,514	785,974
Citrix Systems, Inc.(1)	5,300	396,122
Clicksoftware Technologies Ltd.	1,530	16,784
CommVault Systems, Inc.(1)	818	42,184
Compuware Corp.(1)	1,215	10,947
Fortinet, Inc.(1)	3,095	83,720
Glu Mobile, Inc.(1)	1,169	4,419
Intuit, Inc.	509	29,441
JDA Software Group, Inc.(1)	285	7,142
Kenexa Corp.(1)	1,966	54,635
Konami Corp.	8,800	241,840
Microsoft Corp.	77,741	2,467,500
Mitek Systems, Inc.(1)	1,888	19,635
NetScout Systems, Inc.(1)	826	17,536
NetSuite, Inc.(1)	5,600	267,120
Opnet Technologies, Inc.	511	14,589
Oracle Corp.	51,434	1,505,473
PROS Holdings, Inc.(1)	1,549	27,154
QLIK Technologies, Inc.(1)	1,685	51,005
Quest Software, Inc.(1)	4,764	95,375
Red Hat, Inc.(1)	2,348	116,132
SAP AG	7,240	488,562
Symantec Corp.(1)	21,508	383,703
Synopsys, Inc.(1)	225	6,856
TIBCO Software, Inc.(1)	1,001	28,999
Ultimate Software Group, Inc.(1)	240	16,757
Websense, Inc.(1)	1,424	25,646

		8,358,242

SPECIALTY RETAIL — 1.4%
America's Car-Mart, Inc.(1)	424	18,915
American Eagle Outfitters, Inc.	864	12,562
Best Buy Co., Inc.	15,568	384,530

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Body Central Corp.(1)	374	$10,412
Buckle, Inc. (The)	382	17,159
Cabela's, Inc.(1)	194	6,883
Collective Brands, Inc.(1)	533	9,605
Cost Plus, Inc.(1)	1,013	13,311
Destination Maternity Corp.	767	13,791
DSW, Inc., Class A	3,000	169,200
Fast Retailing Co. Ltd.	1,600	331,258
Finish Line, Inc. (The), Class A	832	19,128
Foot Locker, Inc.	10,224	298,234
GameStop Corp., Class A	4,178	95,175
Genesco, Inc.(1)	741	50,492
GNC Holdings, Inc. Class A(1)	5,184	167,806
Guess?, Inc.	270	9,355
Home Depot, Inc. (The)	21,463	1,020,995
Inditex SA	3,470	320,426
Kingfisher plc	24,630	111,360
Lithia Motors, Inc., Class A	4,599	108,582
Lowe's Cos., Inc.	49,091	1,393,203
Men's Wearhouse, Inc. (The)	335	12,974
Nitori Holdings Co. Ltd.	2,200	185,927
O'Reilly Automotive, Inc.(1)	6,364	550,486
Penske Automotive Group, Inc.	775	18,662
PetSmart, Inc.	13,671	762,021
RadioShack Corp.	2,104	14,917
Rent-A-Center, Inc.	280	9,918
Staples, Inc.	66,957	981,590
Tractor Supply Co.	5,789	494,786
Ulta Salon Cosmetics & Fragrance, Inc.(1)	4,700	391,228
Urban Outfitters, Inc.(1)	3,671	104,220
Williams-Sonoma, Inc.	395	15,247

		8,124,358

TEXTILES, APPAREL AND LUXURY GOODS — 0.4%
adidas AG	2,360	185,447
Burberry Group plc	22,345	501,947
Carter's, Inc.(1)	328	15,931
Coach, Inc.	3,326	248,918
Columbia Sportswear Co.	449	22,419
Culp, Inc.(1)	1,101	11,505
Deckers Outdoor Corp.(1)	500	37,380
Fossil, Inc.(1)	1,100	134,178
G-III Apparel Group Ltd.(1)	815	20,310
Hugo Boss AG Preference Shares	2,720	283,168
Iconix Brand Group, Inc.(1)	2,714	49,286
Lululemon Athletica, Inc.(1)	1,001	67,087
Michael Kors Holdings Ltd.(1)	4,749	205,394
Movado Group, Inc.	432	9,245
Oxford Industries, Inc.	558	28,123
Prada SpA(1)	47,900	270,496
VF Corp.	900	131,445

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Wolverine World Wide, Inc.	238	$9,077

		2,231,356

THRIFTS AND MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	1,485	34,200
Berkshire Hills Bancorp, Inc.	396	8,708
Brookline Bancorp., Inc.	1,107	10,162
Capitol Federal Financial, Inc.	31,805	371,800
Flushing Financial Corp.	545	7,058
Hudson City Bancorp., Inc.	55,370	379,285
Kaiser Federal Financial Group, Inc.	548	7,403
Oritani Financial Corp.	520	6,776
People's United Financial, Inc.	33,292	419,146
Provident Financial Services, Inc.	923	12,682
Rockville Financial, Inc.	739	8,535
Washington Federal, Inc.	733	11,875

		1,277,630

TOBACCO — 0.5%
Altria Group, Inc.	17,580	529,158
British American Tobacco plc	9,947	502,750
Japan Tobacco, Inc.	70	372,002
Philip Morris International, Inc.	18,704	1,562,158

		2,966,068

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	753	30,248
Beacon Roofing Supply, Inc.(1)	1,297	30,583
DXP Enterprises, Inc.(1)	523	19,351
Fastenal Co.	4,700	247,596
H&E Equipment Services, Inc.(1)	1,357	23,463
Kaman Corp.	424	14,624
Lawson Products, Inc.	756	12,330
Mitsubishi Corp.	15,300	374,736
Rush Enterprises, Inc., Class A(1)	921	21,938
SeaCube Container Leasing Ltd.	954	15,588
TAL International Group, Inc.	407	14,668
Titan Machinery, Inc.(1)	1,969	51,568
United Rentals, Inc.(1)	9,059	377,579
WESCO International, Inc.(1)	202	12,704
Wolseley plc	10,170	394,132

		1,641,108

TRANSPORTATION INFRASTRUCTURE†
Koninklijke Vopak NV	2,620	146,257

WATER UTILITIES†
Artesian Resources Corp., Class A	617	11,785

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp.(1)	6,779	351,220
Rogers Communications, Inc., Class B	10,218	391,701

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

SBA Communications Corp., Class A(1)	9,496	$445,647
SOFTBANK CORP.	5,800	172,737
Telephone & Data Systems, Inc.	5,321	134,462
Vodafone Group plc	134,990	363,689

		1,859,456

TOTAL COMMON STOCKS (Cost $210,345,343)		269,077,130

U.S. TREASURY SECURITIES — 17.6%

U.S. Treasury Bonds, 5.50%, 8/15/28	$1,100,000	1,520,922
U.S. Treasury Bonds, 5.375%, 2/15/31	400,000	556,812
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	4,289,962
U.S. Treasury Bonds, 4.375%, 5/15/41	400,000	502,688
U.S. Treasury Bonds, 3.75%, 8/15/41	200,000	226,406
U.S. Treasury Bonds, 3.125%, 11/15/41	250,000	251,484
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,598,080	11,681,300
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	720,429	990,928
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,288,138	1,777,931
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12	6,450,296	6,505,730
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13	5,018,096	5,188,240
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	3,071,953	3,274,991
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	8,581,464	9,931,036
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	3,713,868	4,244,257
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	4,706,016	5,170,735
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,246,338	1,298,041
U.S. Treasury Inflation Indexed Notes, 0.75%, 2/15/42	599,232	601,198
U.S. Treasury Notes, 1.375%, 1/15/13	1,250,000	1,263,037
U.S. Treasury Notes, 1.375%, 5/15/13	9,000,000	9,125,154
U.S. Treasury Notes, 0.375%, 6/30/13	1,300,000	1,302,387
U.S. Treasury Notes, 0.75%, 8/15/13	1,300,000	1,309,446
U.S. Treasury Notes, 0.75%, 9/15/13	6,100,000	6,145,512
U.S. Treasury Notes, 1.25%, 3/15/14	3,360,000	3,424,314
U.S. Treasury Notes, 0.50%, 8/15/14	2,000,000	2,006,562
U.S. Treasury Notes, 2.375%, 8/31/14	2,000,000	2,099,062
U.S. Treasury Notes, 2.625%, 12/31/14	3,000,000	3,185,391
U.S. Treasury Notes, 0.875%, 1/31/17	700,000	700,820
U.S. Treasury Notes, 0.875%, 2/28/17	2,000,000	2,000,626
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	326,297
U.S. Treasury Notes, 1.375%, 11/30/18	1,500,000	1,504,102
U.S. Treasury Notes, 2.625%, 8/15/20	6,230,000	6,688,491
U.S. Treasury Notes, 2.125%, 8/15/21	3,300,000	3,365,485
U.S. Treasury Notes, 2.00%, 2/15/22	1,800,000	1,803,375

TOTAL U.S. TREASURY SECURITIES (Cost $96,293,371)		104,262,722

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 9.2%

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 8.9%
FHLMC, 6.50%, 12/1/12	$615	$621
FHLMC, 7.00%, 6/1/14	16,238	17,202
FHLMC, 6.50%, 6/1/16	26,678	29,421
FHLMC, 4.50%, 1/1/19	773,542	830,754
FHLMC, 5.00%, 1/1/21	1,014,971	1,105,373
FHLMC, 5.00%, 4/1/21	280,558	303,005
FHLMC, 8.00%, 7/1/30	8,488	10,375
FHLMC, 6.50%, 5/1/31	26,285	29,884
FHLMC, 5.50%, 12/1/33	398,433	439,788
FHLMC, 5.50%, 1/1/38	1,563,396	1,700,996
FHLMC, 6.00%, 2/1/38	1,507,033	1,659,418
FHLMC, 6.00%, 11/1/38	1,606,046	1,768,443
FHLMC, 4.00%, 4/1/41	1,129,713	1,204,380
FHLMC, 6.50%, 7/1/47	48,006	53,402
FNMA, 6.50%, 5/1/12	99	100
FNMA, 6.00%, 4/1/14	9,644	10,395
FNMA, 7.50%, 6/1/15	1,199	1,215
FNMA, 4.50%, 5/1/19	371,990	399,848
FNMA, 4.50%, 5/1/19	467,182	502,169
FNMA, 5.00%, 9/1/20	796,625	862,755
FNMA, 7.00%, 6/1/26	904	1,046
FNMA, 7.50%, 3/1/27	14,450	17,207
FNMA, 6.50%, 6/1/29	13,878	15,904
FNMA, 7.00%, 7/1/29	11,254	13,132
FNMA, 7.00%, 3/1/30	22,599	26,370
FNMA, 7.50%, 8/1/30	8,129	8,580
FNMA, 7.50%, 9/1/30	10,338	12,462
FNMA, 6.50%, 9/1/31	86,076	98,639
FNMA, 7.00%, 9/1/31	20,306	23,720
FNMA, 6.50%, 1/1/32	29,620	33,796
FNMA, 7.00%, 6/1/32	237,387	277,332
FNMA, 5.50%, 6/1/33	476,439	523,568
FNMA, 5.50%, 8/1/33	1,354,767	1,481,202
FNMA, 5.50%, 9/1/33	417,324	462,140
FNMA, 5.00%, 11/1/33	1,881,140	2,034,319
FNMA, 5.50%, 1/1/34	1,342,877	1,470,301
FNMA, 4.50%, 9/1/35	1,387,047	1,480,951
FNMA, 5.00%, 2/1/36	2,070,153	2,238,399
FNMA, 5.50%, 4/1/36	395,652	432,329
FNMA, 5.00%, 10/1/36	233,643	252,595
FNMA, 5.50%, 12/1/36	1,100,479	1,200,775
FNMA, 5.50%, 1/1/37	2,745,443	2,999,948
FNMA, 5.50%, 2/1/37	697,641	761,222
FNMA, 6.50%, 8/1/37	594,229	663,600
FNMA, 4.00%, 1/1/41	1,604,864	1,715,879

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FNMA, 4.50%, 1/1/41	$1,897,663	$2,049,857
FNMA, 4.50%, 2/1/41	1,804,954	1,926,023
FNMA, 4.00%, 5/1/41	2,805,140	2,956,668
FNMA, 4.50%, 7/1/41	1,208,376	1,298,492
FNMA, 4.50%, 9/1/41	1,198,723	1,290,554
FNMA, 4.00%, 12/1/41	1,729,288	1,839,183
FNMA, 4.00%, 1/1/42	1,246,854	1,321,776
FNMA, 6.50%, 6/1/47	67,675	75,173
FNMA, 6.50%, 8/1/47	147,733	164,103
FNMA, 6.50%, 8/1/47	273,697	304,024
FNMA, 6.50%, 9/1/47	307,158	341,193
FNMA, 6.50%, 9/1/47	16,064	17,844
FNMA, 6.50%, 9/1/47	143,043	158,892
FNMA, 6.50%, 9/1/47	79,710	88,542
FNMA, 6.50%, 9/1/47	109,484	121,616
GNMA, 7.00%, 1/15/24	4,438	5,138
GNMA, 8.00%, 7/15/24	6,164	6,811
GNMA, 8.00%, 9/15/24	4,984	5,763
GNMA, 9.00%, 4/20/25	2,079	2,551
GNMA, 7.00%, 9/15/25	17,223	20,036
GNMA, 7.50%, 10/15/25	9,987	11,529
GNMA, 7.50%, 2/15/26	16,363	19,497
GNMA, 6.00%, 4/15/26	3,018	3,406
GNMA, 8.25%, 7/15/26	37,884	40,091
GNMA, 7.00%, 12/15/27	26,205	30,742
GNMA, 6.50%, 2/15/28	11,396	13,298
GNMA, 6.50%, 2/15/28	2,173	2,535
GNMA, 6.50%, 3/15/28	11,816	13,787
GNMA, 6.50%, 4/15/28	2,285	2,666
GNMA, 6.00%, 10/15/28	36,485	41,260
GNMA, 7.00%, 5/15/31	18,785	22,261
GNMA, 5.50%, 11/15/32	205,429	230,288
GNMA, 6.50%, 10/15/38	2,780,012	3,202,082
GNMA, 4.00%, 1/20/41	2,775,470	2,996,063
GNMA, 4.50%, 5/20/41	2,100,060	2,297,742
GNMA, 4.50%, 6/15/41	607,906	668,320

		52,764,766

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
FHLMC, VRN, 2.61%, 4/15/12	260,634	271,375
FHLMC, VRN, 4.03%, 4/15/12	609,558	640,450
FNMA, VRN, 3.35%, 3/25/12	344,384	361,427
FNMA, VRN, 3.38%, 3/25/12	291,150	304,898
FNMA, VRN, 3.96%, 3/25/12	185,476	195,800

		1,773,950

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $50,893,663)		54,538,716

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

CORPORATE BONDS — 8.7%

AEROSPACE AND DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19		$100,000	$108,103
Lockheed Martin Corp., 4.25%, 11/15/19		120,000	131,044
Lockheed Martin Corp., 4.85%, 9/15/41		30,000	32,219
Raytheon Co., 4.40%, 2/15/20		90,000	101,174
United Technologies Corp., 6.05%, 6/1/36		41,000	53,056
United Technologies Corp., 5.70%, 4/15/40		80,000	102,989

			528,585

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(3)		170,000	173,076
American Honda Finance Corp., 2.50%, 9/21/15(3)		210,000	217,274
Daimler Finance North America LLC, 2.625%, 9/15/16(3)		170,000	174,228
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)		60,000	60,586

			625,164

BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		470,000	619,590
Coca-Cola Co. (The), 1.80%, 9/1/16		140,000	144,113
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16		50,000	52,334
PepsiCo, Inc., 4.875%, 11/1/40		50,000	57,139
Pernod-Ricard SA, 2.95%, 1/15/17(3)		150,000	153,158
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)		300,000	306,262
SABMiller Holdings, Inc., 4.95%, 1/15/42(3)		50,000	53,760

			1,386,356

BIOTECHNOLOGY†
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	117,422

CAPITAL MARKETS — 0.1%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	95,000	129,003
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		$290,000	337,401
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17		70,000	72,152
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		130,000	129,880
Jefferies Group, Inc., 5.125%, 4/13/18		90,000	85,050

			753,486

CHEMICALS — 0.1%
Dow Chemical Co. (The), 5.90%, 2/15/15		180,000	203,323
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	103,147
Ecolab, Inc., 4.35%, 12/8/21		40,000	44,018

			350,488

COMMERCIAL BANKS — 0.9%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21	GBP	100,000	168,806
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	200,000	271,221
Bank of America N.A., 5.30%, 3/15/17		$730,000	742,959
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	145,075
BB&T Corp., 5.70%, 4/30/14		80,000	87,994
BB&T Corp., 3.20%, 3/15/16		160,000	169,648

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

Caja de Ahorros y Pensiones de Barcelona, 5.00%, 2/22/16	EUR	150,000	$208,820
Capital One Financial Corp., 4.75%, 7/15/21		$70,000	73,917
Fifth Third Bancorp, 6.25%, 5/1/13		130,000	137,314
HSBC Bank plc, 3.50%, 6/28/15(3)		120,000	124,516
Huntington Bancshares, Inc., 7.00%, 12/15/20		30,000	33,976
Intesa Sanpaolo SpA, 5.00%, 1/27/21	EUR	200,000	267,922
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		$250,000	275,473
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		230,000	238,229
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	265,000	397,822
National Australia Bank Ltd., 2.75%, 9/28/15(3)		$100,000	101,726
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		180,000	181,462
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		130,000	133,124
Royal Bank of Scotland plc (The), 5.625%, 8/24/20		70,000	72,960
SunTrust Bank, 7.25%, 3/15/18		130,000	150,194
SunTrust Banks, Inc., 3.60%, 4/15/16		40,000	41,507
Toronto-Dominion Bank (The), 2.375%, 10/19/16		170,000	175,485
U.S. Bancorp., 3.44%, 2/1/16		100,000	103,494
Wachovia Bank N.A., 4.80%, 11/1/14		444,000	478,067
Wachovia Bank N.A., 4.875%, 2/1/15		169,000	182,930
Wells Fargo & Co., 3.68%, 3/15/12		120,000	128,734
Wells Fargo Bank N.A., 5.75%, 5/16/16		250,000	282,205

			5,375,580

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18		50,000	54,164
Republic Services, Inc., 5.50%, 9/15/19		240,000	277,430
Republic Services, Inc., 6.20%, 3/1/40		80,000	100,478
Waste Management, Inc., 6.125%, 11/30/39		150,000	186,451

			618,523

COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	279,149

CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 6.00%, 9/13/17		250,000	293,643
American Express Credit Corp., 2.80%, 9/19/16		100,000	103,732
American Express Credit Corp., MTN, 2.75%, 9/15/15		200,000	208,257
Capital One Bank USA N.A., 8.80%, 7/15/19		75,000	91,764
Credit Suisse (New York), 6.00%, 2/15/18		90,000	94,921
Credit Suisse (New York), 5.30%, 8/13/19		280,000	298,832
PNC Bank N.A., 6.00%, 12/7/17		340,000	386,846
SLM Corp., 6.25%, 1/25/16		100,000	104,601

			1,582,596

DIVERSIFIED FINANCIAL SERVICES — 1.6%
Bank of America Corp., 6.50%, 8/1/16		230,000	248,882
Bank of America Corp., 5.75%, 12/1/17		210,000	220,134
Citigroup, Inc., 6.01%, 1/15/15		330,000	359,655
Citigroup, Inc., 4.75%, 5/19/15		70,000	74,236
Citigroup, Inc., 4.45%, 1/10/17		50,000	52,837
Citigroup, Inc., 6.125%, 5/15/18		570,000	637,594

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Citigroup, Inc., 4.50%, 1/14/22	$90,000	$92,614
Citigroup, Inc., 5.875%, 1/30/42	40,000	42,676
Deutsche Bank AG (London), 3.875%, 8/18/14	220,000	229,953
General Electric Capital Corp., 3.75%, 11/14/14	250,000	267,410
General Electric Capital Corp., 2.25%, 11/9/15	170,000	175,019
General Electric Capital Corp., 5.625%, 9/15/17	375,000	432,908
General Electric Capital Corp., 4.375%, 9/16/20	350,000	373,852
General Electric Capital Corp., 5.30%, 2/11/21	70,000	77,242
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	80,000	80,371
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19	780,000	888,975
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	80,000	82,724
Gulf Gate Apartments, VRN, 0.19%, 3/1/12(3)	3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21	90,000	98,653
HSBC Holdings plc, 6.80%, 6/1/38	70,000	79,990
JPMorgan Chase & Co., 3.45%, 3/1/16	10,000	10,398
JPMorgan Chase & Co., 6.00%, 1/15/18	840,000	974,632
Morgan Stanley, 6.625%, 4/1/18	450,000	477,788
Morgan Stanley, 5.625%, 9/23/19	200,000	200,224
UBS AG (Stamford Branch), 2.25%, 8/12/13	60,000	60,206
UBS AG (Stamford Branch), 5.875%, 12/20/17	320,000	355,490

		9,594,463

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 6.80%, 5/15/36	40,000	51,237
AT&T, Inc., 6.55%, 2/15/39	405,000	517,334
British Telecommunications plc, 5.95%, 1/15/18	230,000	269,079
CenturyLink, Inc., 6.15%, 9/15/19	120,000	126,216
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	150,000	182,338
France Telecom SA, 4.375%, 7/8/14	360,000	385,220
Telecom Italia Capital SA, 6.18%, 6/18/14	280,000	289,100
Telefonica Emisiones SAU, 5.88%, 7/15/19	340,000	354,834

		2,175,358

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	90,000	94,023
Transocean, Inc., 6.50%, 11/15/20	80,000	93,433
Weatherford International Ltd., 9.625%, 3/1/19	170,000	230,579

		418,035

FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19	330,000	414,138
Kroger Co. (The), 6.40%, 8/15/17	180,000	218,619
Safeway, Inc., 4.75%, 12/1/21	50,000	52,766
Wal-Mart Stores, Inc., 5.875%, 4/5/27	57,000	70,111
Wal-Mart Stores, Inc., 6.20%, 4/15/38	30,000	39,632
Wal-Mart Stores, Inc., 5.625%, 4/1/40	220,000	279,092
Wal-Mart Stores, Inc., 5.00%, 10/25/40	130,000	151,548

		1,225,906

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16	$290,000	$323,753
Kraft Foods, Inc., 6.125%, 2/1/18	100,000	120,046
Kraft Foods, Inc., 5.375%, 2/10/20	330,000	385,298
Mead Johnson Nutrition Co., 3.50%, 11/1/14	150,000	156,172

		985,269

GAS UTILITIES — 0.4%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	380,000	452,086
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	153,660
Enbridge Energy Partners LP, 5.50%, 9/15/40	80,000	89,861
Enterprise Products Operating LLC, 6.30%, 9/15/17	320,000	378,839
Enterprise Products Operating LLC, 5.95%, 2/1/41	100,000	117,871
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	290,000	346,728
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	160,000	182,046
Magellan Midstream Partners LP, 6.55%, 7/15/19	50,000	59,905
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15	60,000	63,770
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19	290,000	373,787
Williams Partners LP, 4.125%, 11/15/20	120,000	126,904

		2,345,457

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 1.875%, 6/15/13	170,000	172,261

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Aristotle Holding, Inc., 3.90%, 2/15/22(3)	120,000	122,923
Express Scripts, Inc., 7.25%, 6/15/19	340,000	423,098
Medco Health Solutions, Inc., 7.25%, 8/15/13	400,000	431,083
WellPoint, Inc., 5.80%, 8/15/40	60,000	73,891

		1,050,995

HOTELS, RESTAURANTS AND LEISURE†
McDonald's Corp., 5.35%, 3/1/18	80,000	97,083

INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17	320,000	378,205

INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	220,000	279,570
Allstate Corp. (The), 5.20%, 1/15/42	70,000	76,899
American International Group, Inc., 3.65%, 1/15/14	60,000	61,121
American International Group, Inc., 5.85%, 1/16/18	320,000	345,930
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	100,000	109,693
CNA Financial Corp., 5.875%, 8/15/20	60,000	65,275
CNA Financial Corp., 5.75%, 8/15/21	40,000	42,996
Genworth Financial, Inc., 7.20%, 2/15/21	50,000	50,582
Hartford Financial Services Group, Inc., 4.00%, 3/30/15	170,000	175,234
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	90,000	97,349
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)	76,000	75,961
Lincoln National Corp., 6.25%, 2/15/20	180,000	206,588
MetLife, Inc., 6.75%, 6/1/16	280,000	335,462
Prudential Financial, Inc., 7.375%, 6/15/19	90,000	111,537

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Prudential Financial, Inc., 5.375%, 6/21/20	$60,000	$67,777
Prudential Financial, Inc., 5.40%, 6/13/35	320,000	329,868
Prudential Financial, Inc., 5.625%, 5/12/41	60,000	64,560

		2,496,402

INTERNET SOFTWARE AND SERVICES†
Google, Inc., 2.125%, 5/19/16	100,000	104,634

IT SERVICES — 0.1%
International Business Machines Corp., 1.95%, 7/22/16	320,000	331,224

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29	250,000	307,503

MEDIA — 0.7%
CBS Corp., 4.30%, 2/15/21	140,000	149,022
Comcast Corp., 5.90%, 3/15/16	422,000	491,305
Comcast Corp., 6.50%, 11/15/35	70,000	87,073
Comcast Corp., 6.40%, 5/15/38	60,000	74,743
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	170,000	185,348
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	120,000	127,464
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	200,000	222,541
Discovery Communications LLC, 5.625%, 8/15/19	130,000	152,557
Embarq Corp., 7.08%, 6/1/16	120,000	133,799
NBCUniversal Media LLC, 5.15%, 4/30/20	80,000	92,630
NBCUniversal Media LLC, 4.375%, 4/1/21	300,000	329,145
News America, Inc., 4.50%, 2/15/21	100,000	107,972
News America, Inc., 6.90%, 8/15/39	170,000	211,404
Omnicom Group, Inc., 4.45%, 8/15/20	195,000	214,789
Qwest Corp., 7.50%, 10/1/14	130,000	145,020
Time Warner Cable, Inc., 6.75%, 7/1/18	360,000	443,095
Time Warner, Inc., 3.15%, 7/15/15	170,000	180,696
Time Warner, Inc., 7.70%, 5/1/32	220,000	300,047
Viacom, Inc., 4.375%, 9/15/14	120,000	129,846
Viacom, Inc., 4.50%, 3/1/21	160,000	176,058

		3,954,554

METALS AND MINING — 0.1%
ArcelorMittal, 5.25%, 8/5/20	100,000	98,686
Barrick North America Finance LLC, 4.40%, 5/30/21	110,000	121,256
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	206,808
Newmont Mining Corp., 6.25%, 10/1/39	150,000	185,451
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	70,000	73,271
Teck Resources Ltd., 3.15%, 1/15/17	90,000	93,384

		778,856

MULTI-UTILITIES — 0.4%
Carolina Power & Light Co., 5.15%, 4/1/15	141,000	157,780
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	127,000	141,772
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	235,576
Dominion Resources, Inc., 4.90%, 8/1/41	50,000	55,695
Duke Energy Corp., 6.30%, 2/1/14	100,000	110,227

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Duke Energy Corp., 3.95%, 9/15/14	$160,000	$171,852
Edison International, 3.75%, 9/15/17	110,000	117,075
FirstEnergy Solutions Corp., 6.05%, 8/15/21	370,000	422,406
Florida Power Corp., 6.35%, 9/15/37	270,000	364,537
Nisource Finance Corp., 4.45%, 12/1/21	50,000	53,034
Pacific Gas & Electric Co., 5.80%, 3/1/37	55,000	67,850
PG&E Corp., 5.75%, 4/1/14	50,000	54,668
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	45,388
Sempra Energy, 8.90%, 11/15/13	200,000	223,491
Sempra Energy, 6.50%, 6/1/16	150,000	178,326
Southern California Edison Co., 5.625%, 2/1/36	100,000	125,395
Southern Power Co., 5.15%, 9/15/41	40,000	43,397

		2,568,469

MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 5.35%, 3/15/12	209,000	209,200

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	100,000	105,044

OIL, GAS AND CONSUMABLE FUELS — 0.9%
Anadarko Petroleum Corp., 6.45%, 9/15/36	150,000	183,958
BP Capital Markets plc, 3.20%, 3/11/16	100,000	106,978
BP Capital Markets plc, 2.25%, 11/1/16	150,000	155,252
BP Capital Markets plc, 4.50%, 10/1/20	90,000	101,689
ConocoPhillips, 5.75%, 2/1/19	230,000	283,432
ConocoPhillips Holding Co., 6.95%, 4/15/29	60,000	82,049
Devon Energy Corp., 5.60%, 7/15/41	150,000	179,251
EOG Resources, Inc., 5.625%, 6/1/19	210,000	251,570
Hess Corp., 6.00%, 1/15/40	140,000	170,095
Marathon Petroleum Corp., 3.50%, 3/1/16	40,000	41,514
Marathon Petroleum Corp., 5.125%, 3/1/21	120,000	130,524
Nexen, Inc., 5.875%, 3/10/35	90,000	97,336
Noble Energy, Inc., 4.15%, 12/15/21	110,000	115,421
Shell International Finance BV, VRN, 0.92%, 3/22/12	2,600,000	2,605,556
Suncor Energy, Inc., 6.10%, 6/1/18	147,000	179,602
Suncor Energy, Inc., 6.85%, 6/1/39	60,000	81,535
Talisman Energy, Inc., 7.75%, 6/1/19	360,000	451,664

		5,217,426

PAPER AND FOREST PRODUCTS†
International Paper Co., 4.75%, 2/15/22	110,000	120,032

PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40	65,000	78,963
AstraZeneca plc, 5.40%, 9/15/12	325,000	333,707
AstraZeneca plc, 5.90%, 9/15/17	300,000	366,084
Roche Holdings, Inc., 6.00%, 3/1/19(3)	70,000	86,095
Roche Holdings, Inc., 7.00%, 3/1/39(3)	120,000	171,447
Sanofi, 4.00%, 3/29/21	78,000	86,729
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	250,000	267,086

		1,390,111

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
HCP, Inc., 3.75%, 2/1/16		$60,000	$62,326
HCP, Inc., 5.375%, 2/1/21		65,000	71,354
Kimco Realty Corp., 6.875%, 10/1/19		80,000	94,289
Simon Property Group LP, 5.10%, 6/15/15		170,000	188,617
UDR, Inc., 4.25%, 6/1/18		90,000	93,305
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15		140,000	143,977
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		40,000	41,278
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22		100,000	99,544
WEA Finance LLC, 4.625%, 5/10/21(3)		180,000	190,180

			984,870

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19		160,000	180,150

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		142,000	149,914
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41		50,000	55,033
CSX Corp., 4.25%, 6/1/21		80,000	87,702
CSX Corp., 4.75%, 5/30/42		90,000	94,114
Union Pacific Corp., 4.75%, 9/15/41		120,000	131,223

			517,986

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17		302,000	343,555
Oracle Corp., 5.375%, 7/15/40		360,000	438,594

			782,149

SPECIALTY RETAIL†
Home Depot, Inc. (The), 5.95%, 4/1/41		80,000	103,374

THRIFTS AND MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	285,122
Cie de Financement Foncier, MTN, 4.50%, 5/16/18		165,000	238,335

			523,457

TOBACCO — 0.1%
Altria Group, Inc., 10.20%, 2/6/39		$80,000	127,660
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	166,196

			293,856

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		140,000	206,859
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18		300,000	417,104
Vodafone Group plc, 5.625%, 2/27/17		70,000	83,071

			707,034

TOTAL CORPORATE BONDS (Cost $47,720,198)			51,736,712

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

SOVEREIGN GOVERNMENTS AND AGENCIES — 6.0%

AUSTRALIA — 0.2%
Government of Australia, 6.50%, 5/15/13	AUD	445,000	$492,450
Government of Australia, 5.75%, 7/15/22		220,000	269,223
New South Wales Treasury Corp., 5.50%, 3/1/17		285,000	321,401

			1,083,074

AUSTRIA — 0.4%
Republic of Austria, 3.40%, 10/20/14	EUR	450,000	637,512
Republic of Austria, 4.30%, 9/15/17(3)		190,000	282,875
Republic of Austria, 4.35%, 3/15/19(3)		655,000	975,149
Republic of Austria, 4.15%, 3/15/37(3)		147,000	218,310

			2,113,846

BELGIUM — 0.3%
Kingdom of Belgium, 4.00%, 3/28/14		725,000	1,016,106
Kingdom of Belgium, 4.00%, 3/28/18		40,000	56,867
Kingdom of Belgium, 3.75%, 9/28/20		260,000	358,545
Kingdom of Belgium, 5.00%, 3/28/35		215,000	323,586

			1,755,104

CANADA — 0.5%
Government of Canada, 3.75%, 6/1/12	CAD	640,000	651,293
Government of Canada, 5.00%, 6/1/14		490,000	537,581
Government of Canada, 3.75%, 6/1/19		280,000	322,088
Government of Canada, 3.25%, 6/1/21		310,000	346,751
Government of Canada, 5.75%, 6/1/33		345,000	528,283
Hydro-Quebec, 8.40%, 1/15/22		$77,000	110,579
Province of Ontario Canada, 5.45%, 4/27/16		130,000	151,600
Province of Ontario Canada, 1.60%, 9/21/16		90,000	91,040

			2,739,215

DENMARK — 0.3%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	2,220,000	462,949
Kingdom of Denmark, 4.00%, 11/15/19		290,000	61,680
Kingdom of Denmark, 7.00%, 11/10/24		1,650,000	455,736
Kingdom of Denmark, 4.50%, 11/15/39		2,035,000	521,455

			1,501,820

FINLAND — 0.4%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	496,818
Government of Finland, 3.125%, 9/15/14		460,000	653,574
Government of Finland, 3.875%, 9/15/17		245,000	367,214
Government of Finland, 4.375%, 7/4/19		104,000	161,223
Government of Finland, 3.375%, 4/15/20		260,000	378,886
Government of Finland, 4.00%, 7/4/25		146,000	223,208

			2,280,923

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

FRANCE — 0.2%
French Treasury Note, 2.25%, 2/25/16	EUR	405,000	$557,272
Government of France, 4.00%, 4/25/14		210,000	299,169
Government of France, 5.50%, 4/25/29		145,000	240,885
Government of France, 4.75%, 4/25/35		145,000	226,844

			1,324,170

GERMANY — 0.2%
German Federal Republic, 2.00%, 2/26/16		155,000	218,263
German Federal Republic, 4.00%, 1/4/18		80,000	124,602
German Federal Republic, 4.75%, 7/4/34		230,000	421,879
German Federal Republic, 4.25%, 7/4/39		400,000	720,950

			1,485,694

JAPAN — 1.4%
Government of Japan, 1.20%, 3/20/12	JPY	3,900,000	47,997
Government of Japan, 1.20%, 6/20/15		135,800,000	1,726,498
Government of Japan, 1.50%, 9/20/18		224,000,000	2,931,176
Government of Japan, 1.00%, 12/20/21		63,000,000	778,090
Government of Japan, 2.10%, 12/20/26		183,200,000	2,443,057
Government of Japan, 2.40%, 3/20/37		18,700,000	254,568
Japan Finance Organization for Municipalities, 1.90%, 6/22/18		30,000,000	401,375

			8,582,761

MULTI-NATIONAL — 0.2%
European Investment Bank, 2.50%, 7/15/15	EUR	360,000	497,497
European Investment Bank, MTN, 3.625%, 1/15/21		300,000	425,475
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19		280,000	423,676

			1,346,648

NETHERLANDS — 0.3%
Kingdom of Netherlands, 4.00%, 7/15/16		440,000	658,860
Kingdom of Netherlands, 3.50%, 7/15/20		345,000	511,995
Kingdom of Netherlands, 4.00%, 1/15/37		220,000	367,232

			1,538,087

NORWAY†
Government of Norway, 4.25%, 5/19/17	NOK	930,000	185,454

SWEDEN — 0.1%
Government of Sweden, 6.75%, 5/5/14	SEK	2,400,000	406,873
Government of Sweden, 4.25%, 3/12/19		1,505,000	266,772

			673,645

SWITZERLAND — 0.1%
Switzerland Government Bond, 3.75%, 6/10/15	CHF	305,000	377,834
Switzerland Government Bond, 2.00%, 4/28/21		150,000	186,415
Switzerland Government Bond, 2.50%, 3/8/36		35,000	50,459

			614,708

UNITED KINGDOM — 1.4%
Government of United Kingdom, 5.00%, 3/7/12	GBP	15,000	23,879

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

Government of United Kingdom, 5.00%, 9/7/14	GBP	635,000	$1,125,859
Government of United Kingdom, 4.00%, 9/7/16		560,000	1,015,442
Government of United Kingdom, 4.50%, 3/7/19		535,000	1,023,673
Government of United Kingdom, 8.00%, 6/7/21		69,000	166,283
Government of United Kingdom, 3.75%, 9/7/21		885,000	1,613,838
Government of United Kingdom, 4.25%, 6/7/32		180,000	339,458
Government of United Kingdom, 4.25%, 3/7/36		875,000	1,651,286
Government of United Kingdom, 4.50%, 12/7/42		825,000	1,638,820

			8,598,538

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $33,792,063)			35,823,687

COMMERCIAL PAPER — 4.5%

Austin, TX, 0.16%, 3/20/12		$2,600,000	2,599,714
BP Captial Markets plc, 0.34%, 6/29/12(3)		2,100,000	2,097,690
Catholic Health Initiatives, 0.30%, 6/1/12		2,150,000	2,150,000
Charta LLC, 0.17%, 3/23/12(3)		2,100,000	2,099,706
Chicago, IL, 0.23%, 3/7/12		1,700,000	1,699,898
CRC Funding LLC, 0.18%, 3/23/12(3)		2,100,000	2,099,706
Crown Point Capital Co. LLC, 0.30%, 3/5/12(3)		2,100,000	2,099,950
General Electric Captial Corp., 0.25%, 4/11/12		2,000,000	1,999,729
Govco LLC, 0.20%, 3/27/12(3)		2,100,000	2,099,732
Legacy Capital Co., 0.30%, 3/9/12(3)		2,100,000	2,099,911
Lexington Parker Capital, 0.30%, 3/9/12(3)		2,100,000	2,099,885
Salvation Army (The), 0.01%, 4/4/12		1,150,000	1,150,115
Toyota Motor Credit Corp., 0.28%, 6/15/12		2,100,000	2,098,390

TOTAL COMMERCIAL PAPER (Cost $26,394,002)			26,394,426

U.S. GOVERNMENT AGENCY SECURITIES — 2.5%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 1.3%
FHLMC, 2.375%, 1/13/22		730,000	739,891
FNMA, 5.375%, 6/12/17		5,500,000	6,701,013

			7,440,904

GOVERNMENT-BACKED CORPORATE BONDS(4) — 1.2%
Bank of America Corp., VRN, 0.85%, 4/30/12		2,400,000	2,402,902
Citigroup Funding, Inc., VRN, 0.88%, 4/30/12		2,500,000	2,503,060
Morgan Stanley, VRN, 0.82%, 3/20/12		2,500,000	2,505,987

			7,411,949

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,979,906)			14,852,853

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.5%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	$350,000	$369,870
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/10/12	250,000	279,802
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/10/12	250,000	266,986
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	200,000	203,125
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 3/10/12	196,413	203,116
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 3/15/12	475,000	511,796
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 3/10/12	150,000	150,579
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 3/10/12	300,000	326,016
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 3/10/12	452,000	489,037
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	400,000	429,815
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,025,000	1,118,219
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	400,000	421,829
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	600,000	631,649
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 3/15/12	250,000	269,888
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	571,820	593,985
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4 SEQ, VRN, 5.20%, 3/15/12	200,000	222,757
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 3/15/12	150,000	161,210
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	122,853	124,452
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	475,000	513,332
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	153,189	155,259
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	650,000	701,815
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 3/15/12	731,118	742,699

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,662,441)		8,887,236

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

MUNICIPAL SECURITIES — 1.3%

Alameda County Industrial Development Authority (Pacific Paper Tube), VRDN, 0.21%, 4/2/12 (LOC: Wells Fargo Bank N.A.)	$1,975,000	$1,975,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	65,000	84,737
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	130,000	177,241
California GO, (Building Bonds), 7.30%, 10/1/39	80,000	103,193
California GO, (Building Bonds), 7.60%, 11/1/40	25,000	33,334
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	350,000	337,519
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	55,000	61,651
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	190,000	248,617
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	80,000	95,922
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	72,159
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	145,986
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	105,566
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	80,000	102,484
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	70,000	74,769
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	121,641
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.23%, 3/15/12 (LOC: FNMA)	895,000	895,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	87,106
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	53,675
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	175,000	210,248
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	219,125
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	109,277
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	150,000	180,526
San Jose Redevelopment Agency Rev., Series 2003 B, (Sub-Merged Area Redevelopment Project), VRDN, 0.11%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)	1,900,000	1,900,000
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	126,789
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	156,669
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	170,000	203,378

TOTAL MUNICIPAL SECURITIES (Cost $7,364,100)		7,881,612

EXCHANGE-TRADED FUNDS — 0.3%

iShares Russell 1000 Growth Index Fund	502	32,213
iShares Russell 2000 Index Fund	1,242	100,590

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

iShares Russell Midcap Value Index Fund	30,980	$1,464,425
iShares S&P SmallCap 600 Index Fund	761	56,603

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,504,258)		1,653,831

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 0.3%

FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	$1,283,064	1,400,571
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.64%, 3/25/12	67,951	68,008

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,311,226)		1,468,579

CONVERTIBLE PREFERRED STOCKS†

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	1,087	57,951

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	101	10,226

MEDIA†
LodgeNet Interactive Corp., 10.00%(3)	7	8,356

REAL ESTATE INVESTMENT TRUSTS (REITs)†
Lexington Realty Trust, Series C, 6.50%	121	5,227

TOBACCO†
Universal Corp., 6.75%	13	13,930

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $101,151)		95,690

PREFERRED STOCKS†

REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	311	8,055
Inland Real Estate Corp., Series A, 8.125%	242	6,156
National Retail Properties, Inc., Series C, 7.375%	645	16,151

TOTAL PREFERRED STOCKS (Cost $29,525)		30,362

TEMPORARY CASH INVESTMENTS — 2.0%

SSgA U.S. Government Money Market Fund (Cost $11,853,025)	11,853,025	11,853,025

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 99.2% (Cost $510,244,272)	588,556,581

OTHER ASSETS AND LIABILITIES — 0.8%	4,915,356

TOTAL NET ASSETS — 100.0%	$593,471,937

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
78,000	AUD for EUR	Westpac Group	4/27/12	$83,120	$475
1,007,000	CZK for EUR	Deutsche Bank	4/27/12	53,868	1,501
327,000	DKK for EUR	UBS AG	4/27/12	58,619	866
95,318	EUR for GBP	UBS AG	4/27/12	127,022	1,665
885,800	EUR for GBP	UBS AG	4/27/12	1,180,432	16,049
11,170,752	JPY for AUD	Barclays Bank plc	4/27/12	137,485	(8,186)
6,013,000	JPY for EUR	Barclays Bank plc	4/27/12	74,006	(4,755)
159,000	NOK for EUR	Deutsche Bank	4/27/12	28,379	1,069
30,000	NZD for EUR	Westpac Group	4/27/12	24,935	369
289,000	SEK for EUR	Deutsche Bank	4/27/12	43,580	766
31,000	SGD for EUR	HSBC Holdings plc	4/27/12	24,788	134
186,801	AUD for USD	UBS AG	4/27/12	199,062	5,576
3,000	AUD for USD	Westpac Group	4/27/12	3,197	13
6,000	CAD for USD	Westpac Group	4/27/12	6,056	54
4,000	CAD for USD	UBS AG	4/27/12	4,038	25
307,835	CAD for USD	Barclays Bank plc	4/27/12	310,728	7,385
2,000	CHF for USD	UBS AG	4/27/12	2,212	23
87,000	CHF for USD	HSBC Holdings plc	4/27/12	96,225	696
3,782,000	CZK for USD	Deutsche Bank	4/27/12	202,314	8,563
47,000	EUR for USD	HSBC Holdings plc	4/27/12	62,633	317
42,000	GBP for USD	HSBC Holdings plc	4/27/12	66,791	471
484,764	GBP for USD	HSBC Holdings plc	4/27/12	770,904	16,175
125,000	HKD for USD	Westpac Group	4/27/12	16,118	7
4,000	HKD for USD	Westpac Group	4/27/12	516	—
3,210,000	JPY for USD	UBS AG	4/27/12	39,507	(771)
54,751,916	JPY for USD	Westpac Group	4/27/12	673,864	(31,002)
1,421,514,997	KRW for USD	HSBC Holdings plc	4/27/12	1,265,830	11,515
126,670,999	KRW for USD	HSBC Holdings plc	4/27/12	112,798	878
4,102,996	KRW for USD	HSBC Holdings plc	4/27/12	3,654	11
30,000	NOK for USD	UBS AG	4/27/12	5,355	202
1,931,411	NOK for USD	Deutsche Bank	4/27/12	344,730	17,942
354,500	NZD for USD	Westpac Group	4/27/12	294,644	10,300
7,000	SEK for USD	UBS AG	4/27/12	1,056	20
437,000	SGD for USD	HSBC Holdings plc	4/27/12	349,433	5,609
1,142,000	TWD for USD	HSBC Holdings plc	4/27/12	38,870	484
206,000	TWD for USD	HSBC Holdings plc	4/27/12	7,012	33
				$6,713,781	$64,479
(Value on Settlement Date $6,649,302)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
62,729	EUR for AUD	Westpac Group	4/27/12	$83,593	$(949)
39,774	EUR for CZK	Deutsche Bank	4/27/12	53,004	(636)

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

				Shares/ Principal Amount	Value
44,009	EUR for DKK	UBS AG	4/27/12	$58,648	$(894)
79,350	GBP for EUR	UBS AG	4/27/12	126,188	(831)
736,879	GBP for EUR	UBS AG	4/27/12	1,171,834	(7,451)
137,550	AUD for JPY	Barclays Bank plc	4/27/12	146,579	(908)
60,289	EUR for JPY	Barclays Bank plc	4/27/12	80,342	(1,582)
20,659	EUR for NOK	Deutsche Bank	4/27/12	27,531	(220)
18,829	EUR for NZD	Westpac Group	4/27/12	25,091	(526)
32,290	EUR for SEK	Deutsche Bank	4/27/12	43,031	(216)
18,857	EUR for SGD	HSBC Holdings plc	4/27/12	25,130	(476)
1,000	AUD for USD	UBS AG	4/27/12	1,066	(4)
884,365	CAD for USD	UBS AG	3/30/12	893,238	(8,254)
342,015	CAD for USD	UBS AG	4/27/12	345,229	(4,410)
308,719	CHF for USD	UBS AG	4/27/12	341,452	(9,028)
433,648	EUR for USD	UBS AG	3/30/12	577,812	6,139
359,146	EUR for USD	UBS AG	3/30/12	478,543	5,084
50,000	EUR for USD	Barclays Bank plc	4/27/12	66,631	(1,160)
41,000	EUR for USD	Barclays Bank plc	4/27/12	54,637	(568)
363,422	GBP for USD	Credit Suisse AG	3/30/12	578,054	(1,557)
762,000	JPY for USD	Westpac Group	4/27/12	9,378	569
567,000	NOK for USD	HSBC Holdings plc	4/27/12	101,201	(1,731)
2,000	NZD for USD	UBS AG	4/27/12	1,662	3
365,503	SEK for USD	Deutsche Bank	4/27/12	55,116	(1,438)
35,000	SEK for USD	UBS AG	4/27/12	5,278	(26)
				$5,350,268	$(31,070)
(Value on Settlement Date $5,319,198)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $21,192,462, which represented 3.6% of total net assets. The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(4)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$220,479,776	—	—
Foreign Common Stocks	9,974,284	$38,623,070	—
U.S. Treasury Securities	—	104,262,722	—
U.S. Government Agency Mortgage-Backed Securities	—	54,538,716	—
Corporate Bonds	—	51,736,712	—
Sovereign Governments and Agencies	—	35,823,687	—
Commercial Paper	—	26,394,426	—
U.S. Government Agency Securities	—	14,852,853	—
Commercial Mortgage-Backed Securities	—	8,887,236	—
Municipal Securities	—	7,881,612	—
Exchange-Traded Funds	1,653,831	—	—
Collateralized Mortgage Obligations	—	1,468,579	—
Convertible Preferred Stocks	—	95,690	—
Preferred Stocks	—	30,362	—
Temporary Cash Investments	11,853,025	—	—
Total Value of Investment Securities	$243,960,916	$344,595,665	—
Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$33,409	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$522,795,839
Gross tax appreciation of investments	$68,399,239
Gross tax depreciation of investments	(2,638,497)
Net tax appreciation (depreciation) of investments	$65,760,742

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

February 29, 2012

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

COMMON STOCKS — 64.9%

AEROSPACE AND DEFENSE — 1.6%
AAR Corp.	1,789	$39,447
Alliant Techsystems, Inc.	1,467	88,020
American Science & Engineering, Inc.	2,055	149,399
Astronics Corp.(1)	985	32,929
BE Aerospace, Inc.(1)	41,800	1,916,112
Ceradyne, Inc.(1)	646	19,968
Curtiss-Wright Corp.	2,595	96,404
European Aeronautic Defence and Space Co. NV	40,000	1,453,006
Exelis, Inc.	67,395	708,321
General Dynamics Corp.	6,507	476,508
Hexcel Corp.(1)	16,326	412,558
Honeywell International, Inc.	44,067	2,625,071
Huntington Ingalls Industries, Inc.(1)	6,417	230,242
L-3 Communications Holdings, Inc.	6,806	478,121
Lockheed Martin Corp.	720	63,655
Moog, Inc., Class A(1)	943	41,407
National Presto Industries, Inc.	415	35,935
Northrop Grumman Corp.	51,189	3,061,614
Orbital Sciences Corp.(1)	1,783	25,051
Precision Castparts Corp.	4,775	799,478
Raytheon Co.	23,600	1,192,272
Safran SA	23,040	772,162
Spirit Aerosystems Holdings, Inc. Class A(1)	32,200	771,512
Teledyne Technologies, Inc.(1)	583	34,747
Textron, Inc.	18,507	509,128
TransDigm Group, Inc.(1)	17,500	2,078,825
Triumph Group, Inc.	5,237	334,121
United Technologies Corp.	70,748	5,933,635
Zodiac Aerospace	16,150	1,556,298

		25,935,946

AIR FREIGHT AND LOGISTICS — 0.3%
Forward Air Corp.	936	31,515
Hyundai Glovis Co. Ltd.	3,989	661,431
United Parcel Service, Inc., Class B	65,148	5,009,230
UTi Worldwide, Inc.	2,459	39,688

		5,741,864

AIRLINES — 0.1%
Alaska Air Group, Inc.(1)	895	61,370
Allegiant Travel Co.(1)	965	48,231
JetBlue Airways Corp.(1)	5,054	25,775
Southwest Airlines Co.	182,816	1,641,688

		1,777,064

AUTO COMPONENTS — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	21,317	242,801
Autoliv, Inc.	13,794	918,680

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

BorgWarner, Inc.(1)	35,968	$2,979,589
Cooper Tire & Rubber Co.	2,505	41,583
Dana Holding Corp.(1)	6,385	102,160
Lear Corp.	1,219	55,111
Mando Corp.	2,310	346,895
Pirelli & C SpA	138,860	1,446,724
Tenneco, Inc.(1)	1,561	60,099

		6,193,642

AUTOMOBILES — 0.9%
Bayerische Motoren Werke AG	15,690	1,451,349
Brilliance China Automotive Holdings Ltd.(1)	342,000	398,167
Daihatsu Motor Co. Ltd.	44,000	843,302
Ford Motor Co.	285,680	3,536,718
Harley-Davidson, Inc.	21,636	1,007,805
Hyundai Motor Co.	12,210	2,357,469
Kia Motors Corp.	11,744	742,185
PT Astra International Tbk	68,500	538,052
Tata Motors Ltd.	168,103	929,351
Tofas Turk Otomobil Fabrikasi	121,273	515,790
Toyota Motor Corp.	47,000	1,939,784

		14,259,972

BEVERAGES — 1.3%
Anheuser-Busch InBev NV	24,065	1,616,555
Boston Beer Co., Inc., Class A(1)	1,790	169,191
Cia de Bebidas das Americas Preference Shares ADR	26,902	1,076,349
Coca-Cola Co. (The)	67,690	4,728,823
Coca-Cola Enterprises, Inc.	58,041	1,677,385
Constellation Brands, Inc., Class A(1)	83,605	1,825,933
Dr Pepper Snapple Group, Inc.	60,930	2,318,387
Fomento Economico Mexicano SAB de CV ADR	9,296	684,186
Monster Beverage Corp.(1)	13,582	776,755
PepsiCo, Inc.	64,275	4,045,468
Pernod-Ricard SA	16,809	1,739,166
Primo Water Corp.(1)	11,724	31,186

		20,689,384

BIOTECHNOLOGY — 0.9%
Achillion Pharmaceuticals, Inc.(1)	1,436	15,078
Acorda Therapeutics, Inc.(1)	1,177	30,790
Alexion Pharmaceuticals, Inc.(1)	31,526	2,639,672
Alkermes plc(1)	2,990	52,654
Amgen, Inc.	73,152	4,970,678
ARIAD Pharmaceuticals, Inc.(1)	4,630	66,394
Biogen Idec, Inc.(1)	9,412	1,096,216
Cepheid, Inc.(1)	17,808	719,265
Cubist Pharmaceuticals, Inc.(1)	1,864	79,891
Exelixis, Inc.(1)	3,981	22,612
Gilead Sciences, Inc.(1)	26,478	1,204,749
Grifols SA(1)	70,840	1,472,330

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Halozyme Therapeutics, Inc.(1)	2,565	$29,523
ImmunoGen, Inc.(1)	1,646	22,665
Incyte Corp. Ltd.(1)	2,654	45,012
InterMune, Inc.(1)	764	10,253
Ironwood Pharmaceuticals, Inc.(1)	1,602	21,451
Isis Pharmaceuticals, Inc.(1)	3,046	27,749
Medivation, Inc.(1)	4,567	299,184
Momenta Pharmaceuticals, Inc.(1)	1,433	21,008
NPS Pharmaceuticals, Inc.(1)	2,717	18,530
Onyx Pharmaceuticals, Inc.(1)	1,992	76,334
PDL BioPharma, Inc.	3,659	23,344
Seattle Genetics, Inc.(1)	2,993	55,251
Theravance, Inc.(1)	1,783	33,342
United Therapeutics Corp.(1)	25,127	1,199,312

		14,253,287

BUILDING PRODUCTS†
Apogee Enterprises, Inc.	5,880	78,027
Nortek, Inc.(1)	200	7,090
Simpson Manufacturing Co., Inc.	641	19,115

		104,232

CAPITAL MARKETS — 1.0%
Affiliated Managers Group, Inc.(1)	9,600	1,021,344
Ameriprise Financial, Inc.	28,150	1,569,644
Apollo Investment Corp.	7,593	53,303
Ares Capital Corp.	2,190	36,507
Artio Global Investors, Inc.	2,556	12,243
Bank of New York Mellon Corp. (The)	59,470	1,314,882
BlackRock Kelso Capital Corp.	2,189	21,343
BlackRock, Inc.	11,433	2,275,167
Charles Schwab Corp. (The)	123,244	1,710,627
Fifth Street Finance Corp.	2,657	26,304
Franklin Resources, Inc.	2,170	255,821
Goldman Sachs Group, Inc. (The)	14,680	1,690,255
Hercules Technology Growth Capital, Inc.	5,084	52,467
HFF, Inc., Class A(1)	4,595	66,214
Janus Capital Group, Inc.	96,859	854,297
KKR & Co. LP	69,900	1,000,968
Knight Capital Group, Inc., Class A(1)	2,008	26,606
MCG Capital Corp.	2,891	13,877
Morgan Stanley	17,720	328,529
Northern Trust Corp.	53,037	2,355,373
PennantPark Investment Corp.	6,931	76,518
Prospect Capital Corp.	2,473	26,733
State Street Corp.	9,006	380,323
Triangle Capital Corp.	3,450	67,275
UBS AG(1)	75,920	1,061,554
Waddell & Reed Financial, Inc.	2,801	88,400

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

WisdomTree Investments, Inc.(1)	3,209	$22,720

		16,409,294

CHEMICALS — 1.7%
A. Schulman, Inc.	351	9,070
Airgas, Inc.	21,000	1,728,930
Albemarle Corp.	18,500	1,230,620
BASF SE	19,620	1,722,607
Celanese Corp.	11,500	547,055
CF Industries Holdings, Inc.	12,951	2,408,886
China BlueChemical Ltd. H Shares	730,000	574,121
Christian Hansen Holding A/S	36,213	895,526
E.I. du Pont de Nemours & Co.	37,156	1,889,383
Ferro Corp.(1)	3,895	21,617
Flotek Industries, Inc.(1)	6,973	78,028
FMC Corp.	11,400	1,128,258
Georgia Gulf Corp.(1)	1,137	36,680
H.B. Fuller Co.	4,099	123,503
Hawkins, Inc.	1,033	40,029
Innophos Holdings, Inc.	1,100	55,418
Intrepid Potash, Inc.(1)	2,119	53,589
Koppers Holdings, Inc.	1,155	43,463
Kraton Performance Polymers, Inc.(1)	2,801	77,840
LG Chem Ltd.	1,463	521,134
LyondellBasell Industries NV, Class A	37,719	1,628,706
Mexichem SAB de CV	130,716	471,511
Minerals Technologies, Inc.	9,801	632,851
Monsanto Co.	49,414	3,823,655
NewMarket Corp.	257	46,884
Olin Corp.	19,242	404,659
OM Group, Inc.(1)	1,378	37,867
Potash Corp. of Saskatchewan, Inc.	18,510	861,100
PPG Industries, Inc.	12,761	1,164,441
Rockwood Holdings, Inc.(1)	23,849	1,269,959
Sensient Technologies Corp.	484	17,903
Syngenta AG(1)	7,320	2,386,869
TPC Group, Inc.(1)	1,482	51,485
Tredegar Corp.	2,240	52,058
Umicore SA	33,100	1,722,070
W.R. Grace & Co.(1)	626	35,657

		27,793,432

COMMERCIAL BANKS — 3.7%
Agricultural Bank of China Ltd. H Shares	1,312,000	652,938
American National Bankshares, Inc.	2,317	49,236
Banco Bilbao Vizcaya Argentaria SA	176,523	1,582,536
Banco Latinoamericano de Comercio Exterior SA E Shares	2,388	46,590
BancorpSouth, Inc.	2,644	31,305
Bank of Nova Scotia	12,732	686,495
BNP Paribas SA	30,900	1,508,192
BOK Financial Corp.	860	46,165

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Boston Private Financial Holdings, Inc.	6,052	$57,676
Cathay General Bancorp.	4,212	68,824
China Minsheng Banking Corp. Ltd. H Shares	615,500	599,137
CIMB Group Holdings Bhd	85,200	203,649
City National Corp.	9,135	429,345
Columbia Banking System, Inc.	2,045	43,252
Comerica, Inc.	61,134	1,815,068
Commerce Bancshares, Inc.	28,989	1,119,265
Commonwealth Bank of Australia	29,962	1,588,322
Community Bank System, Inc.	1,643	44,887
Credicorp Ltd.	12,621	1,550,995
Cullen/Frost Bankers, Inc.	7,931	447,943
CVB Financial Corp.	2,626	28,282
DBS Group Holdings Ltd.	65,000	738,016
DNB ASA	79,580	1,021,552
East West Bancorp., Inc.	26,665	589,830
F.N.B. Corp.	3,992	47,066
First Financial Bancorp	1,460	23,900
First Horizon National Corp.	21,384	201,010
First Interstate Bancsystem, Inc.	2,200	29,920
First Midwest Bancorp., Inc.	1,416	16,369
First Republic Bank(1)	1,207	36,198
FirstMerit Corp.	3,434	55,116
Fulton Financial Corp.	12,223	119,785
HDFC Bank Ltd. ADR	24,180	830,583
HDFC Bank Ltd.	89,061	939,674
Heritage Financial Corp.	4,248	56,923
Home Bancshares, Inc.	3,399	85,655
HSBC Holdings plc (Hong Kong)	123,797	1,117,273
ICICI Bank Ltd. ADR	10,601	384,816
Industrial & Commercial Bank of China Ltd. H Shares	2,578,700	1,891,752
Itau Unibanco Holding SA Preference Shares	169,300	3,618,174
Kasikornbank PCL NVDR	473,300	2,291,044
Lakeland Financial Corp.	2,086	52,609
Lloyds Banking Group plc(1)	1,853,730	1,030,268
Mitsubishi UFJ Financial Group, Inc.	247,500	1,278,755
National Bankshares, Inc.	1,474	39,813
Old National Bancorp.	2,743	33,135
Pacific Continental Corp.	3,623	30,433
Park Sterling Corp.(1)	9,190	41,815
Pinnacle Financial Partners, Inc.(1)	2,164	35,836
PNC Financial Services Group, Inc.	43,281	2,576,085
Powszechna Kasa Oszczednosci Bank Polski SA	75,291	826,265
PT Bank Mandiri (Persero) Tbk	1,543,801	1,103,938
PT Bank Rakyat Indonesia (Persero) Tbk	909,000	695,355
Sberbank of Russia	1,131,142	3,868,506
Signature Bank(1)	1,199	71,173
Standard Chartered plc	59,506	1,531,256
SunTrust Banks, Inc.	23,167	531,914
Susquehanna Bancshares, Inc.	2,381	22,072
Swedbank AB A Shares	55,500	949,492

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

TCF Financial Corp.	10,000	$107,800
Texas Capital Bancshares, Inc.(1)	2,903	98,383
Trico Bancshares	2,773	44,923
Trustmark Corp.	2,668	62,911
Turkiye Garanti Bankasi AS	496,075	1,883,003
U.S. Bancorp	187,435	5,510,589
Umpqua Holdings Corp.	2,892	35,629
United Bankshares, Inc.	895	26,206
Washington Banking Co.	2,163	27,448
Webster Financial Corp.	827	18,095
Wells Fargo & Co.	372,528	11,656,401
Westamerica Bancorp.	14,230	673,933
Wintrust Financial Corp.	920	31,013
Zions BanCorp.	3,837	72,903

		61,662,715

COMMERCIAL SERVICES AND SUPPLIES — 0.5%
ABM Industries, Inc.	1,147	26,037
Aggreko plc	25,110	884,038
Avery Dennison Corp.	15,620	476,410
Brink's Co. (The)	1,472	37,168
Clean Harbors, Inc.(1)	17,700	1,188,732
Deluxe Corp.	3,564	87,924
G&K Services, Inc., Class A	2,714	90,458
Metalico, Inc.(1)	11,255	56,500
Republic Services, Inc.	102,264	3,050,535
Stericycle, Inc.(1)	13,700	1,188,749
SYKES Enterprises, Inc.(1)	4,361	60,095
Team, Inc.(1)	2,079	63,617
US Ecology, Inc.	3,522	66,460
Waste Management, Inc.	12,480	436,550

		7,713,273

COMMUNICATIONS EQUIPMENT — 0.9%
AAC Technologies Holdings, Inc.	158,000	406,194
Aruba Networks, Inc.(1)	3,508	75,738
Bel Fuse, Inc., Class B	3,079	53,821
Cisco Systems, Inc.	337,457	6,708,645
Emulex Corp.(1)	6,191	64,758
F5 Networks, Inc.(1)	11,780	1,472,029
Harris Corp.	7,613	332,155
InterDigital, Inc.	822	31,112
Motorola Solutions, Inc.	41,416	2,062,517
Netgear, Inc.(1)	2,685	100,875
Oplink Communications, Inc.(1)	2,169	35,593
Plantronics, Inc.	896	33,421
Polycom, Inc.(1)	12,645	261,119
Procera Networks, Inc.(1)	4,632	90,139
QUALCOMM, Inc.	42,993	2,673,305
Sycamore Networks, Inc.(1)	3,357	62,004
Tellabs, Inc.	8,200	32,472

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Tessco Technologies, Inc.	1,237	$22,662
ZTE Corp. H Shares	220,680	660,088

		15,178,647

COMPUTERS AND PERIPHERALS — 2.0%
Apple, Inc.(1)	34,960	18,963,702
Catcher Technology Co. Ltd.	68,000	498,503
Dell, Inc.(1)	139,050	2,405,565
Electronics for Imaging, Inc.(1)	2,730	43,571
EMC Corp.(1)	89,310	2,472,994
Hewlett-Packard Co.	79,890	2,022,016
Lexmark International, Inc., Class A	693	25,558
NetApp, Inc.(1)	12,668	544,724
QLogic Corp.(1)	5,782	99,393
Seagate Technology plc	99,773	2,620,039
Synaptics, Inc.(1)	1,135	41,711
Western Digital Corp.(1)	68,793	2,700,125

		32,437,901

CONSTRUCTION AND ENGINEERING — 0.3%
Chicago Bridge & Iron Co. NV New York Shares	55,715	2,591,862
Comfort Systems USA, Inc.	1,568	17,938
Dycom Industries, Inc.(1)	2,679	57,009
EMCOR Group, Inc.	1,896	52,709
Granite Construction, Inc.	6,796	194,366
JGC Corp.	32,000	926,264
Larsen & Toubro Ltd.	10,000	266,894
Pike Electric Corp.(1)	6,090	54,384
Quanta Services, Inc.(1)	26,500	553,850
URS Corp.(1)	21,699	947,161

		5,662,437

CONSTRUCTION MATERIALS — 0.2%
Cemex SAB de CV ADR(1)	39,220	301,210
Eagle Materials, Inc.	2,501	78,481
HeidelbergCement AG	18,800	1,012,159
PT Semen Gresik (Persero) Tbk	513,500	640,452
Siam Cement PCL NVDR	57,300	675,899

		2,708,201

CONSUMER FINANCE — 0.4%
American Express Co.	54,390	2,876,687
Cash America International, Inc.	25,579	1,186,354
Discover Financial Services	44,300	1,329,443
First Cash Financial Services, Inc.(1)	13,800	583,188

		5,975,672

CONTAINERS AND PACKAGING — 0.1%
Bemis Co., Inc.	39,119	1,227,163
Rock-Tenn Co., Class A	13,000	916,370

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Sonoco Products Co.	774	$25,418

		2,168,951

DISTRIBUTORS†
Core-Mark Holding Co., Inc.	700	28,056
Dah Chong Hong Holdings Ltd.	240,000	339,754

		367,810

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc., Class A(1)	4,300	183,352
Career Education Corp.(1)	563	4,853
Coinstar, Inc.(1)	15,304	891,152
ITT Educational Services, Inc.(1)	25,023	1,717,579
Sotheby's	2,352	92,528
Steiner Leisure, Ltd.(1)	1,088	54,443

		2,943,907

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	246,765	1,966,717
CBOE Holdings, Inc.	1,974	54,423
Citigroup, Inc.	91,725	3,056,277
CME Group, Inc.	766	221,749
Compass Diversified Holdings	2,969	44,327
JPMorgan Chase & Co.	255,987	10,044,930
MarketAxess Holdings, Inc.	3,669	121,517
McGraw-Hill Cos., Inc. (The)	12,400	577,096
ORIX Corp.	19,280	1,857,085

		17,944,121

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	231,437	7,079,658
Atlantic Tele-Network, Inc.	492	18,853
CenturyLink, Inc.	73,857	2,972,744
China Unicom Ltd.	178,000	321,291
China Unicom Ltd. ADR	71,677	1,279,435
Premiere Global Services, Inc.(1)	6,885	59,555
tw telecom, inc.(1)	29,900	645,840
Verizon Communications, Inc.	174,016	6,631,750

		19,009,126

ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	65,480	2,462,703
Cleco Corp.	1,411	54,295
El Paso Electric Co.	1,201	39,309
Empire District Electric Co. (The)	45,076	899,266
Exelon Corp.	24,620	961,903
Great Plains Energy, Inc.	71,922	1,422,617
IDACORP, Inc.	9,200	372,416
Northeast Utilities	18,581	667,058
NV Energy, Inc.	75,929	1,190,567

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Pinnacle West Capital Corp.	19,070	$896,862
PNM Resources, Inc.	2,416	43,440
Portland General Electric Co.	25,073	617,799
PPL Corp.	40,900	1,167,695
Unitil Corp.	1,385	36,841
Westar Energy, Inc.	44,083	1,213,164

		12,045,935

ELECTRICAL EQUIPMENT — 0.2%
Brady Corp., Class A	2,685	85,786
Emerson Electric Co.	9,829	494,497
Encore Wire Corp.	4,296	125,143
Franklin Electric Co., Inc.	1,081	54,061
Hubbell, Inc., Class B	5,627	423,263
II-VI, Inc.(1)	1,537	35,950
LSI Industries, Inc.	3,430	23,701
Rockwell Automation, Inc.	10,633	850,427
Schneider Electric SA	22,668	1,540,531
Thomas & Betts Corp.(1)	3,400	245,582

		3,878,941

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Anixter International, Inc.(1)	283	19,680
Benchmark Electronics, Inc.(1)	3,028	49,720
Cognex Corp.	4,190	178,662
Coherent, Inc.(1)	453	25,132
Electro Scientific Industries, Inc.	1,946	26,933
FARO Technologies, Inc.(1)	1,041	57,734
Hon Hai Precision Industry Co. Ltd.	998,645	3,482,144
IPG Photonics Corp.(1)	649	34,157
Jabil Circuit, Inc.	123,209	3,182,488
Littelfuse, Inc.	3,814	201,875
Methode Electronics, Inc.	3,968	36,307
Molex, Inc., Class A	20,345	455,118
Murata Manufacturing Co. Ltd.	25,400	1,513,876
OSI Systems, Inc.(1)	1,494	88,146
Park Electrochemical Corp.	2,912	82,992
Plexus Corp.(1)	1,624	56,353
TE Connectivity Ltd.	13,100	478,805
Tech Data Corp.(1)	18,028	964,137
Trimble Navigation Ltd.(1)	36,316	1,826,332

		12,760,591

ENERGY EQUIPMENT AND SERVICES — 1.8%
Atwood Oceanics, Inc.(1)	12,400	589,744
Baker Hughes, Inc.	20,890	1,050,349
Basic Energy Services, Inc.(1)	6,760	134,254
Bristow Group, Inc.	984	46,455
Cal Dive International, Inc.(1)	24,125	69,962
China Oilfield Services Ltd. H Shares	228,000	400,959

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Core Laboratories NV	12,241	$1,489,240
Diamond Offshore Drilling, Inc.	1,766	120,918
Halliburton Co.	10,472	383,170
Helix Energy Solutions Group, Inc.(1)	101,349	1,949,955
Hornbeck Offshore Services, Inc.(1)	11,597	472,578
Key Energy Services, Inc.(1)	365	6,227
Mitcham Industries, Inc.(1)	5,132	119,935
National Oilwell Varco, Inc.	68,530	5,655,781
Newpark Resources, Inc.(1)	6,963	54,799
Oceaneering International, Inc.	36,271	1,968,427
Oil States International, Inc.(1)	11,700	950,274
Petrofac Ltd.	83,174	2,105,235
Pioneer Drilling Co.(1)	12,166	121,173
Saipem SpA	60,234	3,047,082
SandRidge Permian Trust	1,179	28,591
Schlumberger Ltd.	62,310	4,835,879
Seadrill Ltd.	38,130	1,580,621
Superior Energy Services, Inc.(1)	5,158	151,336
Technip SA	14,980	1,635,146
Tetra Technologies, Inc.(1)	9,270	84,264
Transocean Ltd.	4,690	250,165
Unit Corp.(1)	538	25,593

		29,328,112

FOOD AND STAPLES RETAILING — 1.2%
Andersons, Inc. (The)	3,563	153,530
BIM Birlesik Magazalar AS	15,509	545,249
Clicks Group Ltd.	73,735	430,909
Costco Wholesale Corp.	15,017	1,292,363
CP ALL PCL	405,300	887,201
CVS Caremark Corp.	67,363	3,038,071
Jeronimo Martins SGPS SA(1)	81,680	1,508,276
Kroger Co. (The)	69,165	1,645,435
Lawson, Inc.	13,400	787,944
Magnit OJSC GDR	48,674	1,434,423
Ruddick Corp.	385	15,770
SUPERVALU, Inc.	7,988	52,162
SYSCO Corp.	39,016	1,147,851
Village Super Market, Inc., Class A	1,493	44,924
Wal-Mart de Mexico SAB de CV	420,375	1,311,749
Wal-Mart Stores, Inc.	34,565	2,042,100
Weis Markets, Inc.	2,140	91,720
Whole Foods Market, Inc.	40,514	3,271,100

		19,700,777

FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	24,148	753,418
BRF - Brasil Foods SA	38,600	803,357
Bunge Ltd.	25,058	1,686,905
Campbell Soup Co.	64,045	2,133,979
ConAgra Foods, Inc.	70,626	1,853,932

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Danone SA	20,160	$1,363,908
Dole Food Co., Inc.(1)	3,955	37,889
General Mills, Inc.	15,499	593,767
Green Mountain Coffee Roasters, Inc.(1)	9,000	584,730
H.J. Heinz Co.	8,827	465,271
Hershey Co. (The)	16,813	1,020,549
J&J Snack Foods Corp.	1,204	60,405
Kellogg Co.	28,779	1,506,581
Kraft Foods, Inc., Class A	26,690	1,016,088
Mead Johnson Nutrition Co.	28,264	2,197,526
Nestle SA	62,430	3,816,048
PT Charoen Pokphand Indonesia Tbk	1,659,000	491,998
PT Indofood CBP Sukses Makmur Tbk	276,000	172,882
Ralcorp Holdings, Inc.(1)	21,210	1,582,266
Snyders-Lance, Inc.	2,084	46,786
Tyson Foods, Inc., Class A	68,560	1,296,470
Unilever plc	41,230	1,332,190

		24,816,945

GAS UTILITIES — 0.1%
AGL Resources, Inc.	12,427	495,465
Atmos Energy Corp.	2,265	69,603
Chesapeake Utilities Corp.	500	20,535
Laclede Group, Inc. (The)	471	19,353
ONEOK, Inc.	10,800	892,512
WGL Holdings, Inc.	985	40,218

		1,537,686

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Abaxis, Inc.(1)	705	18,725
Align Technology, Inc.(1)	1,858	47,583
Arthrocare Corp.(1)	821	21,428
Becton, Dickinson and Co.	11,912	907,933
Boston Scientific Corp.(1)	113,692	707,164
CareFusion Corp.(1)	54,932	1,417,795
Cie Generale d'Optique Essilor International SA	10,900	867,838
Cooper Cos., Inc. (The)	4,670	371,172
Covidien plc	37,039	1,935,288
Cutera, Inc.(1)	3,402	31,809
Cyberonics, Inc.(1)	880	32,762
DENTSPLY International, Inc.	7,093	274,357
DexCom, Inc.(1)	2,130	22,983
Edwards Lifesciences Corp.(1)	6,846	500,648
Gen-Probe, Inc.(1)	3,037	207,366
Getinge AB B Shares	42,170	1,205,167
Haemonetics Corp.(1)	802	53,758
HeartWare International, Inc.(1)	372	27,253
Hill-Rom Holdings, Inc.	10,963	372,413
Hologic, Inc.(1)	15,100	313,023
ICU Medical, Inc.(1)	1,184	54,322
IDEXX Laboratories, Inc.(1)	3,372	289,149

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Insulet Corp.(1)	1,408	$27,766
Integra LifeSciences Holdings Corp.(1)	1,493	47,179
Intuitive Surgical, Inc.(1)	1,109	567,386
MAKO Surgical Corp.(1)	23,104	903,366
Masimo Corp.(1)	1,676	36,537
Medtronic, Inc.	86,234	3,287,240
Meridian Bioscience, Inc.	1,289	23,228
Mettler-Toledo International, Inc.(1)	6,200	1,117,736
Neogen Corp.(1)	670	23,249
NuVasive, Inc.(1)	1,271	19,942
NxStage Medical, Inc.(1)	1,359	27,180
Orthofix International NV(1)	1,549	60,736
ResMed, Inc.(1)	14,642	429,010
St. Jude Medical, Inc.	9,614	404,942
STERIS Corp.	17,227	540,583
Stryker Corp.	7,620	408,737
Utah Medical Products, Inc.	1,380	42,021
Volcano Corp.(1)	1,601	44,876
West Pharmaceutical Services, Inc.	585	24,336
Young Innovations, Inc.	5,967	180,502
Zimmer Holdings, Inc.(1)	34,403	2,089,982
Zoll Medical Corp.(1)	684	50,035

		20,036,505

HEALTH CARE PROVIDERS AND SERVICES — 1.1%
Accretive Health, Inc.(1)	1,177	30,590
Aetna, Inc.	20,830	974,011
Air Methods Corp.(1)	353	31,851
Amsurg Corp.(1)	1,316	34,387
Assisted Living Concepts, Inc., Class A	1,158	18,586
Bio-Reference Labs, Inc.(1)	826	16,636
Catalyst Health Solutions, Inc.(1)	10,300	638,806
Centene Corp.(1)	14,013	683,834
Chemed Corp.	590	36,474
CIGNA Corp.	12,691	559,800
Express Scripts, Inc.(1)	33,191	1,770,076
Fresenius Medical Care AG & Co. KGaA	14,380	1,007,352
HealthSouth Corp.(1)	3,314	67,473
HMS Holdings Corp.(1)	2,624	84,545
Humana, Inc.	28,949	2,521,458
IPC The Hospitalist Co., Inc.(1)	511	18,585
Landauer, Inc.	292	15,663
LifePoint Hospitals, Inc.(1)	28,474	1,109,632
Lincare Holdings, Inc.	3,083	82,809
Magellan Health Services, Inc.(1)	1,334	63,045
McKesson Corp.	18,203	1,520,133
MWI Veterinary Supply, Inc.(1)	376	32,550
National Healthcare Corp.	1,025	45,940
Owens & Minor, Inc.	4,230	126,731
Patterson Cos., Inc.	31,455	1,004,044
PSS World Medical, Inc.(1)	3,938	95,418

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Quest Diagnostics, Inc.	5,320	$308,826
U.S. Physical Therapy, Inc.	1,304	24,789
UnitedHealth Group, Inc.	58,827	3,279,605
VCA Antech, Inc.(1)	3,321	73,029
WellCare Health Plans, Inc.(1)	10,362	703,165
WellPoint, Inc.	17,860	1,172,152

		18,151,995

HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc.(1)	1,064	75,193
Computer Programs & Systems, Inc.	338	20,564
MedAssets, Inc.(1)	1,253	17,893
Quality Systems, Inc.	1,213	52,001
SXC Health Solutions Corp.(1)	36,700	2,598,360

		2,764,011

HOTELS, RESTAURANTS AND LEISURE — 1.5%
AFC Enterprises, Inc.(1)	2,471	39,511
Ameristar Casinos, Inc.	1,024	20,316
Arcos Dorados Holdings, Inc., Class A	27,700	582,254
Bally Technologies, Inc.(1)	17,873	767,467
Bob Evans Farms, Inc.	1,165	42,872
Brinker International, Inc.	27,409	756,214
Carnival Corp.	17,147	519,383
Carnival plc	10,500	308,698
CEC Entertainment, Inc.	23,343	890,769
Cedar Fair LP	4,174	118,917
Chipotle Mexican Grill, Inc.(1)	6,361	2,482,189
Compass Group plc	97,550	977,712
Domino's Pizza, Inc.(1)	15,400	592,284
Genting Malaysia Bhd	206,100	269,021
Hotel Shilla Co. Ltd.	16,800	638,227
Intercontinental Hotels Group plc	58,160	1,326,834
International Game Technology	53,064	797,021
International Speedway Corp., Class A	11,956	300,813
Jack in the Box, Inc.(1)	1,528	36,443
Jubilant Foodworks Ltd.(1)	17,352	368,549
Las Vegas Sands Corp.(1)	15,200	845,272
Marcus Corp.	3,200	38,560
Marriott International, Inc. Class A	17,589	620,540
McDonald's Corp.	21,762	2,160,531
Orient-Express Hotels Ltd. Class A(1)	2,580	25,516
Panera Bread Co., Class A(1)	5,600	865,648
Papa John's International, Inc.(1)	2,374	88,218
Ruth's Hospitality Group, Inc.(1)	6,518	40,607
Sands China Ltd.	234,000	879,438
Shuffle Master, Inc.(1)	5,267	76,898
Speedway Motorsports, Inc.	11,971	185,790
Starbucks Corp.	42,170	2,047,775
Starwood Hotels & Resorts Worldwide, Inc.	23,430	1,262,877
Vail Resorts, Inc.	1,512	63,655

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Whitbread plc	25,120	$678,179
WMS Industries, Inc.(1)	1,177	25,929
Wyndham Worldwide Corp.	6,000	263,940
Yum! Brands, Inc.	37,324	2,472,342

		24,477,209

HOUSEHOLD DURABLES — 0.4%
CSS Industries, Inc.	2,388	46,805
Garmin Ltd.	15,304	722,196
Helen of Troy Ltd.(1)	470	15,275
La-Z-Boy, Inc.(1)	2,545	36,368
M.D.C. Holdings, Inc.	372	9,144
M/I Homes, Inc.(1)	3,708	44,904
PDG Realty SA Empreendimentos e Participacoes	135,400	585,833
Tempur-Pedic International, Inc.(1)	43,291	3,419,989
Toll Brothers, Inc.(1)	13,400	314,364
Tupperware Brands Corp.	1,222	76,607
Whirlpool Corp.	9,637	728,268
Zagg, Inc.(1)	3,944	41,412

		6,041,165

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	31,220	1,490,443
Clorox Co.	9,092	614,710
Colgate-Palmolive Co.	14,542	1,355,023
Kimberly-Clark Corp.	21,484	1,565,754
LG Household & Health Care Ltd.	808	371,237
Procter & Gamble Co. (The)	106,304	7,177,646
Reckitt Benckiser Group plc	39,150	2,167,474
Unicharm Corp.	29,000	1,500,123

		16,242,410

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	1,151	100,828
Alfa SAB de CV, Series A	51,898	693,283
General Electric Co.	436,433	8,314,049
Koninklijke Philips Electronics NV	60,242	1,264,502
Raven Industries, Inc.	3,414	215,253
Standex International Corp.	1,083	41,381
Tyco International Ltd.	65,516	3,395,039

		14,024,335

INSURANCE — 2.5%
ACE Ltd.	36,144	2,591,886
Admiral Group plc	36,691	628,663
AIA Group Ltd.	270,800	1,026,472
Allied World Assurance Co. Holdings AG	26,646	1,757,837
Allstate Corp. (The)	80,734	2,537,470
Alterra Capital Holdings Ltd.	3,201	73,495
American Equity Investment Life Holding Co.	4,842	58,588
American Financial Group, Inc.	17,941	671,890

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

American International Group, Inc.(1)	16,900	$493,818
AMERISAFE, Inc.(1)	3,034	68,447
Amtrust Financial Services, Inc.	4,040	109,120
Aon Corp.	22,138	1,036,280
Arch Capital Group Ltd.(1)	14,229	527,184
Arthur J. Gallagher & Co.	1,069	36,474
Aspen Insurance Holdings Ltd.	3,433	91,078
Baldwin & Lyons, Inc., Class B	2,583	54,346
Berkshire Hathaway, Inc., Class B(1)	35,640	2,795,958
Brown & Brown, Inc.	19,955	471,537
Chubb Corp. (The)	16,330	1,109,787
Employers Holdings, Inc.	2,219	38,367
Hanover Insurance Group, Inc. (The)	1,192	48,657
HCC Insurance Holdings, Inc.	52,628	1,607,259
Horace Mann Educators Corp.	1,060	18,370
Infinity Property & Casualty Corp.	677	37,120
Loews Corp.	55,122	2,157,475
Marsh & McLennan Cos., Inc.	38,352	1,196,582
MetLife, Inc.	56,680	2,185,014
Muenchener Rueckversicherungs AG	12,840	1,872,331
National Financial Partners Corp.(1)	2,330	35,556
Ping An Insurance Group Co. H Shares	142,500	1,246,567
Platinum Underwriters Holdings Ltd.	2,203	78,339
Primerica, Inc.	1,885	47,163
Principal Financial Group, Inc.	109,402	3,026,059
ProAssurance Corp.	630	55,289
Progressive Corp. (The)	762	16,322
Prudential Financial, Inc.	76,380	4,671,401
RLI Corp.	233	16,324
Symetra Financial Corp.	32,438	322,434
Torchmark Corp.	15,202	736,385
Travelers Cos., Inc. (The)	47,942	2,779,198
United Fire Group, Inc.	2,726	54,765
Unum Group	31,119	717,293
Zurich Financial Services AG(1)	5,950	1,498,187

		40,602,787

INTERNET AND CATALOG RETAIL — 0.3%
Amazon.com, Inc.(1)	10,476	1,882,432
priceline.com, Inc.(1)	3,441	2,157,576
Rakuten, Inc.	1,371	1,362,736

		5,402,744

INTERNET SOFTWARE AND SERVICES — 1.0%
Ancestry.com, Inc.(1)	7,869	179,256
Baidu, Inc. ADR(1)	28,374	3,878,726
Dice Holdings, Inc.(1)	10,889	96,694
eBay, Inc.(1)	24,181	864,229
Google, Inc., Class A(1)	10,619	6,565,197
Internap Network Services Corp.(1)	3,078	23,024
j2 Global, Inc.	2,160	63,871

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Keynote Systems, Inc.	5,055	$100,544
KIT Digital, Inc.(1)	3,767	38,084
Liquidity Services, Inc.(1)	748	32,351
LogMeIn, Inc.(1)	600	22,116
Mail.ru Group Ltd. GDR(1)	20,375	805,831
MercadoLibre, Inc.	7,860	764,857
Perficient, Inc.(1)	6,386	77,143
Rackspace Hosting, Inc.(1)	25,841	1,349,934
SPS Commerce, Inc.(1)	746	18,538
Stamps.com, Inc.(1)	4,039	104,408
Tencent Holdings Ltd.	35,900	934,968
ValueClick, Inc.(1)	10,350	215,280
Vocus, Inc.(1)	3,231	43,715
Web.com Group, Inc.(1)	3,815	50,511

		16,229,277

IT SERVICES — 1.8%
Accenture plc, Class A	59,518	3,543,702
Alliance Data Systems Corp.(1)	37,075	4,499,422
Automatic Data Processing, Inc.	19,635	1,066,573
Booz Allen Hamilton Holding Corp.	24,915	458,685
CACI International, Inc., Class A(1)	2,546	150,570
Cardtronics, Inc.(1)	3,585	95,325
Cognizant Technology Solutions Corp., Class A(1)	8,400	595,980
Convergys Corp.(1)	5,742	73,957
DST Systems, Inc.	3,259	172,727
Euronet Worldwide, Inc.(1)	1,577	30,420
Fiserv, Inc.(1)	12,700	842,010
Heartland Payment Systems, Inc.	5,829	165,077
International Business Machines Corp.	48,927	9,625,409
MasterCard, Inc., Class A	2,901	1,218,420
MAXIMUS, Inc.	1,518	63,316
NeuStar, Inc., Class A(1)	1,338	46,897
Teradata Corp.(1)	39,400	2,622,070
Total System Services, Inc.	6,518	142,614
Visa, Inc., Class A	26,853	3,124,884
Wipro Ltd.	50,381	444,445

		28,982,503

LEISURE EQUIPMENT AND PRODUCTS†
Brunswick Corp.	2,339	55,925
Polaris Industries, Inc.	7,131	471,074
Sturm Ruger & Co., Inc.	2,019	84,354

		611,353

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Agilent Technologies, Inc.(1)	17,206	750,526
Covance, Inc.(1)	1,441	68,779
Life Technologies Corp.(1)	5,300	250,743
Luminex Corp.(1)	1,186	26,649
PAREXEL International Corp.(1)	1,724	42,203

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Sequenom, Inc.(1)	2,296	$9,919

		1,148,819

MACHINERY — 1.9%
Actuant Corp., Class A	1,711	48,199
AGCO Corp.(1)	16,205	836,664
Altra Holdings, Inc.(1)	4,642	90,473
Atlas Copco AB A Shares	54,000	1,408,596
Barnes Group, Inc.	1,852	51,300
Blount International, Inc.(1)	5,776	99,058
Briggs & Stratton Corp.	4,008	67,896
Chart Industries, Inc.(1)	18,200	1,244,698
CLARCOR, Inc.	3,017	152,268
Cummins, Inc.	26,523	3,197,878
Deere & Co.	13,120	1,088,042
Douglas Dynamics, Inc.	1,277	16,601
Dover Corp.	13,870	887,957
Dynamic Materials Corp.	1,674	37,347
EnPro Industries, Inc.(1)	739	27,942
FANUC CORP.	8,500	1,540,226
Flow International Corp.(1)	8,653	34,612
FreightCar America, Inc.	1,274	35,226
Greenbrier Cos., Inc.(1)	3,746	94,699
Harsco Corp.	1,509	33,545
IDEX Corp.	1,133	47,359
Illinois Tool Works, Inc.	26,388	1,469,548
Ingersoll-Rand plc	30,035	1,197,796
ITT Corp.	25,915	646,579
Joy Global, Inc.	35,224	3,063,079
Kaydon Corp.	32,618	1,227,089
Kennametal, Inc.	3,020	139,131
Komatsu Ltd.	43,100	1,284,146
Kone Oyj	11,440	679,619
Lincoln Electric Holdings, Inc.	1,193	55,105
Lindsay Corp.	2,263	148,430
Marcopolo SA Preference Shares	93,600	470,930
Middleby Corp.(1)	949	92,755
Mitsubishi Heavy Industries Ltd.	358,000	1,677,919
Mueller Industries, Inc., Class A	951	43,746
NN, Inc.(1)	10,987	98,224
Oshkosh Corp.(1)	1,036	24,149
Pall Corp.	9,800	621,810
Parker-Hannifin Corp.	8,676	779,192
Robbins & Myers, Inc.	4,282	209,004
Sauer-Danfoss, Inc.(1)	44,701	2,420,112
Snap-On, Inc.	6,826	417,273
Stanley Black & Decker, Inc.	2,984	229,171
Terex Corp.(1)	28,200	715,998
Titan International, Inc.	35,894	884,428
Trinity Industries, Inc.	17,200	597,872
Volvo AB B Shares	62,990	919,128

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Weir Group plc (The)	18,120	$607,099

		31,759,918

MARINE — 0.1%
Alexander & Baldwin, Inc.	595	27,614
Diana Shipping, Inc.(1)	6,825	62,380
Kirby Corp.(1)	24,143	1,656,693
Kuehne + Nagel International AG	5,090	670,077

		2,416,764

MEDIA — 1.5%
Belo Corp. Class A	10,149	72,768
CBS Corp., Class B	192,885	5,767,262
Charter Communications, Inc., Class A(1)	4,293	272,219
Cheil Worldwide, Inc.	18,540	314,876
Comcast Corp., Class A	91,840	2,698,259
DirecTV, Class A(1)	21,367	989,719
DISH Network Corp., Class A	64,727	1,888,087
E.W. Scripps Co. (The), Class A(1)	2,519	23,981
Entercom Communications Corp., Class A(1)	5,822	40,754
Entravision Communications Corp., Class A	24,793	41,156
Eutelsat Communications SA	13,480	502,684
Focus Media Holding Ltd. ADR(1)	40,783	989,396
Gannett Co., Inc.	2,544	37,753
Grupo Televisa SAB ADR	14,449	308,197
Harte-Hanks, Inc.	995	8,696
Kabel Deutschland Holding AG(1)	30,402	1,825,541
LIN TV Corp., Class A(1)	12,822	52,827
Naspers Ltd. N Shares	10,323	572,936
Omnicom Group, Inc.	5,931	293,229
Sinclair Broadcast Group, Inc., Class A	7,645	87,306
Time Warner Cable, Inc.	20,518	1,627,898
Time Warner, Inc.	131,739	4,902,008
Viacom, Inc., Class B	29,683	1,413,504

		24,731,056

METALS AND MINING — 1.4%
AK Steel Holding Corp.	10,172	80,562
Allied Nevada Gold Corp.(1)	1,076	37,025
Antofagasta plc	81,093	1,715,844
BHP Billiton Ltd.	75,639	2,928,399
Carpenter Technology Corp.	14,800	759,240
Century Aluminum Co.(1)	2,174	21,327
Cliffs Natural Resources, Inc.	20,800	1,320,384
Coeur d'Alene Mines Corp.(1)	20,217	574,972
Exxaro Resources Ltd.	31,748	891,756
Ferrexpo plc	57,805	295,014
Freeport-McMoRan Copper & Gold, Inc.	66,262	2,820,111
Haynes International, Inc.	1,398	88,479
Hecla Mining Co.	10,278	52,212
Iluka Resources Ltd.	27,270	488,404

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Koza Altin Isletmeleri AS	30,962	$614,178
Materion Corp.(1)	2,067	60,667
Newmont Mining Corp.	16,568	984,139
Noranda Aluminum Holding Corp.	7,401	88,812
Nucor Corp.	42,438	1,847,326
Rio Tinto plc	52,210	2,976,902
RTI International Metals, Inc.(1)	2,116	47,695
Schnitzer Steel Industries, Inc. Class A	1,214	54,824
Teck Resources Ltd.	18,278	730,572
Thompson Creek Metals Co., Inc.(1)	8,594	62,564
ThyssenKrupp AG	10,710	289,017
Vale SA Preference Shares	67,100	1,664,166
Xstrata plc	83,030	1,585,109

		23,079,700

MULTI-UTILITIES — 0.7%
Ameren Corp.	52,664	1,688,934
Avista Corp.	1,623	40,088
Black Hills Corp.	1,138	37,372
Consolidated Edison, Inc.	41,241	2,396,102
MDU Resources Group, Inc.	1,097	23,805
National Grid plc	138,820	1,416,745
NorthWestern Corp.	1,094	37,995
PG&E Corp.	74,069	3,087,196
Public Service Enterprise Group, Inc.	57,819	1,779,669
Wisconsin Energy Corp.	9,300	316,944
Xcel Energy, Inc.	29,140	771,918

		11,596,768

MULTILINE RETAIL — 0.9%
Big Lots, Inc.(1)	1,469	64,416
Dillard's, Inc., Class A	38,332	2,343,618
Dollar General Corp.(1)	17,907	753,168
Dollar Tree, Inc.(1)	21,100	1,867,561
Fred's, Inc., Class A	2,185	30,262
JC Penney Co., Inc.	8,278	327,809
Kohl's Corp.	20,010	994,097
Macy's, Inc.	119,833	4,550,059
SACI Falabella	51,540	512,339
Target Corp.	59,611	3,379,348

		14,822,677

OFFICE ELECTRONICS†
Zebra Technologies Corp., Class A(1)	844	32,443

OIL, GAS AND CONSUMABLE FUELS — 5.1%
Apache Corp.	18,720	2,020,450
Banpu PCL	38,750	839,914
Berry Petroleum Co., Class A	2,028	109,431
BG Group plc	138,090	3,333,756
Bill Barrett Corp.(1)	2,293	67,024

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

BP Prudhoe Bay Royalty Trust	363	$44,493
Cabot Oil & Gas Corp.	31,100	1,084,768
Chevron Corp.	124,208	13,553,577
CNOOC Ltd.	669,000	1,535,314
Comstock Resources, Inc.(1)	2,925	46,888
Concho Resources, Inc.(1)	17,300	1,848,332
ConocoPhillips	71,224	5,452,197
CVR Energy, Inc.(1)	2,962	80,596
Devon Energy Corp.	21,580	1,582,030
Dragon Oil plc	48,695	444,671
Energy XXI Bermuda Ltd.(1)	12,497	467,763
EOG Resources, Inc.	9,581	1,090,893
EQT Corp.	8,503	450,829
Exxon Mobil Corp.	245,808	21,262,392
Forest Oil Corp.(1)	1,993	25,769
Goodrich Petroleum Corp.(1)	2,797	44,556
Gulfport Energy Corp.(1)	5,502	184,977
Hugoton Royalty Trust	2,345	34,636
Imperial Oil Ltd.	30,676	1,466,136
Kodiak Oil & Gas Corp.(1)	76,132	737,719
Lone Pine Resources, Inc.(1)	965	7,170
Marathon Oil Corp.	67,651	2,292,692
Murphy Oil Corp.	20,197	1,291,396
Noble Energy, Inc.	12,513	1,221,894
NovaTek OAO GDR	3,705	537,595
Occidental Petroleum Corp.	23,692	2,472,734
Overseas Shipholding Group, Inc.	565	5,000
Peabody Energy Corp.	23,700	826,656
Penn Virginia Corp.	1,158	5,663
Rosetta Resources, Inc.(1)	3,443	175,731
SandRidge Energy, Inc.(1)	72,000	624,240
Sasol Ltd.	20,956	1,115,457
SM Energy Co.	9,600	755,712
Southwestern Energy Co.(1)	14,177	468,692
Statoil ASA	95,210	2,725,445
Stone Energy Corp.(1)	4,767	152,306
Suncor Energy, Inc.	14,971	538,058
Swift Energy Co.(1)	2,019	60,631
Tesoro Corp.(1)	38,061	1,009,758
Tesoro Logistics LP	783	28,580
Total SA ADR	27,970	1,568,278
Tullow Oil plc	25,461	597,462
Ultra Petroleum Corp.(1)	67,774	1,691,639
Ultrapar Participacoes SA	38,600	869,216
Vaalco Energy, Inc.(1)	7,244	57,155
Valero Energy Corp.	119,755	2,932,800
W&T Offshore, Inc.	57,999	1,464,475
Western Refining, Inc.	8,510	154,456

		83,460,002

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

PAPER AND FOREST PRODUCTS — 0.3%
Buckeye Technologies, Inc.	6,606	$225,661
Clearwater Paper Corp.(1)	1,879	64,469
Domtar Corp.	17,447	1,672,644
International Paper Co.	54,474	1,914,761
KapStone Paper and Packaging Corp.(1)	12,290	247,029
Neenah Paper, Inc.	1,914	53,381

		4,177,945

PERSONAL PRODUCTS — 0.1%
Estee Lauder Cos., Inc. (The), Class A	31,170	1,824,692
Inter Parfums, Inc.	2,218	37,417
Nu Skin Enterprises, Inc., Class A	834	48,172
Prestige Brands Holdings, Inc.(1)	1,340	22,110

		1,932,391

PHARMACEUTICALS — 3.1%
Abbott Laboratories	127,136	7,197,169
Allergan, Inc.	9,755	873,950
Auxilium Pharmaceuticals, Inc.(1)	1,415	27,960
Bristol-Myers Squibb Co.	20,550	661,093
Celltrion, Inc.	9,472	296,337
Elan Corp. plc ADR(1)	54,100	676,250
Eli Lilly & Co.	70,296	2,758,415
Genomma Lab Internacional SAB de CV Class B(1)	74,615	142,069
GlaxoSmithKline plc	79,067	1,744,675
Hospira, Inc.(1)	9,185	327,170
Impax Laboratories, Inc.(1)	3,628	84,714
Jazz Pharmaceuticals plc(1)	651	34,158
Johnson & Johnson	158,633	10,323,836
Medicis Pharmaceutical Corp., Class A	2,105	73,549
Merck & Co., Inc.	129,780	4,953,703
Nektar Therapeutics(1)	2,434	17,452
Novartis AG	23,530	1,281,965
Novo Nordisk A/S B Shares	17,640	2,473,532
Optimer Pharmaceuticals, Inc.(1)	1,350	17,267
Par Pharmaceutical Cos., Inc.(1)	3,029	112,406
Perrigo Co.	15,845	1,632,986
Pfizer, Inc.	509,057	10,741,103
Questcor Pharmaceuticals, Inc.(1)	26,191	1,018,830
Salix Pharmaceuticals Ltd.(1)	1,814	89,466
Sanofi	24,830	1,836,326
Shire plc	69,600	2,433,772
ViroPharma, Inc.(1)	1,905	61,074
VIVUS, Inc.(1)	2,877	64,733

		51,955,960

PROFESSIONAL SERVICES — 0.3%
Adecco SA(1)	20,331	1,018,909
Advisory Board Co. (The)(1)	852	68,961
Capita Group plc (The)	78,088	952,846

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

CDI Corp.	4,305	$64,618
Experian plc	57,285	861,679
Heidrick & Struggles International, Inc.	2,168	44,054
Kelly Services, Inc., Class A	2,962	44,430
Kforce, Inc.(1)	2,991	42,173
On Assignment, Inc.(1)	11,472	159,231
SGS SA	570	1,067,923
TrueBlue, Inc.(1)	3,275	54,234

		4,379,058

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	3,297	236,362
American Campus Communities, Inc.	9,388	386,316
American Tower Corp.	15,073	943,268
Apartment Investment & Management Co., Class A	26,500	658,260
Associated Estates Realty Corp.	1,738	25,931
AvalonBay Communities, Inc.	10,730	1,391,359
BioMed Realty Trust, Inc.	3,879	71,451
Boston Properties, Inc.	14,619	1,484,560
Brandywine Realty Trust	14,100	152,421
BRE Properties, Inc.	8,961	433,981
Camden Property Trust	5,863	363,506
Campus Crest Communities, Inc.	5,950	63,011
CBL & Associates Properties, Inc.	18,821	331,814
Cedar Realty Trust, Inc.	3,641	17,331
Chimera Investment Corp.	21,660	66,496
CommonWealth REIT	2,464	45,830
CreXus Investment Corp.	2,464	27,474
CubeSmart	21,776	245,633
DCT Industrial Trust, Inc.	57,997	328,263
DDR Corp.	50,586	714,780
DiamondRock Hospitality Co.	3,289	32,758
Digital Realty Trust, Inc.	12,386	897,985
Douglas Emmett, Inc.	26,100	549,927
Duke Realty Corp.	55,173	765,801
Education Realty Trust, Inc.	28,676	294,789
Equity Lifestyle Properties, Inc.	441	29,331
Equity One, Inc.	11,900	226,338
Equity Residential	29,400	1,672,566
Essex Property Trust, Inc.	3,809	533,222
Extra Space Storage, Inc.	15,756	415,486
Federal Realty Investment Trust	4,133	394,082
First Industrial Realty Trust, Inc.(1)	21,421	253,196
First Potomac Realty Trust	2,392	31,646
General Growth Properties, Inc.	50,038	814,118
Glimcher Realty Trust	13,988	138,481
Government Properties Income Trust	15,877	370,410
Hatteras Financial Corp.	939	26,743
HCP, Inc.	30,304	1,197,008
Health Care REIT, Inc.	21,707	1,181,729
Healthcare Realty Trust, Inc.	2,197	45,412

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Hersha Hospitality Trust	5,273	$26,523
Highwoods Properties, Inc.	10,504	336,128
Host Hotels & Resorts, Inc.	103,148	1,627,676
Kilroy Realty Corp.	17,036	746,858
Kimco Realty Corp.	43,324	796,295
LaSalle Hotel Properties	22,281	594,457
Lexington Realty Trust	8,251	71,371
Link Real Estate Investment Trust (The)	177,000	664,075
Macerich Co. (The)	18,368	991,688
Mack-Cali Realty Corp.	2,228	63,721
Medical Properties Trust, Inc.	1,865	18,128
MFA Financial, Inc.	7,287	53,195
National Retail Properties, Inc.	1,604	42,747
Piedmont Office Realty Trust, Inc., Class A	56,462	994,860
Post Properties, Inc.	8,411	367,308
ProLogis, Inc.	55,764	1,877,016
PS Business Parks, Inc.	1,061	66,228
Public Storage	12,400	1,662,468
RLJ Lodging Trust	3,909	68,486
Rouse Properties, Inc.(1)	22	322
Sabra Health Care REIT, Inc.	4,203	60,019
Simon Property Group, Inc.	49,594	6,718,995
SL Green Realty Corp.	15,139	1,151,321
Sovran Self Storage, Inc.	1,569	74,543
Strategic Hotels & Resorts, Inc.(1)	39,326	245,001
Sun Communities, Inc.	655	27,111
Sunstone Hotel Investors, Inc.(1)	30,249	271,636
Taubman Centers, Inc.	10,823	747,545
UDR, Inc.	15,626	390,963
Urstadt Biddle Properties, Inc., Class A	2,115	40,227
Ventas, Inc.	32,680	1,827,466
Vornado Realty Trust	12,739	1,041,159
Washington Real Estate Investment Trust	1,235	36,581
Weyerhaeuser Co.	25,150	525,384

		42,086,576

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.3%
BR Malls Participacoes SA	148,500	1,926,674
BR Properties SA	16,900	220,839
Brookfield Asset Management, Inc. Class A	10,000	312,600
CBRE Group, Inc.(1)	83,065	1,522,581
China Overseas Land & Investment Ltd.	318,000	666,651
Daito Trust Construction Co. Ltd.	4,800	422,783
Forest City Enterprises, Inc. Class A(1)	20,300	296,786

		5,368,914

ROAD AND RAIL — 0.4%
Arkansas Best Corp.	1,434	25,525
Canadian National Railway Co.	11,190	862,222
Heartland Express, Inc.	32,458	469,667

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Kansas City Southern(1)	30,400	$2,115,232
Union Pacific Corp.	32,034	3,531,749
Werner Enterprises, Inc.	975	23,615

		7,028,010

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Applied Materials, Inc.	287,359	3,517,274
ARM Holdings plc	365,610	3,312,491
Asia Pacific Systems, Inc.(1)	14,168	179,835
ASML Holding NV	27,200	1,250,230
Avago Technologies Ltd.	46,500	1,748,865
Broadcom Corp., Class A(1)	19,628	729,180
Cavium Networks, Inc.(1)	1,431	51,130
CEVA, Inc.(1)	4,521	111,443
Cirrus Logic, Inc.(1)	3,640	85,831
Cymer, Inc.(1)	811	37,290
Cypress Semiconductor Corp.(1)	34,087	588,001
Entegris, Inc.(1)	8,208	74,200
Formfactor, Inc.(1)	6,064	30,987
Infineon Technologies AG(1)	59,080	597,505
Intel Corp.	329,293	8,851,396
Intersil Corp., Class A	3,053	34,560
KLA-Tencor Corp.	49,359	2,388,976
Linear Technology Corp.	23,472	785,843
Marvell Technology Group Ltd.(1)	68,066	1,020,990
MKS Instruments, Inc.	650	19,467
Nanometrics, Inc.(1)	2,825	49,579
Photronics, Inc.(1)	13,338	93,499
Rudolph Technologies, Inc.(1)	4,463	44,050
Samsung Electronics Co. Ltd.	5,855	6,311,766
Semtech Corp.(1)	4,486	128,793
Silicon Motion Technology Corp. ADR(1)	4,905	87,309
Skyworks Solutions, Inc.(1)	5,759	155,320
Spansion, Inc., Class A(1)	10,108	129,382
Standard Microsystems Corp.(1)	2,680	68,581
Taiwan Semiconductor Manufacturing Co. Ltd.	1,105,500	3,049,940
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	97,005	1,408,513
Teradyne, Inc.(1)	58,153	954,872
Ultratech, Inc.(1)	4,507	122,635
Xilinx, Inc.	72,325	2,670,962

		40,690,695

SOFTWARE — 2.2%
ACI Worldwide, Inc.(1)	358	13,525
Activision Blizzard, Inc.	136,880	1,635,716
Actuate Corp.(1)	7,821	47,239
Adobe Systems, Inc.(1)	20,400	670,956
Allot Communications Ltd.(1)	6,662	118,917
Bottomline Technologies, Inc.(1)	1,392	39,115
BroadSoft, Inc.(1)	1,515	55,101

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

CA, Inc.	6,691	$180,858
Cadence Design Systems, Inc.(1)	80,633	949,050
Cerner Corp.(1)	15,150	1,118,524
Check Point Software Technologies Ltd.(1)	62,358	3,626,741
Citrix Systems, Inc.(1)	25,100	1,875,974
Clicksoftware Technologies Ltd.	5,533	60,697
CommVault Systems, Inc.(1)	3,847	198,390
Compuware Corp.(1)	4,559	41,077
Fortinet, Inc.(1)	13,945	377,212
Glu Mobile, Inc.(1)	4,401	16,636
Intuit, Inc.	2,276	131,644
JDA Software Group, Inc.(1)	1,069	26,789
Kenexa Corp.(1)	7,400	205,646
Konami Corp.	32,900	904,153
Microsoft Corp.	326,063	10,349,240
Mitek Systems, Inc.(1)	6,946	72,238
NCSoft Corp.	751	185,950
NetScout Systems, Inc.(1)	3,022	64,157
NetSuite, Inc.(1)	26,700	1,273,590
Opnet Technologies, Inc.	1,860	53,103
Oracle Corp.	197,295	5,774,825
PROS Holdings, Inc.(1)	5,830	102,200
QLIK Technologies, Inc.(1)	7,838	237,256
Quest Software, Inc.(1)	17,879	357,938
Red Hat, Inc.(1)	10,848	536,542
SAP AG	33,880	2,286,255
Symantec Corp.(1)	104,443	1,863,263
Synopsys, Inc.(1)	844	25,717
TIBCO Software, Inc.(1)	3,768	109,159
Ultimate Software Group, Inc.(1)	876	61,162
Websense, Inc.(1)	5,345	96,263

		35,742,818

SPECIALTY RETAIL — 2.0%
America's Car-Mart, Inc.(1)	1,553	69,279
American Eagle Outfitters, Inc.	3,243	47,153
Best Buy Co., Inc.	76,392	1,886,882
Body Central Corp.(1)	1,407	39,171
Buckle, Inc. (The)	1,395	62,663
Cabela's, Inc.(1)	730	25,900
Cia Hering	39,100	1,049,649
Collective Brands, Inc.(1)	2,002	36,076
Cost Plus, Inc.(1)	3,815	50,129
Destination Maternity Corp.	2,936	52,789
DSW, Inc., Class A	14,300	806,520
Fast Retailing Co. Ltd.	5,000	1,035,183
Finish Line, Inc. (The), Class A	3,124	71,821
Foot Locker, Inc.	50,365	1,469,147
GameStop Corp., Class A	20,207	460,316
Genesco, Inc.(1)	2,762	188,203
GNC Holdings, Inc. Class A(1)	24,263	785,393

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Guess?, Inc.	1,015	$35,170
Home Depot, Inc. (The)	104,039	4,949,135
Inditex SA	15,180	1,401,747
Kingfisher plc	222,330	1,005,229
Lithia Motors, Inc., Class A	17,210	406,328
Lowe's Cos., Inc.	114,831	3,258,904
Men's Wearhouse, Inc. (The)	1,256	48,645
Mr Price Group Ltd.	63,110	749,562
Nitori Holdings Co. Ltd.	4,850	409,884
O'Reilly Automotive, Inc.(1)	30,166	2,609,359
Penske Automotive Group, Inc.	2,908	70,025
PetSmart, Inc.	65,665	3,660,167
RadioShack Corp.	7,898	55,997
Rent-A-Center, Inc.	1,050	37,191
Staples, Inc.	156,415	2,293,044
Tractor Supply Co.	26,879	2,297,348
Ulta Salon Cosmetics & Fragrance, Inc.(1)	22,300	1,856,252
Urban Outfitters, Inc.(1)	16,907	479,990
Williams-Sonoma, Inc.	1,483	57,244

		33,817,495

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
adidas AG	12,600	990,096
Burberry Group plc	54,687	1,228,462
Carter's, Inc.(1)	1,234	59,935
Coach, Inc.	15,463	1,157,251
Columbia Sportswear Co.	1,684	84,082
Culp, Inc.(1)	4,134	43,200
Deckers Outdoor Corp.(1)	2,400	179,424
Fossil, Inc.(1)	5,000	609,900
G-III Apparel Group Ltd.(1)	3,064	76,355
Hugo Boss AG Preference Shares	8,288	862,830
Iconix Brand Group, Inc.(1)	10,125	183,870
Lululemon Athletica, Inc.(1)	4,709	315,597
LVMH Moet Hennessy Louis Vuitton SA	8,660	1,457,213
Michael Kors Holdings Ltd.(1)	22,699	981,732
Movado Group, Inc.	1,624	34,754
Oxford Industries, Inc.	2,100	105,840
Swatch Group AG (The)	1,140	516,887
VF Corp.	4,400	642,620
Wolverine World Wide, Inc.	895	34,135

		9,564,183

THRIFTS AND MORTGAGE FINANCE — 0.2%
BankUnited, Inc.	5,575	128,392
Berkshire Hills Bancorp, Inc.	1,490	32,765
Brookline Bancorp., Inc.	4,154	38,134
Capitol Federal Financial, Inc.	76,450	893,700
Flushing Financial Corp.	2,046	26,496
Hudson City Bancorp., Inc.	124,287	851,366
Kaiser Federal Financial Group, Inc.	2,056	27,776

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Oritani Financial Corp.	1,952	$25,435
People's United Financial, Inc.	74,768	941,329
Provident Financial Services, Inc.	3,464	47,595
Rockville Financial, Inc.	2,783	32,144
Washington Federal, Inc.	2,750	44,550

		3,089,682

TOBACCO — 0.8%
Altria Group, Inc.	42,560	1,281,056
British American Tobacco plc	45,811	2,315,421
ITC Ltd.	131,796	558,405
Japan Tobacco, Inc.	350	1,860,007
Philip Morris International, Inc.	90,266	7,539,016

		13,553,905

TRADING COMPANIES AND DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	2,833	113,802
Barloworld Ltd.	67,619	802,846
Beacon Roofing Supply, Inc.(1)	4,883	115,141
DXP Enterprises, Inc.(1)	1,968	72,816
Fastenal Co.	22,200	1,169,496
H&E Equipment Services, Inc.(1)	5,106	88,283
Kaman Corp.	1,590	54,839
Lawson Products, Inc.	2,836	46,255
Mitsubishi Corp.	80,100	1,961,854
PT AKR Corporindo Tbk	485,500	193,769
Rush Enterprises, Inc., Class A(1)	3,466	82,560
SeaCube Container Leasing Ltd.	3,481	56,880
TAL International Group, Inc.	1,533	55,249
Titan Machinery, Inc.(1)	7,407	193,989
United Rentals, Inc.(1)	40,940	1,706,379
WESCO International, Inc.(1)	759	47,734
Wolseley plc	49,410	1,914,851

		8,676,743

TRANSPORTATION INFRASTRUCTURE†
Koninklijke Vopak NV	10,310	575,539

WATER UTILITIES†
Artesian Resources Corp., Class A	2,316	44,236

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Advanced Info Service PCL	96,600	510,689
America Movil SAB de CV Series L ADR	23,203	555,480
Crown Castle International Corp.(1)	31,489	1,631,445
ENTEL Chile SA	13,680	279,387
Millicom International Cellular SA	4,610	516,612
Mobile Telesystems OJSC ADR	38,469	702,059
MTN Group Ltd.	24,149	434,955
Rogers Communications, Inc., Class B	22,947	879,660
SBA Communications Corp., Class A(1)	45,013	2,112,460
SOFTBANK CORP.	16,700	497,364

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Telephone & Data Systems, Inc.	25,964	$656,110
Tim Participacoes SA ADR	22,957	689,858
Vodafone Group plc	482,900	1,301,024

		10,767,103

TOTAL COMMON STOCKS (Cost $835,550,904)		1,071,065,559

U.S. TREASURY SECURITIES — 9.9%

U.S. Treasury Bonds, 5.50%, 8/15/28(2)	$150,000	207,398
U.S. Treasury Bonds, 5.375%, 2/15/31(2)	650,000	904,820
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	5,400,000	6,773,625
U.S. Treasury Bonds, 4.375%, 5/15/41(2)	920,000	1,156,182
U.S. Treasury Bonds, 3.75%, 8/15/41(2)	300,000	339,609
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(2)	15,566,939	21,149,150
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(2)	939,690	1,292,514
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41(2)	2,782,377	3,840,331
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(2)	14,791,196	14,918,312
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(2)	6,673,000	6,899,255
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(2)	3,780,064	4,029,904
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(2)	15,462,333	17,894,032
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21(2)	8,253,040	9,431,681
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21(2)	9,211,776	10,121,439
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22(2)	1,545,459	1,609,570
U.S. Treasury Inflation Indexed Notes, 0.75%, 2/15/42	798,976	801,597
U.S. Treasury Notes, 0.75%, 8/15/13(2)	1,100,000	1,107,993
U.S. Treasury Notes, 0.75%, 9/15/13(2)	18,000,000	18,134,298
U.S. Treasury Notes, 0.50%, 8/15/14(2)	4,000,000	4,013,124
U.S. Treasury Notes, 0.50%, 10/15/14(2)	10,000,000	10,029,690
U.S. Treasury Notes, 2.625%, 12/31/14(2)	5,000,000	5,308,985
U.S. Treasury Notes, 1.25%, 9/30/15(2)	2,000,000	2,049,062
U.S. Treasury Notes, 1.50%, 6/30/16(2)	3,250,000	3,356,896
U.S. Treasury Notes, 0.875%, 2/28/17	1,750,000	1,750,548
U.S. Treasury Notes, 2.625%, 4/30/18(2)	555,000	603,649
U.S. Treasury Notes, 4.00%, 8/15/18(2)	250,000	293,477
U.S. Treasury Notes, 1.375%, 11/30/18(2)	2,000,000	2,005,470
U.S. Treasury Notes, 2.625%, 8/15/20(2)	1,000,000	1,073,594
U.S. Treasury Notes, 2.125%, 8/15/21(2)	10,650,000	10,861,339
U.S. Treasury Notes, 2.00%, 2/15/22(2)	600,000	601,125

TOTAL U.S. TREASURY SECURITIES (Cost $149,657,941)		162,558,669

CORPORATE BONDS — 8.8%

AEROSPACE AND DEFENSE — 0.1%
Alliant Techsystems, Inc., 6.75%, 4/1/16(2)	30,000	30,900
BE Aerospace, Inc., 6.875%, 10/1/20(2)	125,000	140,000
L-3 Communications Corp., 6.375%, 10/15/15(2)	112,000	114,800
L-3 Communications Corp., 4.75%, 7/15/20	130,000	134,843
Lockheed Martin Corp., 4.25%, 11/15/19(2)	220,000	240,248

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

Lockheed Martin Corp., 4.85%, 9/15/41(2)		$190,000	$204,054
Raytheon Co., 4.40%, 2/15/20(2)		170,000	191,106
United Technologies Corp., 6.05%, 6/1/36(2)		72,000	93,171
United Technologies Corp., 5.70%, 4/15/40(2)		120,000	154,484

			1,303,606

AIRLINES†
United Air Lines, Inc., 9.875%, 8/1/13(2)(3)		250,000	264,375

AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(2)(3)		150,000	155,250
American Axle & Manufacturing, Inc., 7.875%, 3/1/17(2)		150,000	156,000
Delphi Corp., 5.875%, 5/15/19(2)(3)		150,000	159,000
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20(2)		275,000	301,812
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22(2)		250,000	254,375
Tenneco, Inc., 6.875%, 12/15/20		250,000	269,375
TRW Automotive, Inc., 8.875%, 12/1/17(2)(3)		225,000	251,438
Visteon Corp., 6.75%, 4/15/19(2)		500,000	507,500

			2,054,750

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.375%, 3/18/13(2)(3)		310,000	315,610
American Honda Finance Corp., 2.50%, 9/21/15(2)(3)		390,000	403,507
Daimler Finance North America LLC, 2.625%, 9/15/16(3)		310,000	317,710
Ford Motor Co., 7.45%, 7/16/31(2)		200,000	257,750
Ford Motor Credit Co. LLC, 7.50%, 8/1/12		250,000	255,634
Ford Motor Credit Co. LLC, 3.875%, 1/15/15		250,000	256,480
Ford Motor Credit Co. LLC, 5.00%, 5/15/18(2)		150,000	158,508
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(2)(3)		100,000	100,977

			2,066,176

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(2)		610,000	804,148
Coca-Cola Co. (The), 1.80%, 9/1/16		260,000	267,638
Constellation Brands, Inc., 7.25%, 9/1/16(2)		125,000	141,875
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(2)		90,000	94,201
PepsiCo, Inc., 4.875%, 11/1/40(2)		80,000	91,423
Pernod-Ricard SA, 2.95%, 1/15/17(3)		190,000	194,001
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)		310,000	316,471
SABMiller Holdings, Inc., 4.95%, 1/15/42(3)		90,000	96,768

			2,006,525

BIOTECHNOLOGY†
Gilead Sciences, Inc., 4.40%, 12/1/21(2)		190,000	202,819

BUILDING PRODUCTS†
Boise Cascade LLC, 7.125%, 10/15/14(2)		269,000	272,363

CAPITAL MARKETS — 0.1%
Bank of Scotland plc, 3.25%, 1/25/13	EUR	170,000	230,846
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(2)		$500,000	581,726
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17(2)		120,000	123,689
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		200,000	199,816

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

Jefferies Group, Inc., 5.125%, 4/13/18		$180,000	$170,100
Merrill Lynch & Co., Inc., MTN, 5.45%, 7/15/14(2)		125,000	130,109

			1,436,286

CHEMICALS — 0.1%
CF Industries, Inc., 6.875%, 5/1/18		160,000	188,800
Dow Chemical Co. (The), 5.90%, 2/15/15(2)		320,000	361,462
Dow Chemical Co. (The), 2.50%, 2/15/16(2)		200,000	206,295
Ecolab, Inc., 4.35%, 12/8/21(2)		70,000	77,032
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18(2)		125,000	130,000
Lyondell Chemical Co., 8.00%, 11/1/17		136,000	152,660

			1,116,249

COMMERCIAL BANKS — 0.6%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21	GBP	100,000	168,807
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	200,000	271,221
Bank of America N.A., 5.30%, 3/15/17(2)		$1,344,000	1,367,859
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	217,612
BB&T Corp., 5.70%, 4/30/14(2)		140,000	153,990
BB&T Corp., 3.20%, 3/15/16		290,000	307,487
Caja de Ahorros y Pensiones de Barcelona, 5.00%, 2/22/16	EUR	150,000	208,820
Capital One Financial Corp., 4.75%, 7/15/21		$140,000	147,834
Fifth Third Bancorp, 6.25%, 5/1/13(2)		240,000	253,502
HSBC Bank plc, 3.50%, 6/28/15(2)(3)		230,000	238,656
Huntington Bancshares, Inc., 7.00%, 12/15/20(2)		50,000	56,627
Intesa Sanpaolo SpA, 5.00%, 1/27/21	EUR	200,000	267,923
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(2)		$400,000	430,992
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		420,000	435,026
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	275,000	412,834
LBG Capital No.1 plc, 7.875%, 11/1/20(2)(3)		$250,000	216,375
National Australia Bank Ltd., 2.75%, 9/28/15(2)(3)		200,000	203,453
Northern Trust Co. (The), 6.50%, 8/15/18(2)		250,000	309,394
Regions Bank, 6.45%, 6/26/37(2)		250,000	232,500
Regions Financial Corp., 5.75%, 6/15/15(2)		275,000	283,784
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31(2)		125,000	104,063
Royal Bank of Scotland plc (The), 3.95%, 9/21/15		340,000	342,761
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(2)		290,000	296,969
Royal Bank of Scotland plc (The), 5.625%, 8/24/20(2)		130,000	135,497
SunTrust Bank, 7.25%, 3/15/18(2)		240,000	277,281
SunTrust Banks, Inc., 3.60%, 4/15/16(2)		74,000	76,787
Toronto-Dominion Bank (The), 2.375%, 10/19/16		300,000	309,679
U.S. Bancorp., 3.44%, 2/1/16		180,000	186,289
Wachovia Bank N.A., 4.80%, 11/1/14(2)		839,000	903,374
Wachovia Bank N.A., 4.875%, 2/1/15(2)		312,000	337,716
Wells Fargo & Co., 3.68%, 3/15/12(2)		220,000	236,012
Wells Fargo Bank N.A., 5.75%, 5/16/16(2)		250,000	282,205

			9,673,329

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 6.75%, 1/31/14(2)		14,000	14,105
Emergency Medical Services Corp., 8.125%, 6/1/19(2)		250,000	263,750

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Republic Services, Inc., 3.80%, 5/15/18(2)	$100,000	$108,329
Republic Services, Inc., 5.50%, 9/15/19(2)	440,000	508,622
Republic Services, Inc., 6.20%, 3/1/40(2)	280,000	351,671
ServiceMaster Co., 8.00%, 2/15/20(2)(3)	250,000	265,000
Waste Management, Inc., 6.125%, 11/30/39(2)	240,000	298,322

		1,809,799

COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29(2)	150,000	116,250
American Tower Corp., 4.625%, 4/1/15(2)	350,000	371,398
Avaya, Inc., 7.00%, 4/1/19(2)(3)	160,000	163,000
Cisco Systems, Inc., 5.90%, 2/15/39(2)	300,000	380,658

		1,031,306

COMPUTERS AND PERIPHERALS†
Seagate Technology HDD Holdings, 6.80%, 10/1/16(2)	100,000	111,750

CONSTRUCTION MATERIALS†
Nortek, Inc., 8.50%, 4/15/21(2)	125,000	121,563
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20(2)(3)	250,000	259,375
USG Corp., 8.375%, 10/15/18(2)(3)	100,000	103,500
Vulcan Materials Co., 7.00%, 6/15/18(2)	100,000	108,000

		592,438

CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 6.00%, 9/13/17(2)	250,000	293,643
American Express Credit Corp., 2.80%, 9/19/16	190,000	197,091
American Express Credit Corp., MTN, 2.75%, 9/15/15(2)	320,000	333,211
Capital One Bank USA N.A., 8.80%, 7/15/19(2)	180,000	220,232
CIT Group, Inc., 4.75%, 2/15/15(2)(3)	350,000	356,125
CIT Group, Inc., 7.00%, 5/2/16(3)	510,000	511,913
CIT Group, Inc., 7.00%, 5/2/17(3)	250,000	250,625
Credit Suisse (New York), 6.00%, 2/15/18(2)	180,000	189,842
Credit Suisse (New York), 5.30%, 8/13/19(2)	460,000	490,939
PNC Bank N.A., 6.00%, 12/7/17(2)	640,000	728,181
SLM Corp., 6.25%, 1/25/16(2)	190,000	198,741
SLM Corp., MTN, 5.00%, 10/1/13(2)	270,000	277,155
Springleaf Finance Corp., Series 1, MTN, 4.875%, 7/15/12(2)	500,000	481,250
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15(2)	250,000	199,375

		4,728,323

CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19(2)	125,000	133,750
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)(3)	400,000	432,000
Ball Corp., 7.125%, 9/1/16(2)	200,000	220,000
Ball Corp., 5.00%, 3/15/22(4)	125,000	127,969
Berry Plastics Corp., 4.42%, 9/15/14(2)	125,000	120,312
Crown Americas LLC / Crown Americas Capital Corp. II, 7.625%, 5/15/17(2)	250,000	274,375
Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14(2)	477,000	488,925

		1,797,331

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 0.8%
Ally Financial, Inc., 8.30%, 2/12/15(2)	$350,000	$387,625
Ally Financial, Inc., 5.50%, 2/15/17	250,000	253,511
Ally Financial, Inc., 6.25%, 12/1/17(2)	275,000	285,317
Bank of America Corp., 6.50%, 8/1/16(2)	510,000	551,870
Bank of America Corp., 5.75%, 12/1/17(2)	500,000	524,127
BankAmerica Capital II, 8.00%, 12/15/26(2)	300,000	302,625
Citigroup, Inc., 6.01%, 1/15/15(2)	510,000	555,830
Citigroup, Inc., 4.75%, 5/19/15	130,000	137,867
Citigroup, Inc., 4.45%, 1/10/17	50,000	52,837
Citigroup, Inc., 6.125%, 5/15/18(2)	1,050,000	1,174,515
Citigroup, Inc., 4.50%, 1/14/22	160,000	164,647
Citigroup, Inc., 5.875%, 1/30/42	60,000	64,015
Deutsche Bank AG (London), 3.875%, 8/18/14(2)	370,000	386,740
General Electric Capital Corp., 3.75%, 11/14/14(2)	400,000	427,856
General Electric Capital Corp., 2.25%, 11/9/15(2)	330,000	339,742
General Electric Capital Corp., 5.625%, 9/15/17(2)	670,000	773,463
General Electric Capital Corp., 4.375%, 9/16/20(2)	600,000	640,889
General Electric Capital Corp., 5.30%, 2/11/21(2)	120,000	132,414
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(2)	500,000	502,317
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(2)	1,110,000	1,265,079
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(2)	140,000	144,767
HSBC Holdings plc, 5.10%, 4/5/21	170,000	186,344
HSBC Holdings plc, 6.80%, 6/1/38(2)	130,000	148,553
JPMorgan Chase & Co., 3.45%, 3/1/16	110,000	114,381
JPMorgan Chase & Co., 6.00%, 1/15/18(2)	1,370,000	1,589,578
Morgan Stanley, 4.20%, 11/20/14(2)	125,000	125,547
Morgan Stanley, 6.00%, 4/28/15(2)	190,000	200,299
Morgan Stanley, 6.625%, 4/1/18(2)	820,000	870,636
Morgan Stanley, 5.625%, 9/23/19(2)	300,000	300,336
UBS AG (Stamford Branch), 2.25%, 8/12/13(2)	120,000	120,412
UBS AG (Stamford Branch), 5.875%, 12/20/17(2)	510,000	566,562

		13,290,701

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 3.875%, 8/15/21(2)	100,000	107,866
AT&T, Inc., 6.80%, 5/15/36(2)	100,000	128,093
AT&T, Inc., 6.55%, 2/15/39(2)	685,000	874,997
British Telecommunications plc, 5.95%, 1/15/18(2)	420,000	491,362
CenturyLink, Inc., 6.15%, 9/15/19(2)	220,000	231,396
CenturyLink, Inc., Series P, 7.60%, 9/15/39(2)	12,000	12,323
Cincinnati Bell, Inc., 8.75%, 3/15/18(2)	150,000	143,625
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(2)	240,000	291,742
France Telecom SA, 4.375%, 7/8/14(2)	610,000	652,734
Frontier Communications Corp., 6.25%, 1/15/13(2)	260,000	269,750
Frontier Communications Corp., 7.125%, 3/15/19(2)	200,000	205,500
Intelsat Jackson Holdings SA, 11.25%, 6/15/16(2)	300,000	318,000
Intelsat Jackson Holdings SA, 7.25%, 4/1/19(2)	100,000	105,500
Intelsat Luxembourg SA, 11.25%, 2/4/17(2)	250,000	258,437

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Sprint Capital Corp., 8.75%, 3/15/32(2)	$500,000	$447,500
Telecom Italia Capital SA, 6.18%, 6/18/14(2)	440,000	454,300
Telecom Italia Capital SA, 4.95%, 9/30/14(2)	125,000	126,406
Telecom Italia Capital SA, 7.00%, 6/4/18(2)	50,000	51,750
Telefonica Emisiones SAU, 5.88%, 7/15/19(2)	570,000	594,868
Verizon Communications, Inc., 8.75%, 11/1/18(2)	600,000	827,380
Virgin Media Finance plc, 9.50%, 8/15/16(2)	350,000	400,750
Windstream Corp., 7.875%, 11/1/17(2)	210,000	237,825

		7,232,104

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 8.00%, 10/15/17(2)	500,000	578,750
Edison Mission Energy, 7.00%, 5/15/17(2)	325,000	219,375

		798,125

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20(2)	275,000	294,250
Sanmina-SCI Corp., 7.00%, 5/15/19(2)(3)	125,000	128,750

		423,000

ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19(2)	250,000	258,750
Ensco plc, 3.25%, 3/15/16(2)	170,000	177,599
Noble Holding International Ltd., 3.95%, 3/15/22(2)	60,000	61,822
Pioneer Drilling Co., 9.875%, 3/15/18(2)	100,000	107,500
Transocean, Inc., 6.50%, 11/15/20(2)	150,000	175,187
Transocean, Inc., 6.375%, 12/15/21(2)	60,000	70,920
Weatherford International Ltd., 9.625%, 3/1/19(2)	320,000	434,032

		1,285,810

FOOD AND STAPLES RETAILING — 0.2%
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(2)(3)	130,000	137,150
CVS Caremark Corp., 6.60%, 3/15/19(2)	570,000	715,329
Ingles Markets, Inc., 8.875%, 5/15/17(2)	500,000	551,250
Kroger Co. (The), 6.40%, 8/15/17(2)	320,000	388,656
Rite Aid Corp., 9.25%, 3/15/20(2)(3)	125,000	126,875
Safeway, Inc., 4.75%, 12/1/21	100,000	105,533
SUPERVALU, Inc., 8.00%, 5/1/16(2)	155,000	161,781
Susser Holdings LLC / Susser Finance Corp., 8.50%, 5/15/16	175,000	192,938
Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)	104,000	127,922
Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)	80,000	105,684
Wal-Mart Stores, Inc., 5.625%, 4/1/40(2)	340,000	431,324
Wal-Mart Stores, Inc., 5.00%, 10/25/40(2)	240,000	279,781

		3,324,223

FOOD PRODUCTS — 0.2%
Bumble Bee Acquisition Corp., 9.00%, 12/15/17(2)(3)	143,000	150,865
Del Monte Corp., 7.625%, 2/15/19(2)	160,000	161,200
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)(3)	250,000	258,750
Kellogg Co., 4.45%, 5/30/16(2)	500,000	558,194

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Kraft Foods, Inc., 6.125%, 2/1/18(2)	$170,000	$204,079
Kraft Foods, Inc., 5.375%, 2/10/20(2)	600,000	700,541
Mead Johnson Nutrition Co., 3.50%, 11/1/14(2)	220,000	229,052
Post Holdings, Inc., 7.375%, 2/15/22(3)	250,000	266,875

		2,529,556

GAS UTILITIES — 0.3%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(2)	680,000	808,995
El Paso Corp., 6.875%, 6/15/14(2)	100,000	108,732
El Paso Corp., 7.25%, 6/1/18(2)	275,000	312,744
Enbridge Energy Partners LP, 6.50%, 4/15/18(2)	240,000	283,679
Enbridge Energy Partners LP, 5.50%, 9/15/40(2)	150,000	168,490
Enterprise Products Operating LLC, 6.30%, 9/15/17(2)	580,000	686,646
Enterprise Products Operating LLC, 5.95%, 2/1/41(2)	180,000	212,169
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(2)	510,000	609,763
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(2)	260,000	295,825
Magellan Midstream Partners LP, 6.55%, 7/15/19(2)	200,000	239,619
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22(2)	250,000	269,375
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(2)	100,000	106,283
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(2)	510,000	657,350
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)(3)	250,000	242,500
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22(2)(3)	300,000	317,250
Williams Partners LP, 4.125%, 11/15/20(2)	220,000	232,657

		5,552,077

HEALTH CARE EQUIPMENT AND SUPPLIES†
Biomet, Inc., 10.00%, 10/15/17(2)	200,000	218,250
Covidien International Finance SA, 1.875%, 6/15/13(2)	310,000	314,123
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(2)(3)	125,000	131,250

		663,623

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Apria Healthcare Group, Inc., 11.25%, 11/1/14(2)	125,000	132,500
Aristotle Holding, Inc., 3.90%, 2/15/22(3)	200,000	204,872
CHS/Community Health Systems, Inc., 8.875%, 7/15/15(2)	90,000	94,500
DaVita, Inc., 6.375%, 11/1/18(2)	175,000	185,937
DaVita, Inc., 6.625%, 11/1/20(2)	500,000	538,750
Express Scripts, Inc., 7.25%, 6/15/19(2)	630,000	783,975
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	500,000	533,750
HCA Holdings, Inc., 7.75%, 5/15/21(2)	250,000	264,375
HCA, Inc., 5.75%, 3/15/14(2)	125,000	130,469
HCA, Inc., 6.50%, 2/15/16(2)	200,000	213,000
HCA, Inc., 8.50%, 4/15/19(2)	125,000	140,625
HCA, Inc., 7.875%, 2/15/20(2)	400,000	443,000
HCA, Inc., 7.50%, 2/15/22(2)	125,000	135,625
Healthsouth Corp., 8.125%, 2/15/20(2)	250,000	276,094
Medco Health Solutions, Inc., 7.25%, 8/15/13(2)	700,000	754,395
Tenet Healthcare Corp., 8.875%, 7/1/19	400,000	458,000
Universal Health Services, Inc., 7.00%, 10/1/18(2)	150,000	161,250

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.75%, 2/1/19(2)	$75,000	$77,250
WellPoint, Inc., 5.80%, 8/15/40(2)	100,000	123,152

		5,651,519

HOTELS, RESTAURANTS AND LEISURE — 0.2%
Ameristar Casinos, Inc., 7.50%, 4/15/21	200,000	217,000
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17(2)	500,000	550,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(2)	225,000	174,937
Chester Downs & Marina LLC, 9.25%, 2/1/20(2)(3)	300,000	315,000
CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 1/15/16(2)	75,000	79,500
McDonald's Corp., 5.35%, 3/1/18(2)	140,000	169,895
MGM Resorts International, 6.75%, 9/1/12(2)	350,000	358,969
MGM Resorts International, 7.625%, 1/15/17(2)	125,000	128,125
Pinnacle Entertainment, Inc., 8.75%, 5/15/20(2)	200,000	212,500
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18(2)	250,000	291,875
Station Casinos LLC, 3.65%, 6/18/18(2)(3)	125,000	84,688
Universal City Development Partners Ltd/UCDP Finance, Inc., 8.875%, 11/15/15(2)	130,000	142,757
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20(2)	425,000	481,312

		3,206,558

HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16(2)	125,000	117,656
D.R. Horton, Inc., 5.625%, 9/15/14(2)	70,000	74,025
K Hovnanian Enterprises, Inc., 10.625%, 10/15/16(2)	125,000	117,031
KB Home, 6.25%, 6/15/15(2)	375,000	376,875
Lennar Corp., Series B, 5.60%, 5/31/15(2)	275,000	288,063
Standard Pacific Corp., 8.375%, 5/15/18(2)	400,000	430,000
Toll Brothers Finance Corp., 6.75%, 11/1/19(2)	170,000	184,821

		1,588,471

HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	400,000	408,000
Jarden Corp., 6.125%, 11/15/22(2)	500,000	531,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19(2)(3)	500,000	531,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19(3)	125,000	129,375
Yankee Candle Co., Inc., Series B, 8.50%, 2/15/15(2)	100,000	102,626

		1,702,813

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)(3)	275,000	314,187
General Electric Co., 5.25%, 12/6/17(2)	550,000	650,041
Harland Clarke Holdings Corp., 9.50%, 5/15/15(2)	270,000	213,975
Schaeffler Finance BV, 7.75%, 2/15/17(2)(3)	125,000	133,594
SPX Corp., 7.625%, 12/15/14(2)	125,000	140,937

		1,452,734

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

INSURANCE — 0.3%
Allstate Corp. (The), 7.45%, 5/16/19	$380,000	$482,894
Allstate Corp. (The), 5.20%, 1/15/42(2)	130,000	142,812
American International Group, Inc., 3.65%, 1/15/14	110,000	112,055
American International Group, Inc., 5.85%, 1/16/18(2)	560,000	605,378
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(2)	180,000	197,447
CNA Financial Corp., 5.875%, 8/15/20(2)	120,000	130,550
CNA Financial Corp., 5.75%, 8/15/21	70,000	75,242
Genworth Financial, Inc., 7.20%, 2/15/21(2)	110,000	111,282
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(2)	310,000	319,544
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(2)	160,000	173,065
International Lease Finance Corp., 8.75%, 3/15/17(2)	375,000	424,688
International Lease Finance Corp., 8.25%, 12/15/20(2)	375,000	418,961
Liberty Mutual Group, Inc., 5.00%, 6/1/21(2)(3)	142,000	141,927
Lincoln National Corp., 6.25%, 2/15/20(2)	300,000	344,313
MetLife, Inc., 6.75%, 6/1/16(2)	500,000	599,040
Prudential Financial, Inc., 5.375%, 6/21/20(2)	110,000	124,258
Prudential Financial, Inc., 5.40%, 6/13/35(2)	600,000	618,503
Prudential Financial, Inc., 5.625%, 5/12/41(2)	100,000	107,600
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(2)(3)	230,000	209,771

		5,339,330

INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21(2)	75,000	83,063
Google, Inc., 2.125%, 5/19/16(2)	190,000	198,804

		281,867

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 7.625%, 7/15/17	125,000	137,031
First Data Corp., 9.875%, 9/24/15(2)	425,000	434,562
First Data Corp., 7.375%, 6/15/19(2)(3)	150,000	152,438
International Business Machines Corp., 1.95%, 7/22/16	610,000	631,396
SunGard Data Systems, Inc., 10.25%, 8/15/15(2)	200,000	209,500

		1,564,927

MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17(2)	100,000	118,000
Deere & Co., 5.375%, 10/16/29(2)	410,000	504,305
Dematic SA, 8.75%, 5/1/16(2)(3)	125,000	130,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21(2)	130,000	139,912

		892,217

MEDIA — 0.9%
AMC Entertainment, Inc., 9.75%, 12/1/20	250,000	235,000
Cablevision Systems Corp., 8.625%, 9/15/17(2)	250,000	283,125
CBS Corp., 4.30%, 2/15/21(2)	280,000	298,045
CCO Holdings LLC/CCO Holdings Capital Corp., 7.875%, 4/30/18(2)	375,000	411,562
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(2)(3)	200,000	172,000
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17(2)(3)	125,000	134,688
Cinemark USA, Inc., 8.625%, 6/15/19(2)	150,000	167,625

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Clear Channel Communications, Inc., 10.75%, 8/1/16(2)	$225,000	$184,500
Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15(2)(3)	400,000	391,000
Comcast Corp., 5.90%, 3/15/16(2)	720,000	838,246
Comcast Corp., 6.50%, 11/15/35(2)	130,000	161,706
Comcast Corp., 6.40%, 5/15/38(2)	170,000	211,771
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(2)	240,000	261,668
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(2)	570,000	634,242
Discovery Communications LLC, 5.625%, 8/15/19(2)	130,000	152,557
DISH DBS Corp., 7.125%, 2/1/16(2)	125,000	138,750
DISH DBS Corp., 6.75%, 6/1/21(2)	600,000	669,000
Embarq Corp., 7.08%, 6/1/16(2)	242,000	269,827
Gray Television, Inc., 10.50%, 6/29/15(2)	125,000	132,656
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(2)	750,000	862,500
Lamar Media Corp., 7.875%, 4/15/18(2)	200,000	221,000
Lamar Media Corp., 5.875%, 2/1/22(2)(3)	250,000	262,188
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22(2)(3)	250,000	254,375
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)(3)	250,000	245,000
NBCUniversal Media LLC, 5.15%, 4/30/20(2)	150,000	173,682
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	285,259
News America, Inc., 4.50%, 2/15/21(2)	230,000	248,336
News America, Inc., 6.90%, 8/15/39(2)	260,000	323,324
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 4/15/17(2)	275,000	295,625
Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16(2)	82,000	95,325
Omnicom Group, Inc., 4.45%, 8/15/20(2)	275,000	302,908
PAETEC Holding Corp., 8.875%, 6/30/17(2)	125,000	136,875
Qwest Corp., 7.50%, 10/1/14(2)	270,000	301,196
Sable International Finance Ltd., 8.75%, 2/1/20(3)	125,000	133,438
Sinclair Television Group, Inc., 8.375%, 10/15/18(2)	250,000	273,125
Sirius XM Radio, Inc., 8.75%, 4/1/15(2)(3)	450,000	513,000
Time Warner Cable, Inc., 6.75%, 7/1/18(2)	630,000	775,417
Time Warner, Inc., 3.15%, 7/15/15(2)	310,000	329,504
Time Warner, Inc., 7.70%, 5/1/32(2)	390,000	531,901
Univision Communications, Inc., 6.875%, 5/15/19(2)(3)	225,000	230,625
UPCB Finance VI Ltd., 6.875%, 1/15/22(3)	250,000	258,125
Viacom, Inc., 4.375%, 9/15/14(2)	220,000	238,050
Viacom, Inc., 4.50%, 3/1/21(2)	250,000	275,090
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	257,500
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	250,000	244,375
WMG Acquisition Corp., 9.50%, 6/15/16	450,000	499,500

		14,315,211

METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20(2)	150,000	151,688
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(2)	300,000	309,305
ArcelorMittal, 9.85%, 6/1/19(2)	220,000	267,145
ArcelorMittal, 5.25%, 8/5/20(2)	190,000	187,503
Barrick North America Finance LLC, 4.40%, 5/30/21	200,000	220,465
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21(2)	200,000	206,808
FMG Resources Pty Ltd., 6.875%, 2/1/18(2)(3)	500,000	530,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(2)	420,000	439,656
Newmont Mining Corp., 6.25%, 10/1/39(2)	230,000	284,358

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Novelis, Inc., 8.375%, 12/15/17(2)	$300,000	$330,000
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(2)	120,000	125,608
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	210,000	224,314
Teck Resources Ltd., 3.15%, 1/15/17	160,000	166,016
Vale Overseas Ltd., 5.625%, 9/15/19(2)	440,000	501,391
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	129,007

		4,073,264

MULTI-UTILITIES — 0.4%
Calpine Construction Finance Co. LP/CCFC Finance Corp., 8.00%, 6/1/16(2)(3)	400,000	437,000
Carolina Power & Light Co., 5.15%, 4/1/15(2)	267,000	298,775
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(2)	202,000	225,496
Dominion Resources, Inc., 6.40%, 6/15/18(2)	360,000	446,354
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	77,973
Duke Energy Corp., 3.95%, 9/15/14(2)	270,000	290,000
Edison International, 3.75%, 9/15/17(2)	200,000	212,863
Energy Future Holdings Corp., 10.875%, 11/1/17(2)	35,000	29,925
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	489,000	533,621
FirstEnergy Solutions Corp., 6.05%, 8/15/21(2)	600,000	684,984
Florida Power Corp., 6.35%, 9/15/37(2)	510,000	688,569
GenOn Energy, Inc., 7.625%, 6/15/14(2)	350,000	358,750
GenOn Energy, Inc., 9.50%, 10/15/18(2)	250,000	240,000
Nisource Finance Corp., 4.45%, 12/1/21	100,000	106,069
Pacific Gas & Electric Co., 5.80%, 3/1/37(2)	81,000	99,925
PG&E Corp., 5.75%, 4/1/14(2)	100,000	109,336
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	79,429
Sempra Energy, 8.90%, 11/15/13(2)	300,000	335,236
Sempra Energy, 6.50%, 6/1/16(2)	260,000	309,098
Southern California Edison Co., 5.625%, 2/1/36(2)	161,000	201,886
Southern Power Co., 5.15%, 9/15/41	60,000	65,096
Teco Finance, Inc., 6.75%, 5/1/15(2)	40,000	44,593
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)(3)	125,000	85,000

		5,959,978

MULTILINE RETAIL†
JC Penney Corp., Inc., 7.65%, 8/15/16(2)	125,000	138,125
JC Penney Corp., Inc., Series A, 6.875%, 10/15/15(2)	25,000	27,188
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(2)	395,000	395,378

		560,691

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13(2)	160,000	168,070

OIL, GAS AND CONSUMABLE FUELS — 0.8%
Alpha Natural Resources, Inc., 6.00%, 6/1/19(2)	330,000	323,400
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	350,000	361,375
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	126,875
Anadarko Petroleum Corp., 5.95%, 9/15/16(2)	30,000	34,771
Anadarko Petroleum Corp., 6.45%, 9/15/36(2)	300,000	367,917

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Arch Coal, Inc., 8.75%, 8/1/16(2)	$225,000	$248,625
Arch Western Finance LLC, 6.75%, 7/1/13(2)	141,000	142,057
Bill Barrett Corp., 9.875%, 7/15/16(2)	275,000	305,250
BP Capital Markets plc, 3.20%, 3/11/16(2)	190,000	203,258
BP Capital Markets plc, 2.25%, 11/1/16	260,000	269,103
BP Capital Markets plc, 4.50%, 10/1/20(2)	150,000	169,482
Chesapeake Energy Corp., 7.625%, 7/15/13(2)	125,000	133,125
Chesapeake Energy Corp., 9.50%, 2/15/15(2)	125,000	144,375
Chesapeake Energy Corp., 6.625%, 8/15/20(2)	200,000	210,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19(2)(3)	275,000	281,875
ConocoPhillips, 5.75%, 2/1/19(2)	420,000	517,571
ConocoPhillips Holding Co., 6.95%, 4/15/29(2)	110,000	150,423
Consol Energy, Inc., 8.00%, 4/1/17(2)	400,000	437,000
Devon Energy Corp., 5.60%, 7/15/41(2)	210,000	250,951
Encore Acquisition Co., 9.50%, 5/1/16(2)	125,000	140,313
EOG Resources, Inc., 5.625%, 6/1/19(2)	380,000	455,221
Hess Corp., 6.00%, 1/15/40(2)	230,000	279,441
Marathon Petroleum Corp., 3.50%, 3/1/16(2)	70,000	72,650
Marathon Petroleum Corp., 5.125%, 3/1/21(2)	230,000	250,171
Nexen, Inc., 5.875%, 3/10/35(2)	180,000	194,673
Noble Energy, Inc., 4.15%, 12/15/21	330,000	346,262
Peabody Energy Corp., 6.00%, 11/15/18(2)(3)	250,000	263,125
Peabody Energy Corp., 6.50%, 9/15/20(2)	50,000	54,313
Pemex Project Funding Master Trust, 6.625%, 6/15/35(2)	70,000	80,500
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(2)	390,000	430,950
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	334,742
Petroleos Mexicanos, 6.00%, 3/5/20(2)	190,000	216,125
Quicksilver Resources, Inc., 8.25%, 8/1/15(2)	125,000	127,813
Sabine Pass LNG LP, 7.50%, 11/30/16(2)	350,000	378,000
Samson Investment Co., 9.75%, 2/15/20(2)(3)	125,000	131,719
SandRidge Energy, Inc., 8.75%, 1/15/20(2)	175,000	187,250
Shell International Finance BV, VRN, 0.92%, 6/22/12(2)	3,000,000	3,006,411
Suncor Energy, Inc., 6.10%, 6/1/18(2)	266,000	324,995
Suncor Energy, Inc., 6.85%, 6/1/39(2)	100,000	135,892
Talisman Energy, Inc., 7.75%, 6/1/19(2)	400,000	501,848
Venoco, Inc., 8.875%, 2/15/19(2)	160,000	145,600

		12,735,447

PAPER AND FOREST PRODUCTS — 0.1%
Domtar Corp., 9.50%, 8/1/16(2)	250,000	305,000
Georgia-Pacific LLC, 7.70%, 6/15/15(2)	550,000	647,174
International Paper Co., 4.75%, 2/15/22	190,000	207,329

		1,159,503

PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21(2)	160,000	173,200

PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(2)	15,000	18,222
AstraZeneca plc, 5.40%, 9/15/12(2)	580,000	595,539

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

AstraZeneca plc, 5.90%, 9/15/17(2)	$450,000	$549,126
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20(2)	450,000	495,562
Roche Holdings, Inc., 6.00%, 3/1/19(2)(3)	480,000	590,365
Roche Holdings, Inc., 7.00%, 3/1/39(2)(3)	230,000	328,607
Sanofi, 4.00%, 3/29/21(2)	143,000	159,003
Valeant Pharmaceuticals International, 6.50%, 7/15/16(2)(3)	200,000	205,000
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14(2)	438,000	467,934

		3,409,358

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
HCP, Inc., 3.75%, 2/1/16(2)	110,000	114,264
HCP, Inc., 5.375%, 2/1/21	125,000	137,220
Host Hotels & Resorts LP, 6.75%, 6/1/16(2)	250,000	259,687
Kimco Realty Corp., 6.875%, 10/1/19(2)	150,000	176,791
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21(2)	125,000	133,516
Sabra Health Care LP/Sabra Capital Corp., 8.125%, 11/1/18(2)	500,000	538,750
Simon Property Group LP, 5.10%, 6/15/15(2)	300,000	332,854
UDR, Inc., 4.25%, 6/1/18(2)	170,000	176,243
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(2)	270,000	277,671
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(2)	90,000	92,875
Ventas Realty LP/Ventas Capital Corp., 4.25%, 3/1/22	140,000	139,361
WEA Finance LLC, 4.625%, 5/10/21(2)(3)	330,000	348,663

		2,727,895

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CB Richard Ellis Services, Inc., 11.625%, 6/15/17(2)	100,000	116,000
ProLogis LP, 6.625%, 12/1/19(2)	260,000	292,744

		408,744

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(2)	265,000	279,769
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(2)	100,000	110,065
CSX Corp., 4.25%, 6/1/21(2)	60,000	65,777
CSX Corp., 4.75%, 5/30/42	160,000	167,313
Union Pacific Corp., 4.75%, 9/15/41	220,000	240,576

		863,500

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 0.1%
Advanced Micro Devices, Inc., 8.125%, 12/15/17(2)	375,000	413,437
Freescale Semiconductor, Inc., 9.25%, 4/15/18(2)(3)	350,000	386,750
Freescale Semiconductor, Inc., 8.05%, 2/1/20(2)	300,000	298,500

		1,098,687

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17(2)	571,000	649,569
Oracle Corp., 5.375%, 7/15/40(2)	660,000	804,089

		1,453,658

SPECIALTY RETAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18(2)	125,000	136,875

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

Hertz Corp. (The), 6.75%, 4/15/19(2)		$125,000	$131,563
Hertz Corp. (The), 7.375%, 1/15/21(2)		200,000	217,500
Home Depot, Inc. (The), 5.95%, 4/1/41(2)		140,000	180,905
Michaels Stores, Inc., 11.375%, 11/1/16(2)		250,000	266,225
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)(3)		275,000	303,875
Rent-A-Center, Inc., 6.625%, 11/15/20(2)		325,000	340,031
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%, 12/1/14(2)		243,000	252,112
Stewart Enterprises, Inc., 6.50%, 4/15/19(2)		60,000	63,300
Toys "R" Us Property Co. I LLC, 10.75%, 7/15/17		500,000	556,875
United Rentals (North America), Inc., 8.375%, 9/15/20(2)		250,000	260,000

			2,709,261

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21(2)		190,000	190,834
Gymboree Corp., 9.125%, 12/1/18(2)		250,000	225,000
Hanesbrands, Inc., 6.375%, 12/15/20(2)		275,000	288,750
Ltd. Brands, Inc., 6.625%, 4/1/21(2)		200,000	221,000
Phillips-Van Heusen Corp., 7.375%, 5/15/20(2)		500,000	557,500
Polymer Group, Inc., 7.75%, 2/1/19		335,000	360,125

			1,843,209

THRIFTS AND MORTGAGE FINANCE†
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	200,000	285,122
Cie de Financement Foncier, MTN, 4.50%, 5/16/18		165,000	238,335

			523,457

TOBACCO†
Altria Group, Inc., 10.20%, 2/6/39(2)		$150,000	239,362
Philip Morris International, Inc., 4.125%, 5/17/21(2)		280,000	310,233

			549,595

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32(2)		250,000	369,391
America Movil SAB de CV, 5.00%, 3/30/20(2)		200,000	228,079
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(2)		230,000	319,780
Cricket Communications, Inc., 7.75%, 10/15/20(2)		500,000	499,375
MetroPCS Wireless, Inc., 7.875%, 9/1/18(2)		250,000	269,375
Nextel Communications, Inc., 7.375%, 8/1/15(2)		1,100,000	1,091,750
Sprint Nextel Corp., 7.00%, 3/1/20(3)(4)		250,000	254,687
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)(3)		130,000	129,968
Vodafone Group plc, 5.625%, 2/27/17(2)		230,000	272,949

			3,435,354

TOTAL CORPORATE BONDS (Cost $135,372,083)			145,415,162

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 5.5%

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.3%
FHLMC, 6.50%, 12/1/12(2)	$307	$311
FHLMC, 7.00%, 6/1/14(2)	10,825	11,468
FHLMC, 6.50%, 6/1/16(2)	53,355	58,842
FHLMC, 6.50%, 6/1/16(2)	61,842	67,627
FHLMC, 4.50%, 1/1/19(2)	1,033,904	1,110,374
FHLMC, 5.00%, 10/1/19(2)	29,640	32,011
FHLMC, 5.00%, 11/1/19(2)	140,340	151,568
FHLMC, 5.50%, 11/1/19(2)	4,497	4,917
FHLMC, 5.50%, 11/1/19(2)	5,655	6,184
FHLMC, 5.50%, 11/1/19(2)	5,718	6,253
FHLMC, 5.50%, 11/1/19(2)	6,855	7,496
FHLMC, 5.50%, 11/1/19(2)	3,860	4,217
FHLMC, 5.50%, 12/1/19(2)	5,519	6,035
FHLMC, 5.00%, 2/1/20(2)	9,410	10,248
FHLMC, 5.00%, 2/1/20(2)	3,079	3,353
FHLMC, 5.50%, 3/1/20(2)	11,028	12,059
FHLMC, 5.50%, 3/1/20(2)	7,325	8,009
FHLMC, 5.50%, 3/1/20(2)	19,676	21,516
FHLMC, 5.00%, 5/1/20(2)	5,771	6,285
FHLMC, 5.00%, 5/1/20(2)	15,063	16,405
FHLMC, 5.00%, 5/1/20(2)	25,955	28,266
FHLMC, 4.50%, 7/1/20(2)	100,672	107,992
FHLMC, 4.00%, 10/1/20(2)	34,077	36,347
FHLMC, 5.00%, 4/1/21(2)	3,591,147	3,878,459
FHLMC, 8.00%, 6/1/26(2)	5,485	5,779
FHLMC, 8.00%, 6/1/26(2)	1,321	1,587
FHLMC, 8.00%, 7/1/26(2)	1,386	1,394
FHLMC, 7.00%, 8/1/29(2)	4,843	5,653
FHLMC, 7.50%, 8/1/29(2)	22,909	24,898
FHLMC, 8.00%, 7/1/30(2)	28,117	34,366
FHLMC, 6.50%, 6/1/31(2)	93,288	106,060
FHLMC, 5.50%, 12/1/33(2)	724,424	799,615
FHLMC, 6.50%, 5/1/34(2)	22,876	25,937
FHLMC, 5.50%, 6/1/35(2)	83,361	90,789
FHLMC, 5.00%, 9/1/35(2)	42,604	45,999
FHLMC, 5.00%, 9/1/35(2)	30,249	32,659
FHLMC, 5.50%, 10/1/35(2)	177,092	194,145
FHLMC, 5.50%, 10/1/35(2)	58,283	63,896
FHLMC, 5.00%, 11/1/35(2)	319,050	348,362
FHLMC, 5.00%, 11/1/35(2)	307,244	341,137
FHLMC, 6.50%, 3/1/36(2)	25,666	28,940
FHLMC, 6.50%, 3/1/36(2)	14,002	15,787
FHLMC, 5.50%, 1/1/38(2)	1,243,610	1,353,065
FHLMC, 6.00%, 2/1/38	579,104	637,661
FHLMC, 6.00%, 11/1/38	3,684,274	4,056,813

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FHLMC, 4.00%, 4/1/41	$2,096,671	$2,235,248
FHLMC, 6.50%, 7/1/47(2)	89,967	100,078
FNMA, 6.50%, 4/1/12(2)	27	27
FNMA, 6.50%, 4/1/12(2)	415	419
FNMA, 6.00%, 12/1/13(2)	8,389	9,042
FNMA, 5.32%, 4/1/14(2)	109,974	116,793
FNMA, 6.00%, 4/1/14(2)	24,111	25,988
FNMA, 7.50%, 6/1/15(2)	3,597	3,644
FNMA, 5.17%, 1/1/16(2)	163,560	180,118
FNMA, 4.50%, 5/1/19(2)	1,381,012	1,484,434
FNMA, 4.00%, 6/1/19(2)	10,887	11,629
FNMA, 4.50%, 6/1/19(2)	156,624	171,144
FNMA, 4.50%, 12/1/19(2)	14,006	15,305
FNMA, 5.00%, 3/1/20(2)	26,051	28,458
FNMA, 5.00%, 3/1/20(2)	25,874	28,265
FNMA, 5.00%, 4/1/20(2)	19,309	21,093
FNMA, 5.00%, 5/1/20(2)	5,848	6,388
FNMA, 5.00%, 5/1/20(2)	29,713	32,458
FNMA, 5.00%, 7/1/20(2)	54,267	58,772
FNMA, 7.00%, 5/1/26(2)	5,097	5,898
FNMA, 7.00%, 6/1/26(2)	3,615	4,183
FNMA, 7.50%, 3/1/27(2)	14,450	17,207
FNMA, 6.50%, 4/1/29(2)	23,297	26,698
FNMA, 6.50%, 6/1/29(2)	13,878	15,904
FNMA, 6.50%, 6/1/29(2)	50,261	57,597
FNMA, 7.00%, 7/1/29(2)	22,508	26,263
FNMA, 6.50%, 8/1/29(2)	50,070	57,378
FNMA, 7.00%, 3/1/30(2)	33,899	39,555
FNMA, 8.00%, 7/1/30(2)	37,368	41,732
FNMA, 7.50%, 9/1/30(2)	17,231	20,769
FNMA, 6.50%, 9/1/31(2)	142,894	163,750
FNMA, 7.00%, 9/1/31(2)	60,919	71,160
FNMA, 6.50%, 1/1/32(2)	49,367	56,326
FNMA, 7.00%, 6/1/32(2)	427,297	499,198
FNMA, 6.50%, 10/1/32(2)	351,885	401,487
FNMA, 5.50%, 6/1/33(2)	357,329	392,676
FNMA, 5.50%, 8/1/33(2)	1,451,536	1,587,002
FNMA, 5.00%, 11/1/33(2)	1,865,911	2,017,849
FNMA, 5.50%, 1/1/34(2)	1,525,395	1,670,138
FNMA, 5.50%, 9/1/34(2)	101,191	111,299
FNMA, 5.50%, 10/1/34(2)	102,956	112,533
FNMA, 6.00%, 10/1/34(2)	157,103	174,240
FNMA, 5.00%, 11/1/34(2)	534,048	591,053
FNMA, 5.50%, 3/1/35(2)	6,278	6,952
FNMA, 5.50%, 3/1/35(2)	13,001	14,397
FNMA, 5.50%, 3/1/35(2)	19,590	21,693
FNMA, 5.50%, 3/1/35(2)	59,407	65,379
FNMA, 5.50%, 3/1/35(2)	46,379	51,360
FNMA, 5.00%, 4/1/35(2)	63,010	70,110
FNMA, 6.00%, 5/1/35(2)	50,309	55,648
FNMA, 6.00%, 5/1/35(2)	9,772	10,808

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

FNMA, 6.00%, 6/1/35(2)	$78,823	$87,188
FNMA, 6.00%, 6/1/35(2)	26,945	29,804
FNMA, 6.00%, 6/1/35(2)	1,541	1,704
FNMA, 5.00%, 7/1/35(2)	263,472	293,160
FNMA, 5.50%, 7/1/35(2)	42,542	46,792
FNMA, 6.00%, 7/1/35(2)	124,022	137,183
FNMA, 6.00%, 7/1/35(2)	13,386	14,806
FNMA, 6.00%, 7/1/35(2)	112,164	124,067
FNMA, 5.50%, 8/1/35(2)	22,400	24,637
FNMA, 6.00%, 8/1/35(2)	6,076	6,723
FNMA, 4.50%, 9/1/35(2)	2,712,447	2,896,082
FNMA, 5.50%, 9/1/35(2)	118,483	130,318
FNMA, 5.50%, 9/1/35(2)	4,517	4,968
FNMA, 5.50%, 9/1/35(2)	1,573	1,731
FNMA, 5.50%, 9/1/35(2)	32,004	35,201
FNMA, 5.50%, 9/1/35(2)	244,530	268,956
FNMA, 5.00%, 10/1/35(2)	38,878	43,259
FNMA, 5.50%, 10/1/35(2)	597,983	657,714
FNMA, 6.00%, 10/1/35(2)	57,161	63,227
FNMA, 5.50%, 11/1/35(2)	331,494	364,606
FNMA, 6.00%, 11/1/35(2)	104,890	116,316
FNMA, 6.50%, 11/1/35(2)	8,787	9,986
FNMA, 6.50%, 11/1/35(2)	23,063	26,228
FNMA, 6.50%, 12/1/35(2)	60,192	68,451
FNMA, 6.50%, 4/1/36(2)	28,269	32,189
FNMA, 6.00%, 8/1/36(2)	101,182	111,539
FNMA, 5.00%, 10/1/36(2)	865,352	935,546
FNMA, 5.00%, 11/1/36(2)	1,140,669	1,233,196
FNMA, 5.50%, 1/1/37	3,660,591	3,999,931
FNMA, 5.50%, 2/1/37(2)	1,314,784	1,434,611
FNMA, 6.00%, 5/1/37(2)	84,523	93,122
FNMA, 6.00%, 7/1/37(2)	28,493	31,392
FNMA, 6.50%, 8/1/37(2)	38,757	43,282
FNMA, 6.50%, 8/1/37(2)	2,098,482	2,343,461
FNMA, 6.50%, 8/1/37(2)	954,461	1,065,886
FNMA, 4.00%, 1/1/41	8,000,509	8,553,938
FNMA, 4.50%, 1/1/41	1,138,598	1,229,914
FNMA, 4.50%, 2/1/41	3,695,859	3,943,762
FNMA, 4.00%, 5/1/41	2,805,140	2,956,668
FNMA, 4.50%, 7/1/41	2,416,752	2,596,984
FNMA, 4.50%, 9/1/41	86,308	92,920
FNMA, 4.00%, 12/1/41	3,952,658	4,203,846
FNMA, 4.00%, 1/1/42	89,774	95,168
FNMA, 6.50%, 6/1/47(2)	126,826	140,879
FNMA, 6.50%, 8/1/47(2)	276,862	307,539
FNMA, 6.50%, 8/1/47(2)	512,923	569,756
FNMA, 6.50%, 9/1/47(2)	575,634	639,416
FNMA, 6.50%, 9/1/47(2)	30,105	33,441
FNMA, 6.50%, 9/1/47(2)	268,071	297,774
FNMA, 6.50%, 9/1/47(2)	149,382	165,934
FNMA, 6.50%, 9/1/47(2)	205,181	227,916

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

GNMA, 9.00%, 4/20/25(2)	$2,079	$2,551
GNMA, 7.50%, 10/15/25(2)	5,447	6,288
GNMA, 6.00%, 4/15/26(2)	1,643	1,854
GNMA, 6.00%, 4/15/26(2)	1,433	1,617
GNMA, 7.50%, 6/15/26(2)	4,644	5,374
GNMA, 7.00%, 12/15/27(2)	18,718	21,959
GNMA, 7.50%, 12/15/27(2)	29,929	35,874
GNMA, 6.50%, 1/15/28(2)	22,839	26,649
GNMA, 6.00%, 5/15/28(2)	50,753	57,377
GNMA, 6.00%, 5/15/28(2)	57,420	65,030
GNMA, 6.50%, 5/15/28(2)	7,245	8,454
GNMA, 7.00%, 5/15/31(2)	61,992	73,463
GNMA, 5.50%, 4/15/32(2)	20,291	22,746
GNMA, 5.50%, 11/15/32(2)	308,144	345,432
GNMA, 6.50%, 10/15/38(2)	5,154,855	5,937,480
GNMA, 4.00%, 1/20/41	3,971,555	4,287,211
GNMA, 4.50%, 5/20/41	5,478,416	5,994,111
GNMA, 4.50%, 6/15/41	1,127,568	1,239,626

		87,764,542

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
FHLMC, VRN, 2.61%, 4/15/12	502,650	523,366
FHLMC, VRN, 4.03%, 4/15/12	1,038,507	1,091,136
FNMA, VRN, 3.35%, 3/25/12	590,372	619,590
FNMA, VRN, 3.38%, 3/25/12	508,356	532,361
FNMA, VRN, 3.96%, 3/25/12	317,958	335,658

		3,102,111

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $84,316,757)		90,866,653

COMMERCIAL PAPER(6) — 2.7%

Austin, TX, 0.16%, 3/20/12(2)	3,003,000	3,002,670
BP Captial Markets plc, 0.34%, 6/29/12(3)	3,700,000	3,695,930
Catholic Health Initiatives, 0.30%, 6/1/12(2)	3,700,000	3,700,000
Charta LLC, 0.17%, 3/23/12(2)(3)	3,700,000	3,699,482
Chicago, IL, 0.23%, 3/7/12	2,900,000	2,899,826
CRC Funding LLC, 0.18%, 3/23/12(2)(3)	3,700,000	3,699,482
Crown Point Capital Co. LLC, 0.30%, 3/5/12(2)(3)	3,700,000	3,699,913
General Electric Captial Corp., 0.25%, 4/11/12(2)	3,600,000	3,599,513
Govco LLC, 0.20%, 3/27/12(2)(3)	3,700,000	3,699,528
Legacy Capital Co., 0.30%, 3/9/12(2)(3)	3,700,000	3,699,843
Lexington Parker Capital, 0.30%, 3/9/12(2)(3)	3,700,000	3,699,796
Salvation Army (The), 1.00%, 4/4/12(2)	2,100,000	2,100,210
Toyota Motor Credit Corp., 0.28%, 6/15/12(2)	3,700,000	3,697,163

TOTAL COMMERCIAL PAPER (Cost $44,892,547)		44,893,356

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

SOVEREIGN GOVERNMENTS AND AGENCIES — 2.6%

AUSTRALIA — 0.1%
Government of Australia, 6.50%, 5/15/13	AUD	460,000	$509,049
Government of Australia, 5.75%, 7/15/22		220,000	269,223
New South Wales Treasury Corp., 5.50%, 3/1/17		295,000	332,678

			1,110,950

AUSTRIA — 0.1%
Republic of Austria, 3.40%, 10/20/14	EUR	465,000	658,763
Republic of Austria, 4.35%, 3/15/19(3)		680,000	1,012,368
Republic of Austria, 3.90%, 7/15/20(3)		175,000	253,089
Republic of Austria, 4.15%, 3/15/37(3)		183,000	271,773

			2,195,993

BELGIUM — 0.1%
Kingdom of Belgium, 4.00%, 3/28/14		910,000	1,275,388
Kingdom of Belgium, 3.75%, 9/28/20		310,000	427,496
Kingdom of Belgium, 5.00%, 3/28/35		220,000	331,112

			2,033,996

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(2)		$1,000,000	1,205,000
Brazilian Government International Bond, 5.625%, 1/7/41(2)		200,000	236,000

			1,441,000

CANADA — 0.2%
Government of Canada, 3.75%, 6/1/12(2)	CAD	640,000	651,293
Government of Canada, 5.00%, 6/1/14(2)		485,000	532,096
Government of Canada, 3.75%, 6/1/19		320,000	368,101
Government of Canada, 3.25%, 6/1/21		260,000	290,823
Government of Canada, 5.75%, 6/1/33(2)		345,000	528,283
Hydro-Quebec, 8.40%, 1/15/22(2)		$130,000	186,692
Province of Ontario Canada, 5.45%, 4/27/16(2)		240,000	279,876
Province of Ontario Canada, 1.60%, 9/21/16(2)		160,000	161,849

			2,999,013

CHILE†
Chile Government International Bond, 3.25%, 9/14/21(2)		230,000	238,050

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		150,000	163,125

DENMARK — 0.1%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	2,300,000	479,632
Kingdom of Denmark, 4.00%, 11/15/19		530,000	112,726
Kingdom of Denmark, 7.00%, 11/10/24		1,760,000	486,118
Kingdom of Denmark, 4.50%, 11/15/39		1,960,000	502,237

			1,580,713

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

FINLAND — 0.2%
Government of Finland, 4.25%, 9/15/12	EUR	365,000	$496,817
Government of Finland, 3.125%, 9/15/14		480,000	681,990
Government of Finland, 3.875%, 9/15/17		260,000	389,697
Government of Finland, 4.375%, 7/4/19		111,000	172,075
Government of Finland, 3.375%, 4/15/20		270,000	393,459
Government of Finland, 4.00%, 7/4/25		179,000	273,659

			2,407,697

FRANCE — 0.1%
French Treasury Note, 2.25%, 2/25/16		550,000	756,789
Government of France, 4.00%, 4/25/14		240,000	341,907
Government of France, 5.50%, 4/25/29		160,000	265,805
Government of France, 4.75%, 4/25/35		160,000	250,311

			1,614,812

GERMANY — 0.1%
German Federal Republic, 4.25%, 10/12/12		270,000	368,701
German Federal Republic, 2.00%, 2/26/16		160,000	225,304
German Federal Republic, 4.00%, 1/4/18		80,000	124,602
German Federal Republic, 3.00%, 7/4/20		35,000	51,942
German Federal Republic, 4.75%, 7/4/34		250,000	458,565
German Federal Republic, 4.25%, 7/4/39		305,000	549,724

			1,778,838

ITALY†
Republic of Italy, 6.875%, 9/27/23(2)		$110,000	116,215

JAPAN — 0.6%
Government of Japan, 1.20%, 6/20/15	JPY	150,200,000	1,909,572
Government of Japan, 1.50%, 9/20/18		240,700,000	3,149,706
Government of Japan, 1.00%, 12/20/21		64,000,000	790,441
Government of Japan, 2.10%, 12/20/26		192,700,000	2,569,744
Government of Japan, 2.40%, 3/20/37		26,500,000	360,752
Japan Finance Organization for Municipalities, 1.90%, 6/22/18		30,000,000	401,374

			9,181,589

MEXICO — 0.1%
United Mexican States, 5.625%, 1/15/17(2)		$160,000	185,200
United Mexican States, 5.95%, 3/19/19(2)		710,000	853,420
United Mexican States, 5.125%, 1/15/20(2)		350,000	401,625
United Mexican States, 6.05%, 1/11/40(2)		220,000	268,950

			1,709,195

MULTI-NATIONAL — 0.1%
European Investment Bank, 2.50%, 7/15/15	EUR	360,000	497,497
European Investment Bank, MTN, 3.625%, 1/15/21		300,000	425,475
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19		280,000	423,676

			1,346,648

NETHERLANDS — 0.1%
Kingdom of Netherlands, 4.00%, 7/15/16		550,000	823,575

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount		Value

Kingdom of Netherlands, 3.50%, 7/15/20	EUR	355,000	$526,836
Kingdom of Netherlands, 4.00%, 1/15/37		245,000	408,962

			1,759,373

NORWAY†
Government of Norway, 4.25%, 5/19/17	NOK	1,000,000	199,413

PERU†
Republic of Peru, 6.55%, 3/14/37(2)		$100,000	127,250
Republic of Peru, 5.625%, 11/18/50(2)		150,000	165,750

			293,000

POLAND†
Poland Government International Bond, 5.125%, 4/21/21(2)		250,000	269,375

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16		240,000	246,080
Korea Development Bank, 3.25%, 3/9/16(2)		160,000	161,566
Korea Development Bank, 4.00%, 9/9/16(2)		160,000	165,988

			573,634

SWEDEN — 0.1%
Government of Sweden, 6.75%, 5/5/14	SEK	2,540,000	430,607
Government of Sweden, 4.25%, 3/12/19		1,590,000	281,839

			712,446

SWITZERLAND†
Switzerland Government Bond, 3.75%, 6/10/15	CHF	330,000	408,805
Switzerland Government Bond, 2.00%, 4/28/21		160,000	198,842
Switzerland Government Bond, 2.50%, 3/8/36		35,000	50,459

			658,106

UNITED KINGDOM — 0.5%
Government of United Kingdom, 5.00%, 9/7/14	GBP	665,000	1,179,049
Government of United Kingdom, 4.00%, 9/7/16		640,000	1,160,505
Government of United Kingdom, 4.50%, 3/7/19		635,000	1,215,013
Government of United Kingdom, 8.00%, 6/7/21		71,000	171,103
Government of United Kingdom, 3.75%, 9/7/21		745,000	1,358,541
Government of United Kingdom, 4.25%, 6/7/32		180,000	339,458
Government of United Kingdom, 4.25%, 3/7/36		975,000	1,840,005
Government of United Kingdom, 4.50%, 12/7/42		775,000	1,539,498

			8,803,172

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $40,609,974)			43,186,353

MUNICIPAL SECURITIES — 1.3%

Alameda County Industrial Development Authority, Series 1997 A, (Plyproperties), VRDN, 0.21%, 5/1/12 (LOC: Wells Fargo Bank N.A.)(2)		$3,600,000	3,600,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(2)		120,000	156,438

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Appling County Development Authority Rev., (Georgia Power Co. Plant), VRDN, 0.20%, 3/1/12(2)	$3,500,000	$3,500,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(2)	120,000	163,607
California GO, (Building Bonds), 7.30%, 10/1/39(2)	160,000	206,386
California GO, (Building Bonds), 7.60%, 11/1/40(2)	45,000	60,001
Illinois GO, 5.88%, 3/1/19(2)	370,000	409,375
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(2)	600,000	578,604
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	100,000	112,093
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(2)	360,000	471,063
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(2)	130,000	155,873
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40(2)	185,000	233,953
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(2)	100,000	131,199
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(2)	180,000	262,775
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(2)	140,000	197,057
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(2)	145,000	185,752
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(2)	200,000	221,166
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.23%, 3/15/12 (LOC: FNMA)(2)	1,785,000	1,785,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(2)	130,000	161,768
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(2)	335,000	402,476
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(2)	170,000	206,951
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(2)	170,000	195,548
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(2)	270,000	324,948
San Jose Redevelopment Agency Rev., Series 2003 B, (Sub-Merged Area Redevelopment Project), VRDN, 0.11%, 3/1/12 (LOC: JPMorgan Chase Bank N.A.)(2)	3,600,000	3,600,000
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(2)	195,000	235,464
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.17%, 3/1/12 (LIQ FAC: FHLMC)(2)	3,400,000	3,400,000

TOTAL MUNICIPAL SECURITIES (Cost $20,133,121)		20,957,497

COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.0%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(2)	582,582	595,838

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/10/12(2)	$500,000	$559,605
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/10/12(2)	500,000	533,973
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	350,000	355,469
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 3/10/12(2)	360,091	372,379
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 3/15/12(2)	925,000	996,656
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.43%, 3/15/12(2)(3)	540,671	507,707
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 3/10/12(2)	300,000	301,157
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 3/10/12(2)	600,000	652,032
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 3/10/12(2)	250,000	260,691
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 3/10/12(2)	1,000,000	1,081,941
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(2)	1,050,000	1,128,265
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(2)	1,100,000	1,200,040
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(2)	700,000	738,200
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(2)	1,000,000	1,052,749
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.32%, 3/15/12(2)	450,000	485,798
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 3/15/12(2)	200,000	215,749
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(2)	250,000	249,584
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 3/15/12(2)	600,000	646,488
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 3/15/12(2)	800,000	859,787
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42(2)	184,279	186,678
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41(2)	800,000	864,558
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(2)	306,379	310,518
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41(2)	1,150,000	1,241,672
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 3/15/12(2)	1,340,383	1,361,615

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A SEQ, 3.83%, 1/25/35(2)(3)	$1,479	$1,484

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,394,285)		16,760,633

U.S. GOVERNMENT AGENCY SECURITIES — 0.7%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES†
FHLMC, 2.375%, 1/13/22	360,000	364,878

GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.7%
Bank of America Corp., VRN, 0.85%, 4/30/12(2)	3,900,000	3,904,715
Citigroup Funding, Inc., VRN, 0.88%, 4/30/12(2)	3,900,000	3,904,774
Morgan Stanley, VRN, 0.91%, 3/20/12(2)	3,900,000	3,909,340

		11,718,829

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $12,057,929)		12,083,707

COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 0.7%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	418,498	433,778
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)	1,187,591	749,731
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(2)	337,108	346,487
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 3/25/12(2)	475,395	443,329
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.72%, 3/21/12(2)	300,000	292,759
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(2)	430,260	450,693
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.125%, 3/18/12	499,342	529,274
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(2)	475,622	463,704
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/25/12	544,678	555,105
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33(2)	539,755	567,352
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(2)	644,078	678,768
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	599,673	581,443

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	$257,358	$258,261
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	275,444	280,186
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 3/25/12(2)	270,447	272,568
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.72%, 3/25/12(2)	123,539	122,977
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	654,899	652,308
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(2)	381,767	373,812
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.09%, 3/25/12	326,822	331,376

		8,383,911

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(2)	2,428,656	2,651,080
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.64%, 3/25/12(2)	83,051	83,121

		2,734,201

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,249,785)		11,118,112

EXCHANGE-TRADED FUNDS — 0.2%

iShares Russell 2000 Index Fund	4,661	377,494
iShares Russell Midcap Value Index Fund	69,824	3,300,581
iShares S&P SmallCap 600 Index Fund	2,856	212,429

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,548,206)		3,890,504

CONVERTIBLE PREFERRED STOCKS†

INSURANCE†
Aspen Insurance Holdings Ltd., Series AHL, 5.625%	4,081	217,568

LEISURE EQUIPMENT AND PRODUCTS†
Callaway Golf Co., Series B, 7.50%	378	38,273

MEDIA†
LodgeNet Interactive Corp., 10.00%(3)	28	33,425

REAL ESTATE INVESTMENT TRUSTS (REITs)†
Lexington Realty Trust, Series C, 6.50%	451	19,483

TOBACCO†
Universal Corp., 6.75%	50	53,575

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $380,546)		362,324

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

	Shares/ Principal Amount	Value

PREFERRED STOCKS†

DIVERSIFIED FINANCIAL SERVICES†
Ally Financial, Inc., 7.00%(3)	77	$66,817

REAL ESTATE INVESTMENT TRUSTS (REITs)†
DuPont Fabros Technology, Inc., Series A, 7.875%	1,169	30,277
Inland Real Estate Corp., Series A, 8.125%	908	23,099
National Retail Properties, Inc., Series C, 7.375%	2,419	60,572

		113,948

TOTAL PREFERRED STOCKS (Cost $181,772)		180,765

ASSET-BACKED SECURITIES(5)†

CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19(2) (Cost $129,979)	$130,000	150,202

RIGHTS†

Rouse Properties, Inc.(1) (Cost $—)	22	—

TEMPORARY CASH INVESTMENTS — 1.5%

SSgA U.S. Government Money Market Fund (Cost $23,908,081)	23,908,081	23,908,081

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,378,383,910)		1,647,397,577

OTHER ASSETS AND LIABILITIES — 0.2%		2,713,875

TOTAL NET ASSETS — 100.0%		$1,650,111,452

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
78,000	AUD for EUR	Westpac Group	4/27/12	$83,120	$475
841,000	CZK for EUR	Deutsche Bank	4/27/12	44,988	1,254
291,000	DKK for EUR	UBS AG	4/27/12	52,166	770
178,840	EUR for GBP	UBS AG	4/27/12	238,326	3,124
683,906	EUR for GBP	UBS AG	4/27/12	911,386	12,391
11,170,752	JPY for AUD	Barclays Bank plc	4/27/12	137,485	(8,185)
6,105,000	JPY for EUR	Barclays Bank plc	4/27/12	75,138	(4,828)
161,000	NOK for EUR	Deutsche Bank	4/27/12	28,736	1,082
30,000	NZD for EUR	Westpac Group	4/27/12	24,935	369
290,000	SEK for EUR	Deutsche Bank	4/27/12	43,731	769
32,000	SGD for EUR	HSBC Holdings plc	4/27/12	25,588	138
163,597	AUD for USD	UBS AG	4/27/12	174,335	4,883
3,000	AUD for USD	Westpac Group	4/27/12	3,197	13
235,967	CAD for USD	Barclays Bank plc	4/27/12	238,184	5,661

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

6,000	CAD for USD	Westpac Group	4/27/12	6,056	54
86,000	CHF for USD	HSBC Holdings plc	4/27/12	95,119	688
2,000	CHF for USD	UBS AG	4/27/12	2,212	23
3,964,000	CZK for USD	Deutsche Bank	4/27/12	212,050	8,976
269,552	GBP for USD	HSBC Holdings plc	4/27/12	428,660	8,994
20,000	GBP for USD	HSBC Holdings plc	4/27/12	31,805	224
127,000	HKD for USD	Westpac Group	4/27/12	16,376	7
2,000	HKD for USD	Westpac Group	4/27/12	258	—
1,424,622,993	KRW for USD	HSBC Holdings plc	4/27/12	1,268,597	11,540
128,175,003	KRW for USD	HSBC Holdings plc	4/27/12	114,137	888
4,149,004	KRW for USD	HSBC Holdings plc	4/27/12	3,695	11
1,858,362	NOK for USD	Deutsche Bank	4/27/12	331,691	17,264
31,000	NOK for USD	UBS AG	4/27/12	5,533	209
355,200	NZD for USD	Westpac Group	4/27/12	295,226	10,320
8,000	SEK for USD	UBS AG	4/27/12	1,206	23
438,000	SGD for USD	HSBC Holdings plc	4/27/12	350,233	5,622
1,147,000	TWD for USD	HSBC Holdings plc	4/27/12	39,040	486
205,000	TWD for USD	HSBC Holdings plc	4/27/12	6,978	33
				$5,290,187	$83,278
(Value on Settlement Date $5,206,909)

Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)
62,729	EUR for AUD	Westpac Group	4/27/12	$83,593	$(948)
33,217	EUR for CZK	Deutsche Bank	4/27/12	44,266	(532)
39,164	EUR for DKK	UBS AG	4/27/12	52,191	(796)
148,881	GBP for EUR	UBS AG	4/27/12	236,760	(1,559)
568,928	GBP for EUR	UBS AG	4/27/12	904,747	(5,753)
137,550	AUD for JPY	Barclays Bank plc	4/27/12	146,579	(908)
61,212	EUR for JPY	Barclays Bank plc	4/27/12	81,572	(1,606)
20,919	EUR for NOK	Deutsche Bank	4/27/12	27,877	(223)
18,829	EUR for NZD	Westpac Group	4/27/12	25,091	(526)
32,402	EUR for SEK	Deutsche Bank	4/27/12	43,180	(217)
19,466	EUR for SGD	HSBC Holdings plc	4/27/12	25,940	(491)
6,000	AUD for USD	UBS AG	4/27/12	6,394	(25)
2,001,340	CAD for USD	UBS AG	3/30/12	2,021,420	(18,678)
286,852	CAD for USD	UBS AG	4/27/12	289,548	(3,699)
7,000	CAD for USD	UBS AG	4/27/12	7,066	(43)
347,950	CHF for USD	UBS AG	4/27/12	384,843	(10,175)
808,026	EUR for USD	UBS AG	3/30/12	1,076,649	11,438
1,050,142	EUR for USD	UBS AG	3/30/12	1,399,256	14,866
50,000	EUR for USD	Barclays Bank plc	4/27/12	66,631	(1,160)
51,000	EUR for USD	Barclays Bank plc	4/27/12	67,964	(707)
12,000	EUR for USD	HSBC Holdings plc	4/27/12	15,991	(81)
5,000	EUR for USD	Westpac Group	4/27/12	6,663	(68)
1,714,342	GBP for USD	Credit Suisse AG	3/30/12	2,726,805	(7,344)
627,000	JPY for USD	UBS AG	4/27/12	7,717	151
643,000	JPY for USD	Westpac Group	4/27/12	7,914	480
580,000	NOK for USD	HSBC Holdings plc	4/27/12	103,522	(1,771)
3,000	NZD for USD	UBS AG	4/27/12	2,493	5

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

621,542	SEK for USD	Deutsche Bank	4/27/12	93,726	(2,445)
54,000	SEK for USD	UBS AG	4/27/12	$8,143	$(39)
				$9,964,541	$(32,854)
(Value on Settlement Date $9,931,687)

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Bank of America N.A./CDX North America Investment Grade 16 Index	$7,200,000	Buy	1.00%	6/20/16	$(8,659)	$(37,265)	$(45,924)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
LOC	-	Letter of Credit
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†        Category is less than 0.05% of total net assets.
(1)     Non-income producing.
(2)     Security, or a portion thereof, has been segregated for when-issued securities and/or swap agreements. At the period end, the aggregate value of securities pledged was $429,000.
(3)     Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $45,629,831, which represented 2.8% of total net assets.
(4)     When-issued security.
(5)     Final maturity date indicated, unless otherwise noted.
(6)     The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(7)     The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$785,009,862	—	—
Foreign Common Stocks	56,266,438	$229,789,259	—
U.S. Treasury Securities	—	162,558,669	—
Corporate Bonds	—	145,415,162	—
U.S. Government Agency Mortgage-Backed Securities	—	90,866,653	—
Commercial Paper	—	44,893,356	—
Sovereign Governments and Agencies	—	43,186,353	—
Municipal Securities	—	20,957,497	—
Commercial Mortgage-Backed Securities	—	16,760,633	—
U.S. Government Agency Securities	—	12,083,707	—
Collateralized Mortgage Obligations	—	11,118,112	—
Exchange-Traded Funds	3,890,504	—	—
Convertible Preferred Stocks	—	362,324	—
Preferred Stocks	—	180,765	—
Asset-Backed Securities	—	150,202	—
Rights	—	—	—
Temporary Cash Investments	23,908,081	—	—
Total Value of Investment Securities	$869,074,885	$778,322,692	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$50,424	—
Swap Agreements	—	(37,265)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	—	$13,159	—

3. Federal Tax Information

As of February 29, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,417,691,278
Gross tax appreciation of investments	$240,027,704
Gross tax depreciation of investments	(10,321,405)
Net tax appreciation (depreciation) of investments	$229,706,299

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 26, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 26, 2012